UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-4676

Harbor Funds
(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
(Address of principal executive offices) (Zip code)

Charles F. McCain HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400
Date of fiscal year end: October 31, 2018
Date of reporting period: January 31, 2019

ITEM 1 – SCHEDULE OF INVESTMENTS
The following is a copy of the Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

Quarterly Schedules of
Portfolio Holdings
January 31, 2019
Domestic Equity Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
GROWTH FUNDS
Harbor Capital Appreciation Fund	HNACX	HACAX	HRCAX	HCAIX
Harbor Strategic Growth Fund	HNGSX	MVSGX	HSRGX	HISWX
Harbor Mid Cap Growth Fund	HNMGX	HAMGX	HRMGX	HIMGX
Harbor Small Cap Growth Fund	HNSGX	HASGX	HRSGX	HISGX
Harbor Small Cap Growth Opportunities Fund	HNSOX	HASOX	HRSOX	HISOX
VALUE FUNDS
Harbor Large Cap Value Fund	HNLVX	HAVLX	HRLVX	HILVX
Harbor Mid Cap Value Fund	HNMVX	HAMVX	HRMVX	HIMVX
Harbor Small Cap Value Fund	HNVRX	HASCX	HSVRX	HISVX
Harbor Small Cap Value Opportunities Fund	HSRVX	HSOVX	HSAVX	HSIVX

Harbor Capital Appreciation Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—99.7%
Shares		Value
AEROSPACE & DEFENSE—4.8%
2,718,593	Boeing Co.	$ 1,048,344
2,735,042	Safran SA (France)	359,355
		1,407,699
AUTOMOBILES—1.9%
1,836,367	Tesla Inc.*	563,801
BANKS—1.6%
4,392,784	JPMorgan Chase & Co.	454,653
BIOTECHNOLOGY—4.3%
3,649,227	Alexion Pharmaceuticals Inc.*	448,709
3,842,425	BioMarin Pharmaceutical Inc.*	377,211
2,295,181	Vertex Pharmaceuticals Inc.*	438,173
		1,264,093
CAPITAL MARKETS—2.3%
1,748,623	Goldman Sachs Group Inc.	346,245
1,751,416	S&P Global Inc.	335,659
		681,904
ENTERTAINMENT—4.6%
5,435,577	Activision Blizzard Inc.	256,777
3,202,955	Netflix Inc.*	1,087,403
		1,344,180
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.6%
1,014,460	American Tower Corp.	175,339
2,419,434	Crown Castle International Corp.	283,219
		458,558
FOOD & STAPLES RETAILING—2.0%
2,660,259	Costco Wholesale Corp.	570,971
HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
1,492,632	Edwards Lifesciences Corp.*	254,374
653,358	Intuitive Surgical Inc.*	342,125
		596,499
HEALTH CARE PROVIDERS & SERVICES—1.9%
2,010,594	UnitedHealth Group Inc.	543,262
HOTELS, RESTAURANTS & LEISURE—3.4%
441,250	Chipotle Mexican Grill Inc.*	233,691
3,281,056	Marriott International Inc.	375,779
2,060,706	McDonald's Corp.	368,413
		977,883
INTERACTIVE MEDIA & SERVICES—12.5%
755,691	Alphabet Inc. Class A*	850,825
761,387	Alphabet Inc. Class C*	849,990
5,587,952	Facebook Inc.*	931,456
22,459,795	Tencent Holdings Ltd. (China)	999,788
		3,632,059
INTERNET & DIRECT MARKETING RETAIL—9.4%
4,645,468	Alibaba Group Holding Ltd. ADR (China)*,1	782,715
1,018,183	Amazon.com Inc.*	1,749,982
79,865	Booking Holdings Inc.*	146,377
2,417,654	Farfetch Ltd. (United Kingdom)*	48,716
		2,727,790
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—12.0%
409,350	Adyen NV (Netherlands)*,2	$ 303,747
1,618,830	FleetCor Technologies Inc.*	326,696
5,365,658	MasterCard Inc.	1,132,851
4,851,770	PayPal Holdings Inc.*	430,643
4,583,902	Square Inc.*	327,062
7,215,130	Visa Inc.	974,115
		3,495,114
LIFE SCIENCES TOOLS & SERVICES—1.6%
1,699,273	Illumina Inc.*	475,440
OIL, GAS & CONSUMABLE FUELS—0.5%
1,211,455	Concho Resources Inc.*	145,181
PERSONAL PRODUCTS—1.5%
3,166,189	Estée Lauder Companies Inc.	431,931
PHARMACEUTICALS—3.4%
14,391,998	AstraZeneca plc ADR (United Kingdom)[1]	526,459
4,549,371	Bristol-Myers Squibb Co.	224,603
3,312,644	Merck & Co. Inc.	246,560
		997,622
ROAD & RAIL—1.3%
2,296,251	Union Pacific Corp.	365,265
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.5%
1,479,561	Broadcom Inc.	396,892
2,398,800	NVIDIA Corp.	344,828
		741,720
SOFTWARE—16.2%
3,470,178	Adobe Systems Inc.*	859,979
13,356,581	Microsoft Corp.	1,394,828
1,668,593	Red Hat Inc.*	296,742
7,164,887	Salesforce.com Inc.*	1,088,848
979,570	ServiceNow Inc.*	215,525
2,855,840	Splunk Inc.*	356,523
2,814,685	Workday Inc.*	510,950
		4,723,395
SPECIALTY RETAIL—1.5%
2,409,454	Home Depot Inc.	442,207
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.6%
4,587,969	Apple Inc.	763,621
TEXTILES, APPAREL & LUXURY GOODS—4.3%
731,965	Kering SA (France)[3]	367,097
2,098,352	Lululemon Athletica Inc. (Canada)*	310,157
7,150,691	NIKE Inc.	585,499
		1,262,753
TOTAL COMMON STOCKS
(Cost $17,457,759)		29,067,601

1

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

SHORT TERM INVESTMENTS—1.1%
(Cost $324,789)
Shares		Value
INVESTMENT COMPANY - SECURITIES LENDING INVESTMENT FUND —1.1%
324,788,845	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 2.43%)	$ 324,789
TOTAL INVESTMENTS—100.8%
(Cost $17,782,548)		29,392,390
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.8)%		(241,401)
TOTAL NET ASSETS—100.0%		$29,150,989
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$ 1,048,344	$ 359,355	$—	$ 1,407,699
Automobiles	563,801	—	—	563,801
Banks	454,653	—	—	454,653
Biotechnology	1,264,093	—	—	1,264,093
Capital Markets	681,904	—	—	681,904
Entertainment	1,344,180	—	—	1,344,180
Equity Real Estate Investment Trusts (REITs)	458,558	—	—	458,558
Food & Staples Retailing	570,971	—	—	570,971
Health Care Equipment & Supplies	596,499	—	—	596,499
Health Care Providers & Services	543,262	—	—	543,262
Hotels, Restaurants & Leisure	977,883	—	—	977,883
Interactive Media & Services	2,632,271	999,788	—	3,632,059
Internet & Direct Marketing Retail	2,727,790	—	—	2,727,790
IT Services	3,191,367	303,747	—	3,495,114
Life Sciences Tools & Services	475,440	—	—	475,440
Oil, Gas & Consumable Fuels	145,181	—	—	145,181
Personal Products	431,931	—	—	431,931
Pharmaceuticals	997,622	—	—	997,622
Road & Rail	365,265	—	—	365,265
Semiconductors & Semiconductor Equipment	741,720	—	—	741,720
Software	4,723,395	—	—	4,723,395
Specialty Retail	442,207	—	—	442,207
Technology Hardware, Storage & Peripherals	763,621	—	—	763,621
Textiles, Apparel & Luxury Goods	895,656	367,097	—	1,262,753
Short-Term Investments
Investment Company-Securities Lending Investment Fund	324,789	—	—	324,789
Total Investments in Securities	$27,362,403	$2,029,987	$—	$29,392,390
There were no Level 3 holdings at January 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
2

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	ADR after the name of a holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2019, the aggregate value of these securities was $303,747 or 1% of net assets.
3	All or a portion of this security was out on loan as of January 31, 2019.
The accompanying notes are an integral part of the Portfolios of Investments.
3

Harbor Strategic Growth Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—95.4%
Shares		Value
AEROSPACE & DEFENSE—2.7%
4,804	TransDigm Group Inc.*	$ 1,878
AIR FREIGHT & LOGISTICS—1.6%
18,687	XPO Logistics Inc.*	1,136
BANKS—5.1%
18,543	First Republic Bank	1,792
35,179	U.S. Bancorp.	1,800
		3,592
BEVERAGES—2.2%
13,518	PepsiCo Inc.	1,523
CAPITAL MARKETS—2.6%
11,641	Moody's Corp.	1,845
CHEMICALS—5.3%
15,498	Ecolab Inc.	2,452
7,614	Linde plc (Ireland)	1,241
		3,693
DIVERSIFIED FINANCIAL SERVICES—5.0%
17,189	Berkshire Hathaway Inc. Class B*	3,533
ELECTRICAL EQUIPMENT—2.7%
39,355	Sensata Technologies Holding plc (United Kingdom)*	1,869
ENERGY EQUIPMENT & SERVICES—1.9%
5,838	Core Laboratories NV (Netherlands)	394
21,412	Schlumberger Ltd.	947
		1,341
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—5.5%
22,489	American Tower Corp.	3,887
FOOD PRODUCTS—1.8%
27,795	Mondelez International Inc.	1,286
HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
8,493	Teleflex Inc.	2,323
INDUSTRIAL CONGLOMERATES—6.9%
18,819	Honeywell International Inc.	2,703
7,482	Roper Technologies Inc.	2,119
		4,822
INSURANCE—4.8%
3,229	Markel Corp.*	3,402
COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—7.0%
2,596	Alphabet Inc. Class C*	$ 2,898
12,082	Facebook Inc.*	2,014
		4,912
INTERNET & DIRECT MARKETING RETAIL—2.8%
1,158	Amazon.com Inc.*	1,990
IT SERVICES—2.9%
14,824	Visa Inc.	2,001
LIFE SCIENCES TOOLS & SERVICES—1.9%
2,058	Mettler-Toledo International Inc.*	1,313
MACHINERY—2.6%
24,319	Fortive Corp.	1,824
PERSONAL PRODUCTS—3.2%
42,523	Unilever NV (Netherlands)	2,276
PHARMACEUTICALS—3.6%
4,671	Allergan plc (Ireland)	673
14,003	Johnson & Johnson	1,863
		2,536
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.7%
32,628	Microchip Technology Inc.	2,622
SOFTWARE—10.1%
9,297	Adobe Systems Inc.*	2,304
11,675	Intuit Inc.	2,520
45,336	Oracle Corp.	2,277
		7,101
SPECIALTY RETAIL—3.3%
21,331	Carmax Inc.*	1,254
3,143	O'Reilly Automotive Inc.*	1,083
		2,337
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.9%
12,402	Apple Inc.	2,064
TOTAL COMMON STOCKS
(Cost $54,874)		67,106
TOTAL INVESTMENTS—95.4%
(Cost $54,874)		67,106
CASH AND OTHER ASSETS, LESS LIABILITIES—4.6%		3,211
TOTAL NET ASSETS—100.0%		$70,317

FAIR VALUE MEASUREMENTS
All investments at January 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.
4

Harbor Mid Cap Growth Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.6%
Shares		Value
AEROSPACE & DEFENSE—2.3%
53,905	Harris Corp.	$ 8,257
BEVERAGES—3.0%
193,026	Monster Beverage Corp.*	11,049
BIOTECHNOLOGY—8.5%
6,906	Bluebird Bio Inc.*	921
168,105	Exact Sciences Corp.*	15,143
31,126	Galapagos NV (Belgium)*	3,199
4,700	Galapagos NV ADR (Belgium)*,1	482
77,839	Ionis Pharmaceuticals Inc.*	4,515
28,982	Sage Therapeutics Inc.*	4,133
36,336	Seattle Genetics Inc.*	2,777
		31,170
CAPITAL MARKETS—2.7%
179,615	TD Ameritrade Holding Corp.	10,049
COMMERCIAL SERVICES & SUPPLIES—1.1%
54,369	Brink's Co.	4,026
CONSTRUCTION MATERIALS—0.9%
33,757	Vulcan Materials Co.	3,431
DIVERSIFIED CONSUMER SERVICES—1.2%
45,823	Grand Canyon Education Inc.*	4,259
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.0%
42,074	Zebra Technologies Corp.*	7,304
ENTERTAINMENT—4.5%
75,221	Spotify Technology SA (Sweden)*	10,189
60,152	Take-Two Interactive Software Inc.*	6,349
		16,538
FOOD PRODUCTS—1.8%
93,731	Lamb Weston Holdings Inc.	6,777
HEALTH CARE EQUIPMENT & SUPPLIES—13.4%
50,881	Align Technology Inc.*	12,667
61,386	DexCom Inc.*	8,657
39,211	Edwards Lifesciences Corp.*	6,682
88,969	Haemonetics Corp.*	8,800
76,077	Insulet Corp.*	6,177
42,895	Penumbra Inc.*	6,242
		49,225
HEALTH CARE TECHNOLOGY—1.7%
56,849	Veeva Systems Inc.*	6,200
HOTELS, RESTAURANTS & LEISURE—10.1%
13,810	Chipotle Mexican Grill Inc.*	7,314
107,679	Hilton Grand Vacations Inc.*	3,267
56,921	Marriott Vacations Worldwide Corp.	5,040
197,893	Melco Resorts & Entertainment Ltd. ADR (Hong Kong)[1]	4,270
116,882	Norwegian Cruise Line Holdings Ltd. (Bermuda)*	6,011
86,742	Planet Fitness Inc.*	5,024
31,736	Vail Resorts Inc.	5,975
		36,901
INDUSTRIAL CONGLOMERATES—1.1%
14,634	Roper Technologies Inc.	4,145
INTERACTIVE MEDIA & SERVICES—1.1%
114,658	Zillow Group Inc. Class C*	4,023
COMMON STOCKS—Continued
Shares		Value
INTERNET & DIRECT MARKETING RETAIL—4.2%
73,695	TripAdvisor Inc.*	$ 4,229
99,337	Wayfair Inc.*	10,873
		15,102
IT SERVICES—3.9%
73,933	GoDaddy Inc.*	5,074
28,357	Shopify Inc. Class A (Canada)*	4,777
61,832	Square Inc.*	4,412
		14,263
LEISURE PRODUCTS—1.0%
44,702	Polaris Industries Inc.	3,750
MACHINERY—1.3%
34,806	IDEX Corp.	4,798
OIL, GAS & CONSUMABLE FUELS—1.3%
15,992	Diamondback Energy Inc.	1,649
242,215	WPX Energy Inc.*	2,970
		4,619
PHARMACEUTICALS—0.1%
7,200	Elanco Animal Health Inc.*	210
PROFESSIONAL SERVICES—3.2%
29,735	CoStar Group Inc.*	11,619
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.3%
400,632	Advanced Micro Devices Inc.*	9,779
22,551	Universal Display Corp.	2,342
		12,121
SOFTWARE—20.1%
86,866	2U Inc.*	4,938
41,847	Autodesk Inc.*	6,160
42,105	Electronic Arts Inc.*	3,884
22,527	Fair Isaac Corp.*	5,073
125,569	Guidewire Software Inc.*	10,884
211,000	Pivotal Software Inc.*	3,902
65,477	ServiceNow Inc.*	14,406
70,532	Splunk Inc.*	8,805
86,165	Workday Inc.*	15,642
		73,694
SPECIALTY RETAIL—1.6%
165,638	Floor & Decor Holdings Inc.*	5,680
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.9%
87,285	Logitech International SA (Switzerland)	3,184
TEXTILES, APPAREL & LUXURY GOODS—1.3%
57,616	Under Armour Inc. Class A*	1,195
196,884	Under Armour Inc. Class C*	3,729
		4,924
TOTAL COMMON STOCKS
(Cost $288,153)		357,318

5

Harbor Mid Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—2.2%
(Cost $7,916)
Principal Amount		Value
REPURCHASE AGREEMENTS—2.2%
$7,916	Repurchase Agreement with Bank of America dated January 31, 2019 due February 01, 2019 at 2.540% collateralized by U.S. Treasury Notes (value $8,079)	$ 7,916
TOTAL INVESTMENTS—99.8%
(Cost $296,069)		365,234
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		831
TOTAL NET ASSETS—100.0%		$366,065
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$ 8,257	$ —	$—	$ 8,257
Beverages	11,049	—	—	11,049
Biotechnology	31,170	—	—	31,170
Capital Markets	10,049	—	—	10,049
Commercial Services & Supplies	4,026	—	—	4,026
Construction Materials	3,431	—	—	3,431
Diversified Consumer Services	4,259	—	—	4,259
Electronic Equipment, Instruments & Components	7,304	—	—	7,304
Entertainment	16,538	—	—	16,538
Food Products	6,777	—	—	6,777
Health Care Equipment & Supplies	49,225	—	—	49,225
Health Care Technology	6,200	—	—	6,200
Hotels, Restaurants & Leisure	36,901	—	—	36,901
Industrial Conglomerates	4,145	—	—	4,145
Interactive Media & Services	4,023	—	—	4,023
Internet & Direct Marketing Retail	15,102	—	—	15,102
IT Services	14,263	—	—	14,263
Leisure Products	3,750	—	—	3,750
Machinery	4,798	—	—	4,798
Oil, Gas & Consumable Fuels	4,619	—	—	4,619
Pharmaceuticals	210	—	—	210
Professional Services	11,619	—	—	11,619
Semiconductors & Semiconductor Equipment	12,121	—	—	12,121
Software	73,694	—	—	73,694
Specialty Retail	5,680	—	—	5,680
Technology Hardware, Storage & Peripherals	146	3,038	—	3,184
Textiles, Apparel & Luxury Goods	4,924	—	—	4,924
Short-Term Investments
Repurchase Agreements	—	7,916	—	7,916
Total Investments in Securities	$354,280	$10,954	$—	$365,234
There were no Level 3 holdings at January 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.
6

Harbor Small Cap Growth Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—4.2%
211,835	HEICO Corp.	$ 14,835
65,121	Teledyne Technologies Inc.*	14,601
		29,436
BANKS—1.2%
241,510	Bank of NT Butterfield & Son Ltd. (Bermuda)	8,465
BIOTECHNOLOGY—7.4%
241,512	Acceleron Pharma Inc.*	10,240
306,461	Apellis Pharmaceuticals Inc.*	4,291
121,280	Ascendis Pharma A/S ADR (Denmark)*,1	8,667
87,586	Blueprint Medicines Corp.*	6,314
364,030	Fate Therapeutics Inc.*	5,511
787,029	Ironwood Pharmaceuticals Inc.*	10,751
465,940	Momenta Pharmaceuticals Inc.*	5,526
		51,300
BUILDING PRODUCTS—1.5%
154,110	Trex Co. Inc.*	10,751
CAPITAL MARKETS—2.7%
142,519	Hamilton Lane Inc.	5,169
188,152	LPL Financial Holdings Inc.	13,240
		18,409
CHEMICALS—1.9%
141,820	Ingevity Corp.*	13,341
COMMERCIAL SERVICES & SUPPLIES—1.8%
126,370	MSA Safety Inc.	12,660
COMMUNICATIONS EQUIPMENT—2.6%
203,600	Acacia Communications Inc.*	8,859
796,855	Viavi Solutions Inc.*	8,861
		17,720
CONSTRUCTION MATERIALS—1.0%
467,231	Summit Materials Inc.*	7,130
CONSUMER FINANCE—0.9%
80,238	Green Dot Corp.*	5,939
CONTAINERS & PACKAGING—2.0%
286,450	Berry Global Group Inc.*	14,108
DIVERSIFIED CONSUMER SERVICES—1.3%
74,950	Bright Horizons Family Solutions Inc.*	8,678
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
162,780	Avnet Inc.	6,707
ENTERTAINMENT—2.3%
57,848	Madison Square Garden Co.*	16,076
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.0%
261,870	Stag Industrial Inc.	7,220
HEALTH CARE EQUIPMENT & SUPPLIES—7.9%
84,603	Cantel Medical Corp.	6,888
99,515	Haemonetics Corp.*	9,843
287,150	Integra LifeSciences Holdings Corp.*	13,600
83,551	Masimo Corp.*	10,393
157,580	Novocure Ltd. (Jersey)*	7,721
217,960	Wright Medical Group NV (Netherlands)*	6,504
		54,949
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE TECHNOLOGY—0.5%
181,490	Evolent Health Inc.*	$ 3,209
HOTELS, RESTAURANTS & LEISURE—3.3%
234,840	Dave & Buster's Entertainment Inc.	12,082
237,192	Eldorado Resorts Inc.*	11,058
		23,140
HOUSEHOLD DURABLES—0.4%
50,772	Topbuild Corp.*	2,681
INSURANCE—2.0%
186,397	Kemper Corp.	14,013
IT SERVICES—4.5%
233,790	InterXion Holding NV (Netherlands)*	14,037
50,902	WEX Inc.*	8,212
177,975	WNS Holdings Ltd. ADR (Jersey)*,1	8,683
		30,932
LIFE SCIENCES TOOLS & SERVICES—4.9%
61,960	BIO-RAD Laboratories Inc.*	15,482
134,624	ICON plc (Ireland)*	18,831
		34,313
MACHINERY—3.4%
259,420	Flowserve Corp.	11,425
141,310	Lincoln Electric Holdings Inc.	12,215
		23,640
MARINE—0.5%
104,960	Matson Inc.	3,517
MEDIA—0.8%
62,834	Nexstar Media Group Inc.	5,245
OIL, GAS & CONSUMABLE FUELS—4.2%
494,260	Centennial Resource Development Inc.*	6,509
296,280	PBF Energy Inc.	10,850
985,360	WPX Energy Inc.*	12,081
		29,440
PHARMACEUTICALS—6.7%
146,031	Catalent Inc.*	5,393
1,830,669	Correvio Pharma Corp. (Canada)*	6,755
429,320	Cymabay Therapeutics Inc.*	3,735
265,385	Intersect ENT Inc.*	7,874
430,020	Medicines Co.*	9,938
297,370	Zogenix Inc.*	13,010
		46,705
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
208,888	HFF Inc.*	8,652
ROAD & RAIL—1.6%
189,900	Ryder System Inc.	10,997
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.9%
14,900	Advanced Energy Industries Inc.*	764
165,690	Inphi Corp.*	6,535
57,745	Monolithic Power Systems Inc.	7,308
461,615	Ultra Clean Holdings Inc.*	5,475
		20,082

7

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—13.9%
480,830	8x8 Inc.*	$ 8,467
88,457	Alarm.com Holdings Inc.*	5,567
56,520	Fair Isaac Corp.*	12,728
88,990	Nice Ltd. ADR (Israel)*,1	9,785
626,600	Nuance Communications Inc.*	9,944
113,914	Proofpoint Inc.*	11,605
233,343	Smartsheet Inc.*	7,322
111,634	Tableau Software Inc.*	14,271
62,166	Ultimate Software Group Inc.*	16,976
		96,665
SPECIALTY RETAIL—3.1%
486,890	American Eagle Outfitters Inc.	10,283
55,330	Five Below Inc.*	6,846
138,660	National Vision Holdings Inc.*	4,404
		21,533
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—1.5%
298,730	Wolverine World Wide Inc.	$ 10,249
THRIFTS & MORTGAGE FINANCE—0.1%
11,544	Essent Group Ltd. (Bermuda)*	459
TRADING COMPANIES & DISTRIBUTORS—1.8%
332,086	Rush Enterprises Inc.	12,702
TOTAL COMMON STOCKS
(Cost $638,316)		681,063
TOTAL INVESTMENTS—98.0%
(Cost $638,316)		681,063
CASH AND OTHER ASSETS, LESS LIABILITIES—2.0%		13,539
TOTAL NET ASSETS—100.0%		$694,602

FAIR VALUE MEASUREMENTS
At January 31, 2019, the investments in Essent Group Ltd. and Topbuild Corp. (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1. There were no Level 3 investments at January 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
AFFILIATED TRANSACTIONS
Certain of the Fund’s investments are in companies that are considered to be affiliated companies of the Fund because the Fund owned more than 5% of the outstanding voting securities of the company during the period November 1, 2018 through January 31, 2019. Transactions during the period in securities of these companies were as follows:
Security Name	Beginning Balance as of 11/01/2018 (000s)	Purchases (000s)	Sales (000s)	Net Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Dividend Income (000s)	Ending Balance as of 01/31/2019 (000s)
Correvio Pharma Corp. (Canada)	$6,237	$140	$(162)	$(374)	$914	$–	$6,755

*	Non-income producing security
1	ADR after the name of a holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.
8

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.3%
Shares		Value
AEROSPACE & DEFENSE—0.5%
171,123	Maxar Technologies Inc.	$ 962
AIR FREIGHT & LOGISTICS—1.6%
30,516	Atlas Air Worldwide Holdings Inc.*	1,624
68,157	Echo Global Logistics Inc.*	1,619
		3,243
BANKS—2.1%
40,009	Chemical Financial Corp.	1,779
42,430	FB Financial Corp.	1,404
57,822	Tristate Capital Holdings Inc.*	1,177
		4,360
BEVERAGES—0.8%
121,080	Primo Water Corp.*	1,578
BIOTECHNOLOGY—7.6%
96,986	Amarin Corp. plc ADR (United Kingdom)*,1	1,697
21,353	BioSpecifics Technologies Corp.*	1,388
72,997	Clovis Oncology Inc.*	1,851
111,405	Halozyme Therapeutics Inc.*	1,803
3,076	Intercept Pharmaceuticals Inc.*	371
19,940	Ligand Pharmaceuticals Inc.*	2,355
80,909	Portola Pharmaceuticals Inc.*	2,193
83,531	PTC Therapeutics Inc.*	2,600
27,728	Spark Therapeutics Inc.*	1,326
		15,584
COMMERCIAL SERVICES & SUPPLIES—2.7%
98,523	Advanced Disposal Services Inc.*	2,483
69,227	Healthcare Services Group Inc.	3,019
		5,502
COMMUNICATIONS EQUIPMENT—4.0%
169,092	Casa Systems Inc.*	1,968
537,368	Infinera Corp.*	2,364
35,751	Lumentum Holdings Inc.*	1,749
147,288	Quantenna Communications Inc.*	2,201
		8,282
CONSTRUCTION & ENGINEERING—1.3%
60,264	Mastec Inc.*	2,675
CONSUMER FINANCE—1.0%
28,759	Green Dot Corp.*	2,129
DIVERSIFIED CONSUMER SERVICES—1.2%
50,888	Adtalem Global Education Inc.*	2,488
DIVERSIFIED TELECOMMUNICATION SERVICES—1.6%
173,749	Iridium Communications Inc.*	3,367
ELECTRICAL EQUIPMENT—1.0%
97,415	Power Solutions International Inc.*	760
44,124	TPI Composites Inc.*	1,335
		2,095
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
46,998	Methode Electronics Inc.	1,210
32,417	MTS Systems Corp.	1,623
		2,833
ENTERTAINMENT—1.3%
31,561	World Wrestling Entertainment Inc.	2,599
COMMON STOCKS—Continued
Shares		Value
FOOD & STAPLES RETAILING—0.4%
24,847	Chefs' Warehouse Inc.*	$ 798
FOOD PRODUCTS—1.1%
61,839	Freshpet Inc.*	2,224
HEALTH CARE EQUIPMENT & SUPPLIES—6.8%
867,033	Cerus Corp.*	5,168
56,467	Cryolife Inc.*	1,576
466,001	Invacare Corp.	2,395
255,335	ViewRay Inc.*	1,836
103,153	Wright Medical Group NV (Netherlands)*	3,078
		14,053
HEALTH CARE PROVIDERS & SERVICES—4.3%
8,224	Medifast Inc.	1,047
267,613	R1 RCM Inc.*	2,173
263,325	Surgery Partners Inc.*	3,444
96,098	Tivity Health Inc.*	2,139
		8,803
HEALTH CARE TECHNOLOGY—4.8%
261,515	Evolent Health Inc.*	4,624
136,118	Nextgen Healthcare Inc.*	2,406
18,132	Omnicell Inc.*	1,181
25,570	Teladoc Inc.*	1,642
		9,853
HOTELS, RESTAURANTS & LEISURE—3.7%
26,025	Churchill Downs Inc.	2,394
40,635	Dave & Buster's Entertainment Inc.	2,090
241,857	Playa Hotels & Resorts NV (Netherlands)*	1,906
39,028	Red Robin Gourmet Burgers Inc.*	1,248
		7,638
INSURANCE—2.3%
32,941	Kinsale Capital Group Inc.	1,911
114,871	National General Holdings Corp.	2,774
		4,685
INTERNET & DIRECT MARKETING RETAIL—2.9%
597,634	Quotient Technology Inc.*	5,976
IT SERVICES—6.8%
79,399	Carbonite Inc.*	2,274
49,353	Cardtronics plc (United Kingdom)*	1,336
54,539	EVO Payments Inc.*	1,372
57,067	GTT Communications Inc.*	1,461
98,223	InterXion Holding NV (Netherlands)*	5,897
32,317	WNS Holdings Ltd. ADR (India)*,1	1,577
		13,917
LEISURE PRODUCTS—0.8%
101,876	Nautilus Inc.*	765
53,140	Yeti Holdings Inc.*	904
		1,669
MACHINERY—5.9%
71,452	Actuant Corp.	1,635
56,245	CIRCOR International Inc.*	1,555
86,531	Kornit Digital Ltd. (Israel)*	1,658
81,271	Meritor Inc.*	1,681
248,954	NN Inc.	2,273

9

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
120,669	REV Group Inc.	$ 1,003
87,099	Rexnord Corp.*	2,278
		12,083
OIL, GAS & CONSUMABLE FUELS—2.3%
217,822	Callon Petroleum Co.*	1,773
60,714	Carrizo Oil & Gas Inc.*	745
71,629	Matador Resources Co.*	1,397
173,940	SRC Energy Inc.*	856
		4,771
PHARMACEUTICALS—3.5%
108,505	Medicines Co.*	2,508
84,426	Pacira Pharmaceuticals Inc.*	3,434
732,954	Teligent Inc.*	1,246
		7,188
PROFESSIONAL SERVICES—1.2%
78,446	WageWorks Inc.*	2,475
ROAD & RAIL—1.2%
220,278	Daseke Inc.*	918
26,273	Saia Inc.*	1,576
		2,494
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.1%
96,899	Aquantia Corp.*	854
108,604	Inphi Corp.*	4,283
266,556	MaxLinear Inc.*	5,230
		10,367
SOFTWARE—4.2%
26,024	LogMeIn Inc.	2,421
187,195	OneSpan Inc.*	2,731
480,255	Synchronoss Technologies Inc.*	3,443
		8,595
SPECIALTY RETAIL—4.1%
88,270	Boot Barn Holdings Inc.*	2,068
112,600	Camping World Holdings Inc.	1,597
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
75,531	Guess? Inc.	$ 1,473
56,196	National Vision Holdings Inc.*	1,785
141,852	Party City Holdco Inc.*	1,566
		8,489
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.6%
123,246	Electronics for Imaging Inc.*	3,255
TEXTILES, APPAREL & LUXURY GOODS—1.0%
56,467	G-III Apparel Group Ltd.*	1,969
THRIFTS & MORTGAGE FINANCE—1.6%
50,382	Essent Group Ltd. (Bermuda)*	2,003
50,727	Meta Financial Group Inc.	1,194
		3,197
TRADING COMPANIES & DISTRIBUTORS—1.3%
56,587	Beacon Roofing Supply Inc.*	2,056
66,943	Foundation Building Materials Inc.*	612
		2,668
WATER UTILITIES—1.2%
115,883	Aquaventure Holdings Ltd. (Virgin Islands)*	2,437
WIRELESS TELECOMMUNICATION SERVICES—1.1%
535,906	Gogo Inc.*	2,213
TOTAL COMMON STOCKS
(Cost $202,526)		199,514
TOTAL INVESTMENTS—97.3%
(Cost $202,526)		199,514
CASH AND OTHER ASSETS, LESS LIABILITIES—2.7%		5,573
TOTAL NET ASSETS—100.0%		$205,087

FAIR VALUE MEASUREMENTS
All investments at January 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.
10

Harbor Large Cap Value Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—95.0%
Shares		Value
AEROSPACE & DEFENSE—2.5%
141,000	General Dynamics Corp.	$ 24,135
BANKS—13.3%
3,050,000	Banco Bilbao Vizcaya SA ADR (Spain)[1]	18,208
1,105,000	Bank of America Corp.	31,459
170,000	BOK Financial Corp.	14,129
150,000	Cullen/Frost Bankers Inc.	14,592
358,000	East West Bancorp Inc.	18,015
183,000	JPMorgan Chase & Co.	18,941
2,400,000	Mitsubishi UFJ Financial Group Inc. ADR (Japan)[1]	12,912
		128,256
BEVERAGES—2.8%
571,000	Coca-Cola Co.	27,482
BIOTECHNOLOGY—2.8%
143,000	Amgen Inc.	26,757
BUILDING PRODUCTS—2.2%
630,000	Johnson Controls International plc	21,275
CAPITAL MARKETS—2.4%
185,000	Ameriprise Financial Inc.	23,421
CHEMICALS—2.3%
213,000	PPG Industries Inc.	22,459
CONSTRUCTION MATERIALS—2.2%
120,500	Martin Marietta Materials Inc.	21,290
CONSUMER FINANCE—2.1%
255,000	Capital One Financial Corp.	20,550
ENERGY EQUIPMENT & SERVICES—1.8%
560,000	Halliburton Co.	17,561
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.9%
133,000	Equity Lifestyle Properties Inc.	14,082
131,000	Sun Communities Inc.	14,398
		28,480
FOOD & STAPLES RETAILING—3.5%
470,620	Kroger Co.	13,333
285,000	Walgreens Boots Alliance Inc.	20,594
		33,927
FOOD PRODUCTS—2.5%
410,000	Mondelez International Inc.	18,967
82,549	Tyson Foods Inc.	5,111
		24,078
GAS UTILITIES—2.2%
363,000	National Fuel Gas Co.	20,800
HEALTH CARE EQUIPMENT & SUPPLIES—5.8%
272,000	Danaher Corp.	30,170
294,000	Medtronic plc (Ireland)	25,987
		56,157
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—1.3%
450,000	Acadia Healthcare Co. Inc.*	$ 12,312
HOUSEHOLD DURABLES—4.6%
457,000	Lennar Corp. Class A	21,671
7,120	Lennar Corp. Class B	272
453,000	Sony Corp. ADR (Japan)[1]	22,704
		44,647
INSURANCE—1.9%
140,000	Chubb Ltd. (Switzerland)	18,627
INTERACTIVE MEDIA & SERVICES—2.3%
650,000	Twitter Inc.*	21,814
IT SERVICES—2.8%
305,000	PayPal Holdings Inc.*	27,072
MACHINERY—5.2%
355,000	Oshkosh Corp.	26,643
145,000	Parker-Hannifin Corp.	23,897
		50,540
OIL, GAS & CONSUMABLE FUELS—4.1%
255,000	Phillips 66	24,330
111,000	Pioneer Natural Resources Co.	15,797
		40,127
PERSONAL PRODUCTS—2.3%
411,000	Unilever NV (United Kingdom)	21,993
PHARMACEUTICALS—2.4%
266,000	Novartis AG ADR (Switzerland)[1]	23,280
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.8%
336,000	Microchip Technology Inc.	27,004
SOFTWARE—11.4%
184,000	Adobe Systems Inc.*	45,599
165,000	ANSYS Inc.*	27,118
356,000	Microsoft Corp.	37,177
		109,894
SPECIALTY RETAIL—2.6%
137,000	Home Depot Inc.	25,144
TOTAL COMMON STOCKS
(Cost $797,557)		919,082
TOTAL INVESTMENTS—95.0%
(Cost $797,557)		919,082
CASH AND OTHER ASSETS, LESS LIABILITIES—5.0%		48,000
TOTAL NET ASSETS—100.0%		$967,082

11

Harbor Large Cap Value Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at January 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.
12

Harbor Mid Cap Value Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—99.3%
Shares		Value
AEROSPACE & DEFENSE—2.0%
40,460	Huntington Ingalls Industries Inc.	$ 8,353
121,500	Spirit AeroSystems Holdings Inc.	10,133
		18,486
AIR FREIGHT & LOGISTICS—0.4%
74,217	Atlas Air Worldwide Holdings Inc.*	3,950
AIRLINES—3.0%
54,800	Alaska Air Group Inc.	3,504
175,700	American Airlines Group Inc.	6,285
375,200	JetBlue Airways Corp.*	6,750
124,400	United Continental Holdings Inc.*	10,856
		27,395
AUTO COMPONENTS—2.5%
118,200	American Axle & Manufacturing Holdings Inc.*	1,747
76,500	BorgWarner Inc.	3,129
32,900	Cooper-Standard Holdings Inc.*	2,515
277,200	Goodyear Tire & Rubber Co.	5,874
46,300	Lear Corp.	7,127
68,500	Tenneco Inc.	2,376
		22,768
AUTOMOBILES—0.4%
91,600	Harley-Davidson Inc.	3,376
BANKS—6.9%
134,800	CIT Group Inc.	6,226
267,800	Citizens Financial Group Inc.	9,084
327,900	Fifth Third Bancorp	8,794
495,200	KeyCorp	8,156
739,400	Regions Financial Corp.	11,217
195,300	SunTrust Banks Inc.	11,605
164,900	Zions Bancorporation	7,847
		62,929
BEVERAGES—0.8%
110,500	Molson Coors Brewing Co.	7,360
BUILDING PRODUCTS—0.4%
76,600	Owens Corning	4,013
CAPITAL MARKETS—2.8%
91,900	Ameriprise Financial Inc.	11,634
108,400	Lazard Ltd. (Bermuda)	4,313
121,300	Legg Mason Inc.	3,615
329,374	Prospect Capital Corp.	2,240
45,400	Raymond James Financial Inc.	3,655
		25,457
CHEMICALS—4.2%
9,746	A. Schulman Inc. (Contingent Value Rights)*	19 [x]
69,000	Cabot Corp.	3,236
97,900	Celanese Corp.	9,375
112,122	Chemours Co.	4,008
150,600	Eastman Chemical Co.	12,141
289,700	Huntsman Corp.	6,365
70,400	Trinseo SA (Luxembourg)	3,453
		38,597
COMMERCIAL SERVICES & SUPPLIES—0.3%
20,712	LSC Communications Inc.	164
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
304,900	Pitney Bowes Inc.	$ 2,198
55,233	RR Donnelley & Sons Co.	282
		2,644
COMMUNICATIONS EQUIPMENT—1.2%
405,100	Juniper Networks Inc.	10,508
CONSUMER FINANCE—2.2%
136,700	Ally Financial Inc.	3,563
150,200	Discover Financial Services	10,137
225,200	Navient Corp.	2,567
69,255	Nelnet Inc.	3,643
		19,910
CONTAINERS & PACKAGING—1.4%
77,626	International Paper Co.	3,682
260,946	Owens-Illinois Inc.	5,237
95,900	WestRock Co.	3,904
		12,823
DIVERSIFIED FINANCIAL SERVICES—0.9%
115,289	Banco Latinoamericano de Comercio Exterior SA (Panama)	2,165
120,200	Voya Financial Inc.	5,581
		7,746
ELECTRIC UTILITIES—5.3%
82,400	Edison International	4,695
209,600	Entergy Corp.	18,694
393,400	FirstEnergy Corp.	15,421
288,800	PPL Corp.	9,045
		47,855
ELECTRICAL EQUIPMENT—0.4%
50,600	Regal Beloit Corp.	3,884
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.3%
76,400	Avnet Inc.	3,148
162,600	Corning Inc.	5,408
79,185	Methode Electronics Inc.	2,039
13,988	Synnex Corp.	1,353
41,800	Tech Data Corp.*	3,997
196,236	TTM Technologies Inc.*	2,253
154,200	Vishay Intertechnology Inc.	3,007
		21,205
ENERGY EQUIPMENT & SERVICES—0.2%
209,866	McDermott International Inc. (Panama)*	1,851
ENTERTAINMENT—0.4%
108,800	Viacom Inc.	3,201
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—11.6%
205,100	Brixmor Property Group Inc.	3,513
286,300	CBL & Associates Properties Inc.	713
507,836	Franklin Street Properties Corp.	3,768
120,800	Gaming and Leisure Properties Inc.	4,530
188,700	Hersha Hospitality Trust	3,497
197,597	Hospitality Properties Trust	5,268
371,000	Host Hotels & Resorts Inc.	6,700
733,500	Lexington Realty Trust	7,049
166,600	Mack-Cali Realty Corp.	3,432
535,200	Medical Properties Trust Inc.	9,741
35,800	National Health Investors Inc.	2,981

13

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
52,750	Office Properties Income Trust	$ 1,689
251,500	OMEGA Healthcare Investors Inc.	10,108
166,038	Outfront Media Inc.	3,445
395,500	Piedmont Office Realty Trust Inc.	7,657
29,388	Retail Value Inc.	894
170,300	Sabra Health Care REIT Inc.	3,498
411,114	Senior Housing Properties Trust	5,661
286,200	Site Centers Corp.	3,741
28,913	Spirit MTA REIT	226
110,060	Spirit Realty Capital Inc.	4,372
277,300	Summit Hotel Properties Inc.	3,097
663,000	Vereit Inc.	5,357
244,700	Xenia Hotels & Resorts Inc.	4,593
		105,530
FOOD & STAPLES RETAILING—1.5%
62,200	Ingles Markets Inc.	1,775
408,500	Kroger Co.	11,573
		13,348
FOOD PRODUCTS—3.3%
67,500	Archer Daniels Midland Co.	3,031
125,900	General Mills Inc.	5,595
54,200	Ingredion Inc.	5,366
71,100	JM Smucker Co.	7,457
143,800	Tyson Foods Inc.	8,904
		30,353
GAS UTILITIES—0.1%
9,100	National Fuel Gas Co.	521
HEALTH CARE PROVIDERS & SERVICES—1.7%
94,600	Cardinal Health Inc.	4,727
60,600	HCA Healthcare Inc.	8,449
73,000	Owens & Minor Inc.	553
13,810	Universal Health Services Inc.	1,830
		15,559
HOTELS, RESTAURANTS & LEISURE—0.7%
147,500	Brinker International Inc.	5,977
15,250	Wyndham Destinations Inc.	642
		6,619
HOUSEHOLD DURABLES—2.5%
101,478	Ethan Allen Interiors Inc.	1,926
65,200	Meritage Homes Corp.*	2,939
183,453	PulteGroup Inc.	5,102
133,500	Toll Brothers Inc.	4,932
59,600	Whirlpool Corp.	7,927
		22,826
INSURANCE—6.9%
103,700	Aflac Inc.	4,946
70,800	Allstate Corp.	6,221
37,600	American Financial Group Inc.	3,587
88,400	Assured Guaranty Ltd. (Bermuda)	3,585
51,900	Axis Capital Holdings Ltd. (Bermuda)	2,779
33,400	Everest Re Group Ltd. (Bermuda)	7,316
150,800	Hartford Financial Services Group Inc.	7,076
179,800	Lincoln National Corp.	10,516
226,000	Maiden Holdings Ltd. (Bermuda)	292
254,300	Old Republic International Corp.	5,124
79,000	Principal Financial Group Inc.	3,956
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
75,200	Universal Insurance Holdings Inc.	$ 2,837
139,000	Unum Group	4,832
		63,067
IT SERVICES—1.0%
77,600	DXC Technology Co.	4,976
228,100	Western Union Co.	4,163
		9,139
LEISURE PRODUCTS—0.4%
65,300	Brunswick Corp.	3,286
MACHINERY—4.7%
42,500	AGCO Corp.	2,728
100,600	Allison Transmission Holdings Inc.	4,896
170,200	Briggs & Stratton Corp.	2,192
80,700	Cummins Inc.	11,872
161,900	Meritor Inc.*	3,348
67,100	Oshkosh Corp.	5,036
29,300	Snap-on Inc.	4,864
64,700	Timken Co.	2,756
327,400	Wabash National Corp.	4,564
		42,256
MEDIA—1.3%
115,600	AMC Networks Inc.*	7,276
290,841	Gannett Co. Inc.	3,225
144,100	TEGNA Inc.	1,692
		12,193
METALS & MINING—0.7%
78,500	Reliance Steel & Aluminum Co.	6,428
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.8%
479,058	Annaly Capital Management Inc.	5,001
29,955	Granite Point Mortgage Trust Inc.	585
171,000	Invesco Mortgage Capital Inc.	2,753
298,300	MFA Financial Inc.	2,187
191,300	PennyMac Mortgage Investment Trust	3,872
158,050	Two Harbors Investment Corp.	2,306
		16,704
MULTILINE RETAIL—2.1%
91,600	Big Lots Inc.	2,889
50,800	Dillard's Inc.	3,393
134,700	Kohl's Corp.	9,252
150,600	Macy's Inc.	3,961
		19,495
MULTI-UTILITIES—0.7%
108,700	Public Service Enterprise Group Inc.	5,930
OIL, GAS & CONSUMABLE FUELS—4.4%
240,100	Carrizo Oil & Gas Inc.*	2,948
355,616	Gulfport Energy Corp.*	2,984
99,000	HollyFrontier Corp.	5,578
357,559	Laredo Petroleum Inc.*	1,359
78,600	Marathon Petroleum Corp.	5,208
199,700	Newfield Exploration Co.*	3,650
163,700	PBF Energy Inc.	5,995
474,000	SRC Energy Inc.*	2,332
108,100	Valero Energy Corp.	9,493
		39,547

14

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PAPER & FOREST PRODUCTS—0.5%
98,600	Domtar Corp.	$ 4,624
PHARMACEUTICALS—1.1%
49,900	Jazz Pharmaceuticals plc (Ireland)*	6,282
110,150	Lannett Co. Inc.*	822
93,493	Mylan NV (Netherlands)*	2,800
		9,904
PROFESSIONAL SERVICES—0.7%
79,400	ManpowerGroup Inc.	6,275
ROAD & RAIL—0.4%
62,800	Ryder System Inc.	3,637
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.6%
475,000	Amkor Technology Inc.*	3,800
123,200	Applied Materials Inc.	4,815
84,900	Cirrus Logic Inc.*	3,154
76,800	Lam Research Corp.	13,024
409,900	On Semiconductor Corp.*	8,214
		33,007
SPECIALTY RETAIL—4.5%
121,000	Autonation Inc.*	4,689
92,800	Bed Bath & Beyond Inc.	1,400
100,700	Best Buy Co. Inc.	5,965
116,700	Dick's Sporting Goods Inc.	4,121
111,200	Foot Locker Inc.	6,215
89,100	GameStop Corp.	1,010
170,500	Gap Inc.	4,338
73,700	Group 1 Automotive Inc.	4,498
41,233	Murphy USA Inc.*	3,033
677,800	Office Depot Inc.	1,999
76,700	Penske Automotive Group Inc.	3,596
		40,864
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.5%
242,314	HP Inc.	$ 5,338
197,600	NCR Corp.*	5,286
72,900	NetApp Inc.	4,649
143,800	Seagate Technology plc (Ireland)	6,367
106,200	Western Digital Corp.	4,778
189,900	Xerox Corp.	5,357
		31,775
TEXTILES, APPAREL & LUXURY GOODS—0.3%
60,900	Capri Holdings Ltd. (Virgin Islands)*	2,587
THRIFTS & MORTGAGE FINANCE—0.8%
306,700	MGIC Investment Corp.*	3,827
185,900	Radian Group Inc.	3,577
		7,404
TRADING COMPANIES & DISTRIBUTORS—0.5%
113,600	Aircastle Ltd. (Bermuda)	2,367
65,642	Triton International Ltd. (Bermuda)	2,360
		4,727
TOTAL COMMON STOCKS
(Cost $892,117)		903,563
TOTAL INVESTMENTS—99.3%
(Cost $892,117)		903,563
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		6,530
TOTAL NET ASSETS—100.0%		$910,093

FAIR VALUE MEASUREMENTS
At Januray 31, 2019, the investments in A. Schulman Inc. (Contingent Value Rights) (as disclosed in the preceding Portfolio of Investments) were classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2019.
Valuation Description	Beginning Balance as of 11/01/2018 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2019 (000s)
Common Stocks
Chemicals	$19	$—	$—	$—	$—	$—	$—	$—	$19
15

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2019 (000s)	Valuation Technique	Unobservable Input	Input Value(s)
Investments in Securities
Common Stocks
Chemicals
A. Schulman Inc.(Contingent Value Rights)*	$19	Market Approach	Estimated Recovery Value	$ 1.91

*	Non-income producing security
x	Fair valued in accordance with Harbor Funds Valuation Procedures.
The accompanying notes are an integral part of the Portfolios of Investments.
16

Harbor Small Cap Value Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—96.6%
Shares		Value
AEROSPACE & DEFENSE—9.0%
703,789	Hexcel Corp.	$ 47,653
231,370	Moog Inc.	20,701
172,269	Teledyne Technologies Inc.*	38,626
897,344	Triumph Group Inc.	16,018
		122,998
BANKS—8.9%
1,031,287	Cadence Bancorp	19,337
311,099	Enterprise Financial Services Corp.	13,729
396,313	Heartland Financial USA Inc.	17,977
503,324	Sterling Bancorp	9,684
636,650	Trustmark Corp.	20,073
594,565	United Bankshares Inc.	21,030
487,945	WesBanco Inc.	19,815
		121,645
CAPITAL MARKETS—3.9%
318,476	Eaton Vance Corp.	12,268
310,076	Raymond James Financial Inc.	24,961
318,268	Stifel Financial Corp.	15,235
		52,464
CHEMICALS—2.7%
349,035	Cabot Corp.	16,366
275,570	Scotts Miracle-Gro Co.	20,489
		36,855
COMMERCIAL SERVICES & SUPPLIES—2.8%
694,173	Casella Waste Systems Inc.*	20,909
1,019,355	Steelcase Inc.	16,819
		37,728
CONSUMER FINANCE—2.8%
469,928	Firstcash Inc.	38,736
ELECTRICAL EQUIPMENT—2.6%
409,443	EnerSys	34,909
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—10.6%
265,811	Anixter International Inc.*	16,137
139,351	Coherent Inc.*	16,471
512,411	FLIR Systems Inc.	25,047
157,463	Littelfuse Inc.	27,670
350,612	OSI Systems Inc.*	31,446
873,356	Sanmina Corp.*	27,266
		144,037
ENERGY EQUIPMENT & SERVICES—1.8%
192,977	Core Laboratories NV (Netherlands)	13,018
626,022	Oil States International Inc.*	10,780
		23,798
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—5.0%
267,264	EastGroup Properties Inc.	27,651
1,054,778	Medical Properties Trust Inc.	19,197
668,582	Pebblebrook Hotel Trust	21,428
		68,276
FOOD & STAPLES RETAILING—0.4%
448,394	United Natural Foods Inc.*	5,874
FOOD PRODUCTS—2.3%
1,459,357	Darling Ingredients Inc.*	31,041
COMMON STOCKS—Continued
Shares		Value
GAS UTILITIES—1.3%
578,966	South Jersey Industries Inc.	$ 17,242
HEALTH CARE PROVIDERS & SERVICES—3.2%
555,778	MEDNAX Inc.*	20,069
178,900	Molina Healthcare Inc.*	23,790
		43,859
HOUSEHOLD DURABLES—1.9%
576,234	Meritage Homes Corp.*	25,977
INSURANCE—7.1%
644,031	American Equity Investment Life Holding Co.	20,171
379,856	Horace Mann Educators Corp.	15,821
215,087	Reinsurance Group of America Inc.	31,069
220,961	State Auto Financial Corp.	7,513
421,948	United Fire Group Inc.	21,941
		96,515
IT SERVICES—1.8%
429,505	ManTech International Corp.	24,211
MACHINERY—12.0%
423,113	Albany International Corp.	29,051
567,589	Altra Industrial Motion Corp.	17,374
619,360	Franklin Electric Co. Inc.	29,593
2,234,220	Mueller Water Products Inc.	22,074
173,586	Snap-on Inc.	28,814
545,186	Timken Co.	23,219
937,563	Welbilt Inc.*	13,145
		163,270
OIL, GAS & CONSUMABLE FUELS—1.8%
437,332	PDC Energy Inc.*	14,244
372,668	Whiting Petroleum Corp.*	10,669
		24,913
PHARMACEUTICALS—2.1%
778,839	Catalent Inc.*	28,763
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.9%
248,923	Advanced Energy Industries Inc.*	12,767
319,568	Cabot Microelectronics Corp.	32,561
795,936	Entegris Inc.	26,306
1,364,194	FormFactor Inc.*	20,490
225,114	Monolithic Power Systems Inc.	28,490
		120,614
TEXTILES, APPAREL & LUXURY GOODS—1.8%
717,430	Wolverine World Wide Inc.	24,615
TRADING COMPANIES & DISTRIBUTORS—1.9%
345,342	GATX Corp.	26,136
TOTAL COMMON STOCKS
(Cost $1,021,174)		1,314,476
TOTAL INVESTMENTS—96.6%
(Cost $1,021,174)		1,314,476
CASH AND OTHER ASSETS, LESS LIABILITIES—3.4%		46,543
TOTAL NET ASSETS—100.0%		$1,361,019

17

Harbor Small Cap Value Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at January 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.
18

Harbor Small Cap Value Opportunities Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—94.2%
Shares		Value
BANKS—16.0%
17,320	Bank of NT Butterfield & Son Ltd. (Bermuda)	$ 607
15,650	Bank OZK	475
27,050	Cadence Bancorp	507
7,900	Cathay General Bancorp	293
23,400	First Hawaiian Inc.	602
7,100	Glacier Bancorp Inc.	300
9,600	Hancock Whitney Corp.	394
5,600	Popular Inc. (Puerto Rico)	306
40,900	Sterling Bancorp	787
8,856	Wintrust Financial Corp.	630
		4,901
BUILDING PRODUCTS—1.2%
14,400	Continental Building Products Inc.*	379
CAPITAL MARKETS—1.4%
18,780	Artisan Partners Asset Management Inc.	438
CHEMICALS—1.8%
24,900	Valvoline Inc.	551
COMMERCIAL SERVICES & SUPPLIES—6.5%
14,730	KAR Auction Services Inc.	766
12,600	Ritchie Bros Auctioneers Inc. (Canada)	453
4,215	Steelcase Inc.	69
16,350	Stericycle Inc.*	721
		2,009
CONTAINERS & PACKAGING—1.8%
19,650	Silgan Holdings Inc.	543
DIVERSIFIED FINANCIAL SERVICES—1.5%
56,900	FGL Holdings (Cayman Islands)	450
ENERGY EQUIPMENT & SERVICES—3.0%
100,400	Forum Energy Technologies Inc.*	493
52,150	Hunting plc ADR (United Kingdom)[1]	383
70,825	Weatherford International plc (Ireland)*	46
		922
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—7.5%
17,650	Corecivic Inc.	351
35,600	Outfront Media Inc.	739
30,600	Physicians Realty Trust	554
15,600	QTS Realty Trust Inc.	657
		2,301
FOOD PRODUCTS—1.9%
2,990	Post Holdings Inc.*	277
5,340	TreeHouse Foods Inc.*	312
		589
HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
6,600	Integra LifeSciences Holdings Corp.*	313
8,550	Natus Medical Inc.*	288
		601
HEALTH CARE PROVIDERS & SERVICES—1.2%
13,032	Acadia Healthcare Co. Inc.*	357
HOTELS, RESTAURANTS & LEISURE—2.6%
15,340	Dave & Buster's Entertainment Inc.	789
COMMON STOCKS—Continued
Shares		Value
INSURANCE—2.8%
8,210	Argo Group International Holdings Ltd. (Bermuda)	$ 548
8,000	Assured Guaranty Ltd. (Bermuda)	324
		872
INTERACTIVE MEDIA & SERVICES—3.5%
38,971	Cars.com Inc.*	1,064
INTERNET & DIRECT MARKETING RETAIL—1.8%
37,300	Despegar.com Corp. (Virgin Islands)*	560
LIFE SCIENCES TOOLS & SERVICES—2.1%
12,370	Syneos Health Inc.*	631
MACHINERY—4.4%
18,750	Altra Industrial Motion Corp.	574
6,606	EnPro Industries Inc.	436
10,730	Terex Corp.	330
		1,340
MEDIA—1.2%
20,340	Liberty Latin America Ltd. (Bermuda)*	355
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.9%
37,050	Redwood Trust Inc.	598
MULTI-UTILITIES—1.3%
6,400	Northwestern Corp.	409
OIL, GAS & CONSUMABLE FUELS—3.8%
84,050	Oasis Petroleum Inc.*	506
54,895	WPX Energy Inc.*	673
		1,179
PERSONAL PRODUCTS—1.0%
36,350	e.l.f. Beauty Inc.*	305
PROFESSIONAL SERVICES—1.4%
26,650	Resources Connection Inc.	445
ROAD & RAIL—2.7%
5,720	Genesee & Wyoming Inc.*	449
11,790	Knight-Swift Transportation Holdings Inc.	375
		824
SPECIALTY RETAIL—6.5%
284,020	Ascena Retail Group Inc.*	696
58,881	Michaels Cos Inc.*	816
3,472	Party City Holdco Inc.*	38
18,150	Signet Jewelers Ltd. (Bermuda)	442
		1,992
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.3%
239,020	Diebold Nixdorf Inc.	1,016
TEXTILES, APPAREL & LUXURY GOODS—1.4%
29,700	Samsonite International SA ADR (Luxembourg)[1]	444
THRIFTS & MORTGAGE FINANCE—1.9%
11,950	Essent Group Ltd. (Bermuda)*	475
3,505	Washington Federal Inc.	102
		577

19

Harbor Small Cap Value Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—4.8%
15,490	Air Lease Corp.	$ 588
24,500	Beacon Roofing Supply Inc.*	890
		1,478
TOTAL COMMON STOCKS
(Cost $30,919)		28,919

MASTER LIMITED PARTNERSHIPS—1.6%
(Cost $246)
Shares		Value
OIL, GAS & CONSUMABLE FUELS—1.6%
15,250	Viper Energy Partners LP	$ 484
TOTAL INVESTMENTS—95.8%
(Cost $31,345)		29,403
CASH AND OTHER ASSETS, LESS LIABILITIES—4.2%		1,290
TOTAL NET ASSETS—100.0%		$30,693

FAIR VALUE MEASUREMENTS
All investments at January 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.
20

Harbor Domestic Equity Funds
Notes to Portfolios of Investments— January 31, 2019 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2019, the Trust consists of 32 separate portfolios. The portfolios covered by this report are: Harbor Capital Appreciation Fund, Harbor Strategic Growth Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund and Harbor Small Cap Value Opportunities Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds currently offer four classes of shares, designated as Retirement Class, Institutional Class, Administrative Class and Investor Class.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, convertible preferred stock, and master limited parntership), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
21

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the fair value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed not to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
A table that includes a categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
22

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to a Fund to close out the repurchase agreement. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by a Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, a Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to a Fund. A counterparty’s default may cause a Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
During the period, Harbor Mid Cap Growth Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in fair value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
During the period, Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, and Harbor Small Cap Growth Opportunities Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Master Limited Partnerships
Master Limited Partnerships (“MLP”) are limited partnerships whose limited partnership units are available to investors and are traded on public exchanges. MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. By providing capital to an MLP, a Fund is generally entitled to periodic cash distributions, which are usually treated as return of capital.
During the period, Harbor Small Cap Value Opportunities Fund invested in a MLP.
23

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trust has engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Collateral may consist of cash and/or securities issued by the U.S. Treasury or the Government National Mortgage Association. During the period, all such collateral consisted of cash. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates. In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities. As the securities loans are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
During the period, Harbor Capital Appreciation Fund engaged in securities lending. As of January 31, 2019, the value of securities loaned and related cash collateral for Harbor Capital Appreciation Fund was $311,773,000 and $324,789,000, respectively.
24

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Charles P. Ragusa
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.DE.0119

Quarterly Schedules of
Portfolio Holdings
January 31, 2019
International & Global  Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Harbor International Fund	HNINX	HAINX	HRINX	HIINX
Harbor Diversified International All Cap Fund	HNIDX	HAIDX	HRIDX	HIIDX
Harbor International Growth Fund	HNGFX	HAIGX	HRIGX	HIIGX
Harbor International Small Cap Fund	HNISX	HAISX	HRISX	HIISX
Harbor Global Leaders Fund	HNGIX	HGGAX	HRGAX	HGGIX
Harbor Emerging Markets Equity Fund	HNEMX	HAEMX	HREMX	HIEEX

Harbor International Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.3%
Shares		Value
AEROSPACE & DEFENSE—1.8%
426,694	Airbus SE (France)	$ 49,181
4,762,471	BAE Systems plc (United Kingdom)	32,039
3,366,707	Rolls-Royce Holdings plc (United Kingdom)*	39,133
216,843	Thales SA (France)	23,980
		144,333
AIR FREIGHT & LOGISTICS—0.3%
356,717	Oesterreichische Post AG (Austria)	13,422
394,200	Yamato Holdings Co. Ltd. (Japan)	10,504
		23,926
AIRLINES—0.2%
1,196,092	EasyJet plc (United Kingdom)	19,818
AUTO COMPONENTS—0.8%
535,300	Bridgestone Corp. (Japan)	20,604
2,333,374	Gestamp Automocion SA ADR (Spain)[1,2]	13,648
855,479	GUD Holdings Ltd. (Australia)	6,986
62,148	Hankook Tire Co. Ltd. (South Korea)	2,338
139,000	Koito Manufacturing Co. Ltd. (Japan)	8,371
534,800	Sumitomo Electric Industries Ltd. (Japan)	7,620
94,600	Toyota Industries Corp. (Japan)	4,687
		64,254
AUTOMOBILES—1.6%
2,387,784	Baic Motor Corp. Ltd. (China)[2]	1,558
424,634	Bayerische Motoren Werke AG (Germany)	35,776
91,309	Hyundai Motor Co. (South Korea)	10,645
265,100	Subaru Corp. (Japan)	6,225
1,218,700	Toyota Motor Corp. (Japan)	75,011
		129,215
BANKS—7.3%
2,107,545	Axis Bank Ltd. (India)*	21,417
908,674	Banco Santander SA (Spain)	4,310
3,230,800	Bangkok Bank PCL (Thailand)	22,294
5,105,332	Bank of Ireland Group plc (Ireland)	30,635
7,567,407	Bankia SA (Spain)	22,059
16,200,938	Barclays plc (United Kingdom)	33,768
741,560	BNP Paribas SA (France)	34,947
519,700	Chiba Bank Ltd. (Japan)	3,164
741,200	Concordia Financial Group Ltd. (Japan)	3,057
317,663	Danske Bank AS (Denmark)	5,885
956,439	DNB ASA (Norway)	16,976
279,600	Fukuoka Financial Group Inc. (Japan)	6,177
188,528	Hana Financial Group Inc. (South Korea)	6,779
3,275,998	HSBC Holdings plc (Hong Kong)	27,744
3,870,561	Intesa Sanpaolo SpA (Italy)	8,856
1,158,600	Kasikornbank PCL (Thailand)	7,435
36,734,241	Lloyds Banking Group plc (United Kingdom)	28,005
1,308,200	Mitsubishi UFJ Financial Group Inc. (Japan)	7,017
12,397,000	Mizuho Financial Group Inc. (Japan)	20,348
2,630,830	Nordea Bank ABP (Sweden)	23,944
7,403,100	Resona Holdings Inc. (Japan)	37,405
772,257	Shinhan Financial Group Co. Ltd. (South Korea)	29,869
3,089,456	Standard Chartered plc (United Kingdom)	24,917
1,587,500	Sumitomo Mitsui Financial Group Inc. (Japan)	59,058
311,100	Sumitomo Mitsui Trust Holdings Inc. (Japan)	11,784
3,454,310	Svenska Handelsbanken AB (Sweden)	37,565
2,579,142	UniCredit SpA (Italy)	29,816
562,500	United Overseas Bank Ltd. (Singapore)	10,542
		575,773
COMMON STOCKS—Continued
Shares		Value
BEVERAGES—3.8%
493,367	Anheuser-Busch InBev SA (Belgium)	$ 37,695
174,600	Asahi Group Holdings Ltd. (Japan)	7,314
249,797	Carlsberg AS (Denmark)	28,598
2,505,183	Coca-Cola Amatil Ltd. (Australia)	15,300
1,880,849	Davide Campari-Milano SpA (Italy)	16,899
1,665,505	Diageo plc (United Kingdom)	63,566
648,302	Heineken NV (Netherlands)	58,230
2,177,200	Kirin Holdings Co. Ltd. (Japan)	51,978
282,000	Suntory Beverage & Food Ltd. (Japan)	12,486
1,912,000	Tsingtao Brewery Co. Ltd. (China)	8,414
		300,480
BUILDING PRODUCTS—2.0%
4,422,963	Assa Abloy AB Class B (Sweden)	82,418
162,951	Geberit AG (Switzerland)	63,703
1,341,753	GWA Group Ltd. (Australia)	2,728
736,800	LIXIL Group Corp. (Japan)	10,851
		159,700
CAPITAL MARKETS—2.2%
5,132,263	3i Group plc (United Kingdom)	57,280
452,135	Close Brothers Group plc (United Kingdom)	8,819
2,752,645	IG Group Holdings plc (United Kingdom)	22,939
317,600	Japan Exchange Group Inc. (Japan)	5,592
3,653,679	Jupiter Fund Management plc (United Kingdom)	15,703
2,973,100	Nomura Holdings Inc. (Japan)	11,609
188,100	Rathbone Brothers plc (United Kingdom)	5,710
1,281,494	St. James's Place plc (United Kingdom)	15,796
2,253,918	UBS Group AG (Switzerland)*	29,219
		172,667
CHEMICALS—2.2%
436,442	Akzo Nobel N.V. (Netherlands)*	37,563
570,729	BASF SE (Germany)	41,810
1,161,779	DuluxGroup Ltd. (Australia)	5,794
223,000	Nissan Chemical Industries Ltd. (Japan)	11,857
112,900	Nitto Denko Corp. (Japan)	6,386
1,467,696	Orica Ltd. (Australia)	18,322
100,800	Shin-Etsu Chemical Co. Ltd. (Japan)	8,499
266,823	Symrise AG (Germany)	22,163
2,379,100	Toray Industries Inc. (Japan)	17,632
		170,026
COMMERCIAL SERVICES & SUPPLIES—3.3%
115,500	AEON Delight Co. Ltd. (Japan)	4,289
2,150,742	Brambles Ltd. (Australia)	16,687
19,374,118	Cleanaway Waste Management Ltd. (Australia)	25,502
1,170,708	Edenred (France)	47,410
650,958	Elis SA (France)	10,530
14,053,909	G4S plc (United Kingdom)	36,039
5,142,560	HomeServe plc (United Kingdom)	63,644
79,724	S-1 Corp. (South Korea)	7,367
209,800	Secom Co. Ltd. (Japan)	17,565
16,583,369	Serco Group plc (United Kingdom)*	24,064
152,900	Sohgo Security Services Co. Ltd. (Japan)	6,674
		259,771
CONSTRUCTION & ENGINEERING—1.0%
716,369	Boskalis Westminster NV (Netherlands)	18,825
297,870	Ferrovial SA (Spain)	6,680
1,032,300	Maeda Corp. (Japan)	10,198
2,359,900	Obayashi Corp. (Japan)	22,455

1

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—Continued
1,834,700	Shimizu Corp. (Japan)	$ 15,614
67,000	SHO-BOND Holdings Co. Ltd. (Japan)	4,734
		78,506
CONSTRUCTION MATERIALS—2.6%
62,759,187	Cementos Argos SA (Colombia)	163,315
235,664	CRH plc (Ireland)	6,781
73,721	Imerys SA (France)	3,884
130,400	Vicat SA (France)	6,521
1,208,842	Wienerberger AG (Austria)	27,139
		207,640
CONSUMER FINANCE—0.6%
509,500	AEON Financial Service Co. Ltd. (Japan)	9,881
5,136,099	International Personal Finance plc (United Kingdom)	13,868
5,992,191	Non-Standard Finance plc (United Kingdom)[2]	4,363
2,349,130	Provident Financial plc (United Kingdom)*	16,207
282,937	Shriram Transport Finance Co. Ltd. (India)	4,059
		48,378
CONTAINERS & PACKAGING—0.4%
3,728,642	DS Smith plc (United Kingdom)	16,536
597,700	Toyo Seikan Group Holdings Ltd. (Japan)	13,454
		29,990
DISTRIBUTORS—0.3%
2,721,929	Inchcape plc (United Kingdom)	20,481
DIVERSIFIED FINANCIAL SERVICES—0.1%
12,246,000	First Pacific Co. Ltd. (Hong Kong)	5,311
DIVERSIFIED TELECOMMUNICATION SERVICES—1.9%
2,083,275	Deutsche Telekom AG (Germany)	33,876
9,655,515	Koninklijke KPN NV (Netherlands)	29,683
1,040,932	KT Corp. ADR (South Korea)[1]	14,386
1,478,600	Nippon Telegraph & Telephone Corp. (Japan)	63,562
1,880,168	Spark New Zealand Ltd. (New Zealand)	5,285
		146,792
ELECTRIC UTILITIES—0.3%
525,400	Kansai Electric Power Co. (Japan)	7,997
1,132,400	Tohoku Electric Power Co. Inc. (Japan)	15,353
		23,350
ELECTRICAL EQUIPMENT—2.1%
946,518	Legrand SA (France)	56,078
72,900	Mabuchi Motor Co. Ltd. (Japan)	2,557
13,717,000	TECO Electric and Machinery Co. Ltd. (Taiwan)	8,371
503,800	Ushio Inc. (Japan)	5,736
1,084,319	Vestas Wind Systems AS (Denmark)	89,633
		162,375
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
393,600	Azbil Corp. (Japan)	8,276
3,291,000	Chroma ATE Inc. (Taiwan)	13,235
3,641,000	Delta Electronics Inc. (Taiwan)	18,193
36,300	Hirose Electric Co. Ltd. (Japan)	3,899
215,100	Hitachi High-Technologies Corp. (Japan)	7,774
1,688,500	Hitachi Ltd. (Japan)	53,118
11,200	Keyence Corp. (Japan)	5,764
737,800	Kyocera Corp. (Japan)	41,555
352,400	Omron Corp. (Japan)	14,472
183,600	Shimadzu Corp. (Japan)	4,222
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
897,577	Spectris plc (United Kingdom)	$ 30,643
131,700	TDK Corp. (Japan)	10,422
		211,573
ENERGY EQUIPMENT & SERVICES—0.8%
1,777,356	John Wood Group plc (United Kingdom)	12,615
646,143	Petrofac Ltd. (United Kingdom)	4,657
8,423,915	Saipem SpA (Italy)*	40,047
248,212	TechnipFMC plc (France)	5,765
		63,084
ENTERTAINMENT—0.3%
389,178	CTS Eventim AG & Co. KGaA (Germany)	16,539
120,000	Toho Co. Ltd. (Japan)	4,378
		20,917
FOOD & STAPLES RETAILING—1.7%
903,300	Dairy Farm International Holdings Ltd. (Hong Kong)	8,175
1,533,363	Koninklijke Ahold Delhaize NV (Netherlands)	40,398
108,200	Lawson Inc. (Japan)	6,670
195,100	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	6,027
3,936,134	Metcash Ltd. (Australia)	7,103
1,062,600	Seven & I Holdings Co. Ltd. (Japan)	46,269
152,100	Sundrug Co. Ltd. (Japan)	4,867
5,334,794	Tesco plc (United Kingdom)	15,617
		135,126
FOOD PRODUCTS—1.4%
4,700,000	China Mengniu Dairy Co. Ltd. (China)*	14,558
3,193,558	Devro plc (United Kingdom)	6,517
97,000	Meiji Holdings Co. Ltd. (Japan)	7,500
1,004,100	Nippon Suisan Kaisha Ltd. (Japan)	6,202
6,394,000	Tingyi Cayman Islands Holding Corp. (China)	8,905
560,200	Toyo Suisan Kaisha Ltd. (Japan)	20,166
517,004	Viscofan SA (Spain)	28,821
22,341,000	Want Want China Holdings Ltd. (China)	18,105
		110,774
GAS UTILITIES—0.1%
308,800	Tokyo Gas Co. Ltd. (Japan)	8,120
HEALTH CARE EQUIPMENT & SUPPLIES—4.1%
955,360	Coloplast AS (Denmark)	87,272
11,068,664	ConvaTec Group plc (United Kingdom)[2]	20,752
1,652,700	GN Store Nord AS (Denmark)	71,242
212,800	Hoya Corp. (Japan)	12,350
927,352	Koninklijke Philips NV (Netherlands)	36,561
188,200	Olympus Corp. (Japan)	7,720
563,888	Smith & Nephew plc (United Kingdom)	10,623
114,474	Sonova Holding AG (Switzerland)	21,484
1,679,383	William Demant Holding AS (Denmark)*	53,053
		321,057
HEALTH CARE PROVIDERS & SERVICES—1.2%
836,900	Alfresa Holdings Corp. (Japan)	23,066
847,598	Fresenius Medical Care AG & Co. KGaA (Germany)	62,341
246,400	MediPAL Holdings Corp. (Japan)	5,687
		91,094
HOTELS, RESTAURANTS & LEISURE—4.4%
745,000	Ajisen China Holdings Ltd. (China)	212
532,090	Carnival plc (United Kingdom)	30,105
3,892,724	Compass Group plc (United Kingdom)	83,299

2

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
98,200	GL Ltd. (Singapore)	$ 53
2,098,078	GVC Holdings plc (United Kingdom)	18,488
1,285,000	Hongkong & Shanghai Hotels Ltd. (Hong Kong)	1,818
12,134,741	Merlin Entertainments plc (United Kingdom)[2]	53,775
542,063	Paddy Power Betfair plc (United Kingdom)	44,506
1,047,527	Playtech plc (United Kingdom)	5,327
5,336,890	SSP Group plc (United Kingdom)	46,712
25,348,748	Thomas Cook Group plc (United Kingdom)*	11,548
2,483,920	TUI AG (Germany)	37,841
366,654	Yum China Holdings Inc. (China)	13,365
		347,049
HOUSEHOLD DURABLES—0.7%
1,228,280	Barratt Developments plc (United Kingdom)	8,688
1,139,300	Casio Computer Co. Ltd. (Japan)	15,152
2,354,988	McCarthy & Stone plc (United Kingdom)[2]	4,126
75,600	Rinnai Corp. (Japan)	5,006
719,100	Sekisui Chemical Co. Ltd. (Japan)	11,161
220,200	Sony Corp. (Japan)	11,034
		55,167
HOUSEHOLD PRODUCTS—1.0%
478,200	Lion Corp. (Japan)	9,966
892,946	Reckitt Benckiser Group plc (United Kingdom)	68,708
		78,674
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.0%
4,062,800	Lopez Holdings Corp. (Philippines)	406
INDUSTRIAL CONGLOMERATES—1.6%
2,938,000	CK Hutchison Holdings Ltd. (Hong Kong)	29,671
498,400	DCC plc (United Kingdom)	40,801
620,200	Jardine Matheson Holdings Ltd. (Hong Kong)	41,488
154,352	LG Corp. (South Korea)	10,793
		122,753
INSURANCE—4.9%
1,361,783	Admiral Group plc (United Kingdom)	37,030
971,628	AXA SA (France)	22,532
2,373,100	Dai-ichi Life Holdings Inc. (Japan)	38,532
17,800	Great Eastern Holdings Ltd. (Singapore)	346
81,196	Hannover Rueck SE (Germany)	11,719
14,646	Helvetia Holding AG (Switzerland)	8,671
3,276,100	Japan Post Holdings Co. Ltd. (Japan)	40,273
1,323,200	MS&AD Insurance Group Holdings Inc. (Japan)	39,171
2,090,138	QBE Insurance Group Ltd. (Australia)	16,356
1,744,967	Sampo OYJ (Finland)	79,946
79,258	Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	19,447
670,500	Sompo Holdings Inc. (Japan)	25,281
313,000	Sony Financial Holdings Inc. (Japan)	5,956
351,100	T&D Holdings Inc. (Japan)	4,359
627,200	Tokio Marine Holdings Inc. (Japan)	30,711
		380,330
INTERACTIVE MEDIA & SERVICES—1.9%
3,472,632	Auto Trader Group plc (United Kingdom)[2]	20,841
144,679	Baidu Inc. ADR (China)*,1	24,976
1,383,287	Carsales.com Ltd. (Australia)	12,721
2,103,483	Domain Holdings Australia Ltd. (Australia)	3,692
13,718,638	Rightmove plc (United Kingdom)	84,951
		147,181
COMMON STOCKS—Continued
Shares		Value
INTERNET & DIRECT MARKETING RETAIL—0.6%
127,759	Ctrip.com International Ltd. ADR (China)*,1	$ 4,254
28,544	GS Home Shopping Inc. (South Korea)	4,873
2,537,436	Just Eat plc (United Kingdom)*	23,188
610,180	Moneysupermarket.com Group plc (United Kingdom)	2,427
864,000	PChome Online Inc. (Taiwan)	3,864
40,249	Takeaway.com NV (Netherlands)*,2	2,553
25,851	Zooplus AG (Germany)*	3,109
		44,268
IT SERVICES—1.2%
229,483	Alten SA (France)	21,992
257,700	ITOCHU Techno-Solutions Corp. (Japan)	5,375
76,800	Nomura Research Institute Ltd. (Japan)	3,143
2,595,600	NTT Data Corp. (Japan)	30,943
127,800	OBIC Co. Ltd. (Japan)	12,111
103,600	Otsuka Corp. (Japan)	3,353
249,900	SCSK Corp. (Japan)	10,112
1,146,318	Wipro Ltd. (India)	5,944
		92,973
LEISURE PRODUCTS—1.1%
430,664	Amer Sports OYJ (Finland)*	19,116
1,012,100	Bandai Namco Holdings Inc. (Japan)	44,711
1,659,000	Giant Manufacturing Co. Ltd. (Taiwan)	8,324
2,921,000	Goodbaby International Holdings Ltd. (Hong Kong)	905
698,300	Sega Sammy Holdings Inc. (Japan)	9,841
42,500	Shimano Inc. (Japan)	5,963
		88,860
LIFE SCIENCES TOOLS & SERVICES—0.6%
90,123	Eurofins Scientific SE (France)	36,219
113,944	Gerresheimer AG (Germany)	7,717
		43,936
MACHINERY—2.7%
223,087	Andritz AG (Austria)	11,013
6,139,516	CNH Industrial NV (Italy)	60,344
184,700	Daifuku Co. Ltd. (Japan)	9,282
25,000	Fanuc Corp. (Japan)	4,252
217,209	GEA Group AG (Germany)	5,984
64,600	Glory Ltd. (Japan)	1,605
52,900	Hirata Corp. (Japan)	3,274
122,800	Hoshizaki Corp. (Japan)	8,721
466,085	IMI plc (United Kingdom)	5,856
142,000	Makita Corp. (Japan)	5,031
118,600	Mitsubishi Heavy Industries Ltd. (Japan)	4,586
1,930,925	Rotork plc (United Kingdom)	6,970
2,249,357	Sandvik AB (Sweden)	35,944
481,497	Stabilus SA (Germany)	30,077
922,525	Wartsila OYJ Abp (Finland)	15,064
1,399,000	Yungtay Engineering Co. Ltd. (Taiwan)	2,736
		210,739
MARINE—0.2%
3,242,885	Irish Continental Group plc (Ireland)	17,629
2,417,829	Wan HAI Lines Ltd. (Taiwan)	1,247
		18,876
MEDIA—3.2%
488,413	Axel Springer SE (Germany)	29,905
7,505,100	BEC World PCL (Thailand)	1,313
1,380,155	Daily Mail & General Trust plc (United Kingdom)	10,979
1,402,900	Fuji Media Holdings Inc. (Japan)	20,756

3

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
2,938,335	Informa plc (United Kingdom)	$ 26,099
20,154,647	ITV plc (United Kingdom)	34,212
520,808	JCDecaux SA (France)	15,430
75,875,100	Media Nusantara Citra TBK PT (Indonesia)	4,604
594,696	MediaSet Espana Comunicacion SA (Spain)	4,190
576,503	Modern Times Group Mortgage AB Class B (Sweden)	19,424
4,055,411	Nine Entertainment Co. Holdings Ltd. (Australia)	4,305
1,216,600	Nippon Television Holdings Inc. (Japan)	19,112
390,972	Schibsted ASA Class A (Norway)	13,728
326,328	Schibsted ASA Class B (Norway)	10,361
2,821,259	Sky Network Television Ltd. (New Zealand)	3,689
900,300	Television Broadcasts Ltd. (Hong Kong)	1,683
2,404,423	WPP plc (United Kingdom)	27,515
		247,305
METALS & MINING—2.3%
1,269,633	Acerinox SA (Spain)	13,835
5,985,355	Alumina Ltd. (Australia)	10,645
783,244	ArcelorMittal SA (France)	18,091
424,869	BHP Billiton Ltd. (Australia)	10,848
904,663	BHP Group plc (United Kingdom)	20,213
1,036,245	BlueScope Steel Ltd. (Australia)	9,467
11,655,660	Glencore plc (United Kingdom)*	47,396
889,226	Newcrest Mining Ltd. (Australia)	15,820
599,938	Rio Tinto plc (United Kingdom)	33,190
		179,505
MULTILINE RETAIL—0.4%
1,056,400	Isetan Mitsukoshi Holdings Ltd. (Japan)	10,872
8,840	Lotte Shopping Co. Ltd. (South Korea)	1,559
559,000	Marui Group Co. Ltd. (Japan)	11,351
26,500	Ryohin Keikaku Co. Ltd. (Japan)	6,316
		30,098
MULTI-UTILITIES—0.1%
954,013	National Grid plc (United Kingdom)	10,389
OIL, GAS & CONSUMABLE FUELS—2.5%
10,805,540	BP plc (United Kingdom)	73,814
243,838	Caltex Australia Ltd. (Australia)	4,766
1,078,729	Equinor ASA (Norway)	24,666
1,771,800	INPEX Corp. (Japan)	17,031
2,004,922	Royal Dutch Shell plc (United Kingdom)	62,118
310,619	Total SA (France)	17,029
		199,424
PERSONAL PRODUCTS—1.6%
5,772,776	Asaleo Care Ltd. (Australia)	3,790
691,000	Kao Corp. (Japan)	48,853
31,400	Kose Corp. (Japan)	4,609
81,700	Mandom Corp. (Japan)	1,920
1,232,011	Unilever plc (United Kingdom)	64,722
		123,894
PHARMACEUTICALS—3.2%
570,100	Astellas Pharma Inc. (Japan)	8,459
120,600	Haw Par Corp. Ltd. (Singapore)	1,111
649,098	Novartis AG (Switzerland)	56,667
1,283,338	Novo Nordisk AS (Denmark)	60,145
452,500	Otsuka Holdings Co. Ltd. (Japan)	18,560
351,495	Roche Holding AG (Switzerland)	93,510
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
103,100	Sawai Pharmaceutical Co. Ltd. (Japan)	$ 5,313
108,000	Takeda Pharmaceutical Co. Ltd. (Japan)	4,360
		248,125
PROFESSIONAL SERVICES—4.9%
862,123	Adecco Group AG (Switzerland)	43,202
3,099,530	ALS Ltd. (Australia)	16,413
11,028,974	Capita plc (United Kingdom)*	16,810
67,712	DKSH Holding AG (Switzerland)	5,075
1,748,194	Experian plc (United Kingdom)	43,893
13,665,501	Hays plc (United Kingdom)	27,097
1,639,134	Intertek Group plc (United Kingdom)	105,772
1,935,155	IPH Ltd. (Australia)	7,714
344,400	Nomura Co. Ltd. (Japan)	9,380
1,481,651	PageGroup plc (United Kingdom)	8,592
548,500	Persol Holdings Co. Ltd. (Japan)	9,766
167,811	Randstad Holding NV (Netherlands)	8,089
2,586,757	RELX plc (United Kingdom)	57,295
121,000	TechnoPro Holdings Inc. (Japan)	6,359
105,582	Teleperformance (France)	18,171
		383,628
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
342,600	Daiwa House Industry Co. Ltd. (Japan)	11,107
1,672,800	Mitsubishi Estate Co. Ltd. (Japan)	29,628
		40,735
ROAD & RAIL—1.3%
410,700	East Japan Railway Co. (Japan)	38,051
1,377,196	National Express Group plc (United Kingdom)	7,112
699,200	Senko Co. Ltd. (Japan)	5,696
654,900	West Japan Railway Co. (Japan)	47,831
		98,690
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
77,924	ASML Holding NV (Netherlands)	13,626
2,345,800	Renesas Electronics Corp. (Japan)*	13,525
171,769	SK Hynix Inc. (South Korea)	11,486
3,210,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,812
43,700	Tokyo Electron Ltd. (Japan)	6,381
		68,830
SOFTWARE—0.1%
64,100	Oracle Corp. Japan (Japan)	4,670
SPECIALTY RETAIL—0.8%
67,000	ABC-Mart Inc. (Japan)*	3,849
1,607,500	Esprit Holdings Ltd. (Hong Kong)*	334
1,096,750	L'Occitane International SA (Hong Kong)	1,965
3,414,070	Pets at Home Group plc (United Kingdom)	5,908
401,500	USS Co. Ltd. (Japan)	7,030
1,218,379	WH Smith plc (United Kingdom)	31,276
2,262,900	Yamada Denki Co. Ltd. (Japan)	11,144
		61,506
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.6%
164,200	Canon Inc. (Japan)	4,722
452,500	FUJIFILM Holdings Corp. (Japan)	19,442
891,872	Logitech International SA (Switzerland)	32,538
550,800	NEC Corp. (Japan)	18,510

4

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
248,688	Neopost SA (France)	$ 6,242
1,074,499	Samsung Electronics Co. Ltd. (South Korea)	44,800
		126,254
TEXTILES, APPAREL & LUXURY GOODS—2.5%
218,684	adidas AG (Germany)	52,034
606,081	Cie Financiere Richemont SA (Switzerland)	41,776
692,346	Cie Financiere Richemont SA ADR (South Africa)[1]	4,756
462,283	EssilorLuxottica SA (France)	58,561
19,427,000	Li Ning Co. Ltd. (China)*	23,903
769,000	Onward Holdings Co. Ltd. (Japan)	4,496
667,910	Shenzhou International Group Holdings Ltd. (China)	7,865
4,377,000	Stella International Holdings Ltd. (Hong Kong)	5,470
		198,861
TOBACCO—0.4%
206,107	British American Tobacco plc (United Kingdom)	7,265
298,800	Japan Tobacco Inc. (Japan)	7,565
372,239	Swedish Match AB (Sweden)	16,677
		31,507
TRADING COMPANIES & DISTRIBUTORS—1.9%
753,082	Brenntag AG (Germany)	35,657
2,286,113	Bunzl plc (United Kingdom)	72,086
544,500	ITOCHU Corp. (Japan)	9,988
940,000	Mitsubishi Corp. (Japan)	27,550
		145,281
COMMON STOCKS—Continued
Shares		Value
TRANSPORTATION INFRASTRUCTURE—0.4%
1,672,000	China Merchants Port Holdings Co. Ltd. (China)	$ 3,316
1,601,584	Getlink SE (France)	23,423
266,100	Mitsubishi Logistics Corp. (Japan)	6,817
		33,556
WIRELESS TELECOMMUNICATION SERVICES—0.7%
1,114,142	Bharti Airtel Ltd. (India)	4,795
894,000	KDDI Corp. (Japan)	22,336
537,600	NTT DoCoMo Inc. (Japan)	12,917
4,788,695	Vodafone Group plc (United Kingdom)	8,734
12,061,485	Vodafone Idea Ltd. (India)*	5,120
		53,902
TOTAL COMMON STOCKS
(Cost $8,017,592)		7,621,903

PREFERRED STOCKS—0.5%
(Cost $35,170)
AUTOMOBILES—0.5%
212,710	Volkswagen AG (Germany)	36,281
TOTAL INVESTMENTS—97.8%
(Cost $8,052,762)		7,658,184
CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		173,897
TOTAL NET ASSETS—100.0%		$7,832,081

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ —	$ 4,756	$—	$ 4,756
Europe	58,536	4,734,799	—	4,793,335
Latin America	163,315	—	—	163,315
Middle East/Central Asia	—	41,335	—	41,335
Pacific Basin	100,311	2,518,851	—	2,619,162
Preferred Stocks
Europe	—	36,281	—	36,281
Total Investments in Securities	$322,162	$7,336,022	$—	$7,658,184
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2019.
Valuation Description	Beginning Balance as of 11/01/2018 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2019 (000s)
Preferred Stocks	$677	$—	$(675)	$—	$(7)	$5	$—	$—	$—

5

Harbor International Fund
Portfolio of Investments—Continued

AFFILIATED TRANSACTIONS
Certain of the Fund’s investments are in companies that are considered to be affiliated companies of the Fund because the Fund owned more than 5% of the outstanding voting securities of the company during the period November 1, 2018 through January 31, 2019. Transactions during the period in securities of these companies were as follows:
Security Name	Beginning Balance as of 11/01/2018 (000s)	Purchases (000s)	Sales (000s)	Net Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Dividend Income (000s)	Ending Balance as of 01/31/2019 (000s)
Cementos Argos SA (Colombia)	$171,185	$–	$(36,966)	$(20,963)	$50,059	$1,265	$163,315

*	Non-income producing security
1	ADR after the name of a holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2019, the aggregate value of these securities was $121,616 or 2% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.
6

Harbor Diversified International All Cap Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—96.0%
Shares		Value
AEROSPACE & DEFENSE—1.4%
26,572	Airbus SE (France)	$ 3,063
304,970	BAE Systems plc (United Kingdom)	2,051
117,674	Embraer SA (Brazil)	624
211,794	Rolls-Royce Holdings plc (United Kingdom)*	2,462
14,044	Thales SA (France)	1,553
		9,753
AIR FREIGHT & LOGISTICS—0.2%
24,074	Oesterreichische Post AG (Austria)	906
22,600	Yamato Holdings Co. Ltd. (Japan)	602
		1,508
AIRLINES—0.2%
78,982	EasyJet plc (United Kingdom)	1,309
AUTO COMPONENTS—1.3%
35,900	Bridgestone Corp. (Japan)	1,382
187,885	Gestamp Automocion SA ADR (Spain)[1,2]	1,099
140,677	GUD Holdings Ltd. (Australia)	1,149
11,338	Hankook Tire Co. Ltd. (South Korea)	426
9,800	Koito Manufacturing Co. Ltd. (Japan)	590
29,391	Magna International Inc. (Canada)	1,556
2,218,872	Nemak SAB de CV (Mexico)[2]	1,739
6,530	Nokian Renkaat OYJ (Finland)	217
33,000	Sumitomo Electric Industries Ltd. (Japan)	470
5,200	Toyota Industries Corp. (Japan)	258
		8,886
AUTOMOBILES—1.4%
636,887	Baic Motor Corp. Ltd. (China)[2]	415
27,262	Bayerische Motoren Werke AG (Germany)	2,297
15,008	Hyundai Motor Co. (South Korea)	1,750
251,129	Piaggio & C. SpA (Italy)	577
16,300	Subaru Corp. (Japan)	383
76,400	Toyota Motor Corp. (Japan)	4,702
		10,124
BANKS—8.5%
398,453	Axis Bank Ltd. (India)*	4,049
60,190	Banco Santander SA (Spain)	285
51,831	Bancolombia SA ADR (Colombia)[1]	2,312
250,000	Bangkok Bank PCL (Thailand)	1,725
307,290	Bank of Ireland Group plc (Ireland)	1,844
491,302	Bankia SA (Spain)	1,432
1,043,633	Barclays plc (United Kingdom)	2,175
47,434	BNP Paribas SA (France)	2,235
34,300	Chiba Bank Ltd. (Japan)	209
50,300	Concordia Financial Group Ltd. (Japan)	207
21,129	Danske Bank AS (Denmark)	391
38,317	DBS Group Holdings Ltd. (Singapore)	683
59,401	DNB ASA (Norway)	1,054
17,500	Fukuoka Financial Group Inc. (Japan)	387
756,126	Grupo Financiero Inbursa SAB de CV (Mexico)	1,093
47,095	Hana Financial Group Inc. (South Korea)	1,693
410,287	HSBC Holdings plc (Hong Kong)	3,475
255,929	Intesa Sanpaolo SpA (Italy)	586
239,200	Kasikornbank PCL (Thailand)	1,535
31,909	Komercni Banka AS (Czech Republic)	1,287
2,320,817	Lloyds Banking Group plc (United Kingdom)	1,769
78,800	Mitsubishi UFJ Financial Group Inc. (Japan)	423
837,100	Mizuho Financial Group Inc. (Japan)	1,374
171,842	Nordea Bank ABP (Sweden)	1,564
457,300	Resona Holdings Inc. (Japan)	2,311
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
25,066	Royal Bank of Canada (Canada)	$ 1,908
43,530	Sberbank of Russia PJSC ADR (Russia)[1]	591
118,285	Shinhan Financial Group Co. Ltd. (South Korea)	4,575
324,052	Standard Chartered plc (United Kingdom)	2,613
99,400	Sumitomo Mitsui Financial Group Inc. (Japan)	3,698
19,000	Sumitomo Mitsui Trust Holdings Inc. (Japan)	720
221,775	Svenska Handelsbanken AB (Sweden)	2,412
36,207	Toronto-Dominion Bank (Canada)	2,039
1,202,707	Turkiye Garanti Bankasi AS (Turkey)	2,110
163,414	UniCredit SpA (Italy)	1,889
80,282	United Overseas Bank Ltd. (Singapore)	1,505
		60,158
BEVERAGES—3.4%
31,094	Anheuser-Busch InBev SA (Belgium)	2,376
10,200	Asahi Group Holdings Ltd. (Japan)	427
17,443	Carlsberg AS (Denmark)	1,997
144,447	Cia Cervecerias Unidas SA (Chile)	1,965
309,330	Coca-Cola Amatil Ltd. (Australia)	1,889
123,144	Davide Campari-Milano SpA (Italy)	1,106
106,428	Diageo plc (United Kingdom)	4,062
668,834	East African Breweries Ltd. (Kenya)	1,416
41,804	Heineken NV (Netherlands)	3,755
132,100	Kirin Holdings Co. Ltd. (Japan)	3,154
17,000	Suntory Beverage & Food Ltd. (Japan)	753
290,000	Tsingtao Brewery Co. Ltd. (China)	1,276
		24,176
BUILDING PRODUCTS—1.4%
248,460	Assa Abloy AB Class B (Sweden)	4,630
10,427	Geberit AG (Switzerland)	4,076
254,482	GWA Group Ltd. (Australia)	518
46,200	LIXIL Group Corp. (Japan)	680
		9,904
CAPITAL MARKETS—2.3%
308,034	3i Group plc (United Kingdom)	3,438
119,576	Brookfield Asset Management Inc. (Canada)	5,145
28,568	Close Brothers Group plc (United Kingdom)	557
47,342	Georgia Capital plc (United Kingdom)*	674
152,770	IG Group Holdings plc (United Kingdom)	1,273
19,400	Japan Exchange Group Inc. (Japan)	342
210,367	Jupiter Fund Management plc (United Kingdom)	904
213,400	Nomura Holdings Inc. (Japan)	833
12,390	Rathbone Brothers plc (United Kingdom)	376
78,822	St. James's Place plc (United Kingdom)	972
145,675	UBS Group AG (Switzerland)*	1,889
		16,403
CHEMICALS—2.3%
26,981	Akzo Nobel N.V. (Netherlands)*	2,322
36,581	BASF SE (Germany)	2,680
208,832	DuluxGroup Ltd. (Australia)	1,041
57,314	Enaex SA (Chile)	752
13,000	Nissan Chemical Industries Ltd. (Japan)	691
8,100	Nitto Denko Corp. (Japan)	458
183,657	Orica Ltd. (Australia)	2,293
134,427	PhosAgro PJSC GDR (Russia)[3]	1,831
6,400	Shin-Etsu Chemical Co. Ltd. (Japan)	540
17,020	Symrise AG (Germany)	1,414
92,644	Tikkurila OYJ (Finland)[4]	1,398
142,300	Toray Industries Inc. (Japan)	1,054
		16,474

7

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—3.0%
5,800	AEON Delight Co. Ltd. (Japan)	$ 215
296,650	Brambles Ltd. (Australia)	2,302
2,103,344	Cleanaway Waste Management Ltd. (Australia)	2,769
72,212	Edenred (France)	2,924
40,165	Elis SA (France)	650
734,640	G4S plc (United Kingdom)	1,884
303,821	HomeServe plc (United Kingdom)	3,760
67,487	Ritchie Bros Auctioneers Inc. (Canada)	2,426
13,161	S-1 Corp. (South Korea)	1,216
11,500	Secom Co. Ltd. (Japan)	963
1,019,068	Serco Group plc (United Kingdom)*	1,479
8,600	Sohgo Security Services Co. Ltd. (Japan)	375
		20,963
CONSTRUCTION & ENGINEERING—0.8%
44,809	Boskalis Westminster NV (Netherlands)[4]	1,177
19,668	Ferrovial SA (Spain)	441
62,000	Maeda Corp. (Japan)	612
145,100	Obayashi Corp. (Japan)	1,381
716,077	Raubex Group Ltd. (South Africa)	1,007
116,200	Shimizu Corp. (Japan)	989
4,300	SHO-BOND Holdings Co. Ltd. (Japan)	304
		5,911
CONSTRUCTION MATERIALS—0.4%
15,572	CRH plc (Ireland)	448
5,035	Imerys SA (France)	265
8,611	Vicat SA (France)	431
81,589	Wienerberger AG (Austria)	1,832
		2,976
CONSUMER FINANCE—0.8%
31,700	AEON Financial Service Co. Ltd. (Japan)	615
2,841,774	Gentera SAB de CV (Mexico)	2,076
300,744	International Personal Finance plc (United Kingdom)	812
292,608	Non-Standard Finance plc (United Kingdom)[2]	213
145,872	Provident Financial plc (United Kingdom)*	1,006
58,735	Shriram Transport Finance Co. Ltd. (India)	843
		5,565
CONTAINERS & PACKAGING—0.3%
40,424	Amcor Ltd. (Australia)	401
233,971	DS Smith plc (United Kingdom)	1,038
36,000	Toyo Seikan Group Holdings Ltd. (Japan)	810
		2,249
DISTRIBUTORS—0.2%
152,853	Inchcape plc (United Kingdom)	1,150
DIVERSIFIED FINANCIAL SERVICES—0.1%
1,222,000	First Pacific Co. Ltd. (Hong Kong)	530
DIVERSIFIED TELECOMMUNICATION SERVICES—2.3%
40,454	BCE Inc. (Canada)	1,759
129,243	Deutsche Telekom AG (Germany)	2,102
610,663	Koninklijke KPN NV (Netherlands)	1,877
172,442	KT Corp. ADR (South Korea)[1]	2,383
88,100	Nippon Telegraph & Telephone Corp. (Japan)	3,787
264,312	Spark New Zealand Ltd. (New Zealand)	743
626,482	Telkom SA SOC Ltd. (South Africa)	3,170
		15,821
COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—0.2%
32,200	Kansai Electric Power Co. (Japan)	$ 490
73,200	Tohoku Electric Power Co. Inc. (Japan)	993
		1,483
ELECTRICAL EQUIPMENT—1.6%
59,264	Legrand SA (France)	3,511
4,500	Mabuchi Motor Co. Ltd. (Japan)	158
2,853,850	TECO Electric and Machinery Co. Ltd. (Taiwan)	1,742
26,900	Ushio Inc. (Japan)	306
70,343	Vestas Wind Systems AS (Denmark)	5,815
		11,532
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.1%
24,600	Azbil Corp. (Japan)	517
257,000	Chroma ATE Inc. (Taiwan)	1,034
505,735	Delta Electronics Inc. (Taiwan)	2,527
2,415	Hirose Electric Co. Ltd. (Japan)	260
12,200	Hitachi High-Technologies Corp. (Japan)	441
107,900	Hitachi Ltd. (Japan)	3,394
700	Keyence Corp. (Japan)	360
42,600	Kyocera Corp. (Japan)	2,399
21,500	Omron Corp. (Japan)	883
13,900	Shimadzu Corp. (Japan)	320
51,161	Spectris plc (United Kingdom)	1,747
8,900	TDK Corp. (Japan)	704
		14,586
ENERGY EQUIPMENT & SERVICES—0.6%
123,417	John Wood Group plc (United Kingdom)	876
43,389	Petrofac Ltd. (United Kingdom)	313
545,214	Saipem SpA (Italy)*	2,592
16,844	TechnipFMC plc (France)	391
		4,172
ENTERTAINMENT—0.2%
21,432	CTS Eventim AG & Co. KGaA (Germany)	911
7,600	Toho Co. Ltd. (Japan)	277
		1,188
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.6%
407,684	Grivalia Properties REIC AE (Greece)	3,955
FOOD & STAPLES RETAILING—2.4%
55,006	Alimentation Couche-Tard Inc. (Canada)	2,988
51,400	Dairy Farm International Holdings Ltd. (Hong Kong)	465
164,154	Eurocash SA (Poland)	888
99,864	Koninklijke Ahold Delhaize NV (Netherlands)	2,631
6,500	Lawson Inc. (Japan)	401
65,832	Loblaw Cos. Ltd. (Canada)	3,188
16,626	Magnit PJSC (Russia)	1,054
12,200	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	377
357,972	Metcash Ltd. (Australia)	646
66,600	Seven & I Holdings Co. Ltd. (Japan)	2,900
8,800	Sundrug Co. Ltd. (Japan)	282
347,532	Tesco plc (United Kingdom)	1,017
		16,837
FOOD PRODUCTS—2.8%
638,000	China Mengniu Dairy Co. Ltd. (China)*	1,976
1,986,100	Delfi Ltd. (Singapore)	2,155
193,379	Devro plc (United Kingdom)	395
1,449,241	Grupo Lala SAB de CV (Mexico)	1,757
169,877	Industrias Bachoco SAB de CV (Mexico)	651

8

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
5,800	Meiji Holdings Co. Ltd. (Japan)	$ 448
62,500	Nippon Suisan Kaisha Ltd. (Japan)	386
169,443	Tiger Brands Ltd. (South Africa)	3,553
1,426,255	Tingyi Cayman Islands Holding Corp. (China)	1,986
34,800	Toyo Suisan Kaisha Ltd. (Japan)	1,253
225,235	Ulker Biskuvi Sanayi AS (Turkey)	804
27,811	Viscofan SA (Spain)	1,550
3,565,000	Want Want China Holdings Ltd. (China)	2,889
		19,803
GAS UTILITIES—0.1%
19,300	Tokyo Gas Co. Ltd. (Japan)	508
HEALTH CARE EQUIPMENT & SUPPLIES—2.8%
59,783	Coloplast AS (Denmark)	5,461
684,434	ConvaTec Group plc (United Kingdom)[2]	1,283
105,635	GN Store Nord AS (Denmark)	4,554
13,400	Hoya Corp. (Japan)	778
56,670	Koninklijke Philips NV (Netherlands)	2,234
8,700	Olympus Corp. (Japan)	357
38,909	Smith & Nephew plc (United Kingdom)	733
7,196	Sonova Holding AG (Switzerland)	1,350
96,000	William Demant Holding AS (Denmark)*	3,033
		19,783
HEALTH CARE PROVIDERS & SERVICES—0.9%
51,900	Alfresa Holdings Corp. (Japan)	1,430
54,187	Fresenius Medical Care AG & Co. KGaA (Germany)	3,986
16,600	MediPAL Holdings Corp. (Japan)	383
435,706	Sigma Healthcare Ltd. (Australia)	171
		5,970
HOTELS, RESTAURANTS & LEISURE—3.6%
1,414,000	Ajisen China Holdings Ltd. (China)	403
33,826	Carnival plc (United Kingdom)	1,914
248,164	Compass Group plc (United Kingdom)	5,310
487,200	GL Ltd. (Singapore)	262
142,790	GVC Holdings plc (United Kingdom)	1,258
565,141	Hongkong & Shanghai Hotels Ltd. (Hong Kong)	800
736,719	Merlin Entertainments plc (United Kingdom)[2]	3,265
34,068	Paddy Power Betfair plc (United Kingdom)	2,797
69,549	Playtech plc (United Kingdom)	354
322,532	SSP Group plc (United Kingdom)	2,823
1,530,074	Thomas Cook Group plc (United Kingdom)*	697
342,759	Tsogo Sun Holdings Ltd. (South Africa)	512
155,643	TUI AG (Germany)	2,371
62,048	Yum China Holdings Inc. (China)	2,262
		25,028
HOUSEHOLD DURABLES—0.8%
84,748	Barratt Developments plc (United Kingdom)	599
69,700	Casio Computer Co. Ltd. (Japan)	927
188,565	McCarthy & Stone plc (United Kingdom)[2]	330
546,800	MRV Engenharia e Participacoes SA (Brazil)	2,251
4,800	Rinnai Corp. (Japan)	318
44,700	Sekisui Chemical Co. Ltd. (Japan)	694
13,800	Sony Corp. (Japan)	691
		5,810
HOUSEHOLD PRODUCTS—0.7%
25,800	Lion Corp. (Japan)	538
57,581	Reckitt Benckiser Group plc (United Kingdom)	4,430
		4,968
COMMON STOCKS—Continued
Shares		Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.0%
2,621,000	Lopez Holdings Corp. (Philippines)	$ 262
INDUSTRIAL CONGLOMERATES—2.3%
383,500	CK Hutchison Holdings Ltd. (Hong Kong)	3,873
32,286	DCC plc (United Kingdom)	2,643
71,200	Jardine Matheson Holdings Ltd. (Hong Kong)	4,763
35,731	LG Corp. (South Korea)	2,498
881,319	Quinenco SA (Chile)	2,500
		16,277
INSURANCE—5.6%
80,379	Admiral Group plc (United Kingdom)	2,186
60,694	AXA SA (France)	1,408
149,300	Dai-ichi Life Holdings Inc. (Japan)	2,424
15,033	Fairfax Financial Holdings Ltd. (Canada)	7,111
114,600	Great Eastern Holdings Ltd. (Singapore)	2,228
5,489	Hannover Rueck SE (Germany)	792
1,004	Helvetia Holding AG (Switzerland)	594
197,300	Japan Post Holdings Co. Ltd. (Japan)	2,425
84,600	MS&AD Insurance Group Holdings Inc. (Japan)	2,505
337,457	Old Mutual Ltd. (South Africa)	596
202,069	Porto Seguro SA (Brazil)	3,107
225,579	QBE Insurance Group Ltd. (Australia)	1,765
104,351	Sampo OYJ (Finland)	4,781
13,867	Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	3,402
42,800	Sompo Holdings Inc. (Japan)	1,614
18,100	Sony Financial Holdings Inc. (Japan)	345
21,100	T&D Holdings Inc. (Japan)	262
38,500	Tokio Marine Holdings Inc. (Japan)	1,885
		39,430
INTERACTIVE MEDIA & SERVICES—2.1%
233,629	Auto Trader Group plc (United Kingdom)[2]	1,402
28,007	Baidu Inc. ADR (China)*,1	4,835
156,606	Carsales.com Ltd. (Australia)	1,440
228,996	Domain Holdings Australia Ltd. (Australia)	402
831,903	Rightmove plc (United Kingdom)	5,152
49,321	Yandex NV (Russia)*	1,656
		14,887
INTERNET & DIRECT MARKETING RETAIL—0.7%
25,402	Ctrip.com International Ltd. ADR (China)*,1	846
4,249	GS Home Shopping Inc. (South Korea)	725
167,877	Just Eat plc (United Kingdom)*	1,534
39,100	Moneysupermarket.com Group plc (United Kingdom)	156
343,520	PChome Online Inc. (Taiwan)*	1,536
2,351	Takeaway.com NV (Netherlands)*,2,4	149
1,601	Zooplus AG (Germany)*	193
		5,139
IT SERVICES—0.8%
14,366	Alten SA (France)	1,377
12,778	Genpact Ltd. (United States)	381
12,800	ITOCHU Techno-Solutions Corp. (Japan)	267
4,800	Nomura Research Institute Ltd. (Japan)	196
161,100	NTT Data Corp. (Japan)	1,921
7,600	OBIC Co. Ltd. (Japan)	720
7,000	Otsuka Corp. (Japan)	227
15,400	SCSK Corp. (Japan)	623
		5,712

9

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
LEISURE PRODUCTS—1.1%
25,520	Amer Sports OYJ (Finland)*	$ 1,133
58,300	Bandai Namco Holdings Inc. (Japan)	2,575
277,386	Giant Manufacturing Co. Ltd. (Taiwan)	1,392
760,000	Goodbaby International Holdings Ltd. (Hong Kong)	235
118,164	Merida Industry Co. Ltd. (Taiwan)	587
50,500	Sega Sammy Holdings Inc. (Japan)	712
2,600	Shimano Inc. (Japan)	365
16,727	Spin Master Corp. (Canada)*,2	530
		7,529
LIFE SCIENCES TOOLS & SERVICES—0.4%
5,327	Eurofins Scientific SE (France)	2,141
7,078	Gerresheimer AG (Germany)	479
		2,620
MACHINERY—2.2%
14,954	Andritz AG (Austria)	738
356,721	CNH Industrial NV (Italy)	3,506
11,000	Daifuku Co. Ltd. (Japan)	553
1,600	Fanuc Corp. (Japan)	272
14,526	GEA Group AG (Germany)	400
4,200	Glory Ltd. (Japan)	104
2,600	Hirata Corp. (Japan)	161
7,500	Hoshizaki Corp. (Japan)	533
30,800	IMI plc (United Kingdom)	387
10,200	Makita Corp. (Japan)	361
7,300	Mitsubishi Heavy Industries Ltd. (Japan)	282
126,381	Rotork plc (United Kingdom)	456
144,317	Sandvik AB (Sweden)	2,306
27,608	Stabilus SA (Germany)	1,725
60,195	Wartsila OYJ Abp (Finland)	983
1,437,000	Yungtay Engineering Co. Ltd. (Taiwan)	2,811
		15,578
MARINE—0.3%
36,692,666	Cia Sud Americana de Vapores SA (Chile)*	1,092
209,266	Irish Continental Group plc (Ireland)	1,138
		2,230
MEDIA—2.7%
30,477	Axel Springer SE (Germany)	1,866
1,332,600	BEC World PCL (Thailand)*	233
79,167	Daily Mail & General Trust plc (United Kingdom)	630
86,600	Fuji Media Holdings Inc. (Japan)	1,281
108,994	Grupo Televisa SAB ADR (Mexico)[1]	1,363
201,181	Informa plc (United Kingdom)	1,787
1,301,586	ITV plc (United Kingdom)	2,209
31,761	JCDecaux SA (France)	941
13,647,721	Media Nusantara Citra TBK PT (Indonesia)	828
38,683	MediaSet Espana Comunicacion SA (Spain)	273
35,413	Modern Times Group Mortgage AB Class B (Sweden)	1,193
753,148	Nine Entertainment Co. Holdings Ltd. (Australia)	800
72,320	Nippon Television Holdings Inc. (Japan)	1,136
22,763	Schibsted ASA Class A (Norway)	799
19,236	Schibsted ASA Class B (Norway)	611
335,480	Sky Network Television Ltd. (New Zealand)	439
318,100	Television Broadcasts Ltd. (Hong Kong)	595
152,346	WPP plc (United Kingdom)	1,743
		18,727
METALS & MINING—3.8%
81,971	Acerinox SA (Spain)	893
1,008,905	Alumina Ltd. (Australia)	1,794
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
70,263	Anglo American Platinum Ltd. (South Africa)	$ 3,392
62,557	Anglo American plc (South Africa)	1,624
120,844	Antofagasta plc (United Kingdom)	1,381
50,959	ArcelorMittal SA (France)	1,177
195,419	Barrick Gold Corp. (Canada)	2,616
48,904	BHP Billiton Ltd. (Australia)	1,249
56,279	BHP Group plc (United Kingdom)	1,257
184,175	BlueScope Steel Ltd. (Australia)	1,683
71,510	Cia de Minas Buenaventura SAA ADR (Peru)[1]	1,119
19,929	Franco-Nevada Corp. (Canada)	1,546
739,727	Glencore plc (United Kingdom)*	3,008
114,190	Newcrest Mining Ltd. (Australia)	2,032
37,880	Rio Tinto plc (United Kingdom)	2,096
		26,867
MULTILINE RETAIL—0.3%
62,300	Isetan Mitsukoshi Holdings Ltd. (Japan)	641
1,679	Lotte Shopping Co. Ltd. (South Korea)	296
33,800	Marui Group Co. Ltd. (Japan)	686
1,600	Ryohin Keikaku Co. Ltd. (Japan)	382
		2,005
MULTI-UTILITIES—0.1%
59,993	National Grid plc (United Kingdom)	653
OIL, GAS & CONSUMABLE FUELS—3.0%
696,893	BP plc (United Kingdom)	4,761
35,154	Caltex Australia Ltd. (Australia)	687
154,650	Canadian Natural Resources Ltd. (Canada)	4,151
68,787	Equinor ASA (Norway)	1,573
111,600	INPEX Corp. (Japan)*	1,073
79,466	Inter Pipeline Ltd. (Canada)	1,277
14,086	Lukoil PJSC ADR (Russia)[1]	1,130
91,472	PrairieSky Royalty Ltd. (Canada)	1,321
126,986	Royal Dutch Shell plc (United Kingdom)	3,935
20,563	Total SA (France)	1,127
		21,035
PERSONAL PRODUCTS—1.6%
649,111	Asaleo Care Ltd. (Australia)	426
40,300	Kao Corp. (Japan)	2,849
2,800	Kose Corp. (Japan)	411
4,600	Mandom Corp. (Japan)	108
236,968	Natura Cosmeticos SA (Brazil)	3,082
79,164	Unilever plc (United Kingdom)	4,159
		11,035
PHARMACEUTICALS—2.8%
34,600	Astellas Pharma Inc. (Japan)	513
3,988,250	Genomma Lab Internacional SAB de CV (Mexico)*	2,774
76,407	Haw Par Corp. Ltd. (Singapore)	704
41,700	Novartis AG (Switzerland)	3,640
83,778	Novo Nordisk AS (Denmark)	3,926
27,300	Otsuka Holdings Co. Ltd. (Japan)	1,120
22,533	Roche Holding AG (Switzerland)	5,995
6,700	Sawai Pharmaceutical Co. Ltd. (Japan)	345
7,900	Takeda Pharmaceutical Co. Ltd. (Japan)	319
		19,336
PROFESSIONAL SERVICES—3.5%
54,456	Adecco Group AG (Switzerland)	2,729
317,277	ALS Ltd. (Australia)	1,680
646,081	Capita plc (United Kingdom)*	985

10

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
10,883	DKSH Holding AG (Switzerland)	$ 815
107,102	Experian plc (United Kingdom)	2,689
821,917	Hays plc (United Kingdom)	1,630
100,249	Intertek Group plc (United Kingdom)	6,469
128,589	IPH Ltd. (Australia)	512
21,000	Nomura Co. Ltd. (Japan)	572
99,459	PageGroup plc (United Kingdom)	577
32,000	Persol Holdings Co. Ltd. (Japan)	570
10,411	Randstad Holding NV (Netherlands)	502
163,379	RELX plc (United Kingdom)	3,619
7,700	TechnoPro Holdings Inc. (Japan)	404
6,606	Teleperformance (France)	1,137
		24,890
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
20,700	Daiwa House Industry Co. Ltd. (Japan)	671
14,899	LOG Commercial Properties e Participacoes SA (Brazil)*	79
348,415	LPS Brasil Consultoria de Imoveis SA (Brazil)*	575
109,200	Mitsubishi Estate Co. Ltd. (Japan)	1,934
57,419	New World Development Co. Ltd. (Hong Kong)	90
83,176	United Industrial Corp. Ltd. (Singapore)	185
		3,534
ROAD & RAIL—1.4%
14,777	Canadian Pacific Railway Ltd. (Canada)	3,029
25,700	East Japan Railway Co. (Japan)	2,381
83,944	Globaltrans Investment plc GDR (Russia)[3]	831
98,472	National Express Group plc (United Kingdom)	509
39,500	Senko Co. Ltd. (Japan)	322
40,300	West Japan Railway Co. (Japan)	2,943
		10,015
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
5,247	ASML Holding NV (Netherlands)	917
166,900	Renesas Electronics Corp. (Japan)*	962
31,300	SK Hynix Inc. (South Korea)	2,093
1,021,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	7,574
1,600	Tokyo Electron Ltd. (Japan)	234
		11,780
SOFTWARE—1.0%
4,273	Constellation Software Inc. (Canada)	3,189
3,500	Oracle Corp. Japan (Japan)	255
397,400	TOTVS SA (Brazil)	3,624
		7,068
SPECIALTY RETAIL—1.0%
4,300	ABC-Mart Inc. (Japan)	247
4,168,700	Esprit Holdings Ltd. (Hong Kong)*	867
159,347	Fourlis Holdings SA (Greece)*	795
76,245	JUMBO SA (Greece)	1,246
312,959	L'Occitane International SA (Hong Kong)	560
212,455	Pets at Home Group plc (United Kingdom)	368
24,500	USS Co. Ltd. (Japan)	429
66,607	WH Smith plc (United Kingdom)	1,710
144,100	Yamada Denki Co. Ltd. (Japan)	709
		6,931
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.0%
9,400	Canon Inc. (Japan)	270
26,700	FUJIFILM Holdings Corp. (Japan)	1,147
54,919	Logitech International SA (Switzerland)	2,004
33,700	NEC Corp. (Japan)	1,133
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
18,286	Neopost SA (France)	$ 459
218,145	Samsung Electronics Co. Ltd. (South Korea)	9,095
		14,108
TEXTILES, APPAREL & LUXURY GOODS—2.3%
14,152	adidas AG (Germany)	3,367
38,907	Cie Financiere Richemont SA (Switzerland)	2,682
164,745	Cie Financiere Richemont SA ADR (South Africa)[1,4]	1,132
28,320	EssilorLuxottica SA (France)	3,588
30,892	Gildan Activewear Inc. (Canada)	1,045
1,806,000	Li Ning Co. Ltd. (China)*	2,222
41,700	Onward Holdings Co. Ltd. (Japan)	244
1,215,746	Stella International Holdings Ltd. (Hong Kong)	1,519
100,000	Texwinca Holdings Ltd. (Hong Kong)	38
		15,837
TOBACCO—0.3%
13,788	British American Tobacco plc (United Kingdom)	486
18,900	Japan Tobacco Inc. (Japan)	478
24,284	Swedish Match AB (Sweden)	1,088
		2,052
TRADING COMPANIES & DISTRIBUTORS—1.2%
46,419	Brenntag AG (Germany)	2,198
127,887	Bunzl plc (United Kingdom)	4,033
34,700	ITOCHU Corp. (Japan)	636
57,800	Mitsubishi Corp. (Japan)	1,694
		8,561
TRANSPORTATION INFRASTRUCTURE—0.5%
97,344	Getlink SE (France)	1,424
477,853	Global Ports Investments plc GDR (Russia)*,3	1,147
1,448,781	Grindrod Ltd. (South Africa)*	837
16,100	Mitsubishi Logistics Corp. (Japan)	412
		3,820
WIRELESS TELECOMMUNICATION SERVICES—1.1%
291,974	Bharti Airtel Ltd. (India)	1,257
55,300	KDDI Corp. (Japan)	1,382
14,880	Millicom International Cellular SA SDR (Sweden)[3]	932
34,100	NTT DoCoMo Inc. (Japan)	819
26,885	Rogers Communications Inc. (Canada)	1,454
167,748	SmarTone Telecommunications Holdings Ltd. (Hong Kong)	199
293,148	Vodafone Group plc (United Kingdom)	535
3,515,601	Vodafone Idea Ltd. (India)*	1,492
		8,070
TOTAL COMMON STOCKS
(Cost $702,381)		675,471

PREFERRED STOCKS—1.5%
AUTOMOBILES—0.3%
14,178	Volkswagen AG (Germany)	2,419
BANKS—0.6%
143,491	Banco Bradesco SA (Brazil)*	1,782
1,731,280	Grupo Aval Acciones y Valores SA (Colombia)	596
442,142	Itausa - Investimentos Itau SA (Brazil)	1,638
		4,016

11

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

PREFERRED STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—0.6%
784,154	Alpargatas SA (Brazil)*	$ 4,314
TOTAL PREFERRED STOCKS
(Cost $8,674)		10,749

SHORT TERM INVESTMENTS—0.4%
(Cost $2,963)
Shares		Value
2,962,719	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 2.43%)	$ 2,963
TOTAL INVESTMENTS—97.9%
(Cost $714,018)		689,183
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		14,767
TOTAL NET ASSETS—100.0%		$703,950

RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
LOG Commercial Properties e Participacoes	2,934	BRL 22.00	2/7/2019	$ —	$—

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ —	$ 17,239	$—	$ 17,239
Europe	12,018	313,853	—	325,871
Latin America	34,456	79	—	34,535
Middle East/Central Asia	—	7,641	—	7,641
North America	48,659	—	—	48,659
Pacific Basin	12,958	228,568	—	241,526
Preferred Stocks
Europe	—	2,419	—	2,419
Latin America	8,330	—	—	8,330
Short-Term Investments
Investment Company-Securities Lending Investment Fund	2,963	—	—	2,963
Total Investments in Securities	$119,384	$569,799	$—	$689,183
Financial Derivatives Instruments - Assets
Rights/Warrants	$ —	$ —	$—	$ —
Total Investments	$119,384	$569,799	$—	$689,183
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2019.
Valuation Description	Beginning Balance as of 11/01/2018 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2019 (000s)
Preferred Stocks	$13	$—	$(13)	$—	$—	$—	$—	$—	$—

12

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$—	$—

*	Non-income producing security
1	ADR after the name of a holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2019, the aggregate value of these securities was $10,425 or 2% of net assets.
3	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. SDR after the name of a holding stands for Swedish Depository Receipts representing ownership of foreign securities in Sweden.
4	All or a portion of this security was out on loan as of January 31, 2019.
BRL	Brazilian Real
The accompanying notes are an integral part of the Portfolios of Investments.
13

Harbor International Growth Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—96.9%
Shares		Value
AUTO COMPONENTS—0.8%
93,600	Denso Corp. (Japan)	$ 4,305
AUTOMOBILES—1.0%
524,653	Mahindra & Mahindra Ltd. GDR (India)[1]	5,077
BANKS—4.5%
974,200	Public Bank BHD (Malaysia)	5,901
630,006	Svenska Handelsbanken AB (Sweden)	6,851
532,127	United Overseas Bank Ltd. (Singapore)	9,973
		22,725
BEVERAGES—3.7%
4,911,900	Thai Beverage PCL (Thailand)	2,663
549,166	Treasury Wine Estates Ltd. (Australia)	6,180
1,518,000	Tsingtao Brewery Co. Ltd. (China)	6,680
465,064	United Spirits Ltd. (India)*	3,528
		19,051
BUILDING PRODUCTS—0.9%
117,228	Kingspan Group plc (Ireland)	4,795
CAPITAL MARKETS—2.9%
539,668	Hargreaves Lansdown plc (United Kingdom)	11,589
805,845	Jupiter Fund Management plc (United Kingdom)	3,463
		15,052
CHEMICALS—4.6%
428,601	Asian Paints Ltd. (India)	8,498
161,160	Johnson Matthey plc (United Kingdom)	6,438
210,641	Novozymes AS (Denmark)	8,809
		23,745
COMMERCIAL SERVICES & SUPPLIES—0.9%
374,212	HomeServe plc (United Kingdom)	4,631
DIVERSIFIED FINANCIAL SERVICES—1.5%
169,145	Investor AB Class B (Sweden)	7,439
ELECTRICAL EQUIPMENT—2.1%
111,619	Legrand SA (France)	6,613
36,000	Nidec Corp. (Japan)	4,329
		10,942
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.5%
673,342	Hon Hai Precision Industry Co. Ltd. GDR (Taiwan)*,1	3,033
9,900	Keyence Corp. (Japan)	5,095
31,900	Murata Manufacturing Co. Ltd. (Japan)	4,792
		12,920
ENERGY EQUIPMENT & SERVICES—0.9%
612,893	John Wood Group plc (United Kingdom)	4,350
ENTERTAINMENT—1.2%
44,445	Spotify Technology SA (Sweden)*	6,020
FOOD & STAPLES RETAILING—5.1%
559,845	Clicks Group Ltd. (South Africa)	8,325
432,660	Jeronimo Martins SGPS SA (Portugal)	6,132
359,000	Raia Drogasil SA (Brazil)*	6,108
56,900	Sugi Holdings Co. Ltd. (Japan)	2,362
1,254,600	Wal-Mart de Mexico SAB de CV (Mexico)	3,295
		26,222
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—3.8%
88,543	Cochlear Ltd. (Australia)	$ 12,514
164,800	Olympus Corp. (Japan)	6,760
		19,274
HOUSEHOLD PRODUCTS—1.0%
135,700	Pigeon Corp. (Japan)	5,320
INDUSTRIAL CONGLOMERATES—1.8%
55,600	Jardine Matheson Holdings Ltd. (Singapore)	3,720
138,100	Jardine Strategic Holdings Ltd. (Singapore)	5,294
		9,014
INSURANCE—6.5%
1,194,000	AIA Group Ltd. (China)	10,781
11,088	Fairfax Financial Holdings Ltd. (Canada)	5,245
335,700	MS&AD Insurance Group Holdings Inc. (Japan)	9,938
28,933	Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	7,099
		33,063
INTERACTIVE MEDIA & SERVICES—6.4%
1,344,124	Auto Trader Group plc (United Kingdom)[2]	8,067
39,214	Baidu Inc. ADR (China)*,3	6,769
278,200	Kakaku.com Inc. (Japan)	4,884
24,555	Naver Corp. (South Korea)	3,010
1,643,452	Rightmove plc (United Kingdom)	10,177
		32,907
INTERNET & DIRECT MARKETING RETAIL—7.4%
83,675	Alibaba Group Holding Ltd. ADR (China)*,3	14,098
78,260	ASOS plc (United Kingdom)*	3,394
141,905	Ctrip.com International Ltd. ADR (China)*,3	4,725
245,416	JD.com Inc. ADR (China)*,3	6,099
100,996	MakeMyTrip Ltd. (India)*	2,689
215,443	Zalando SE (Germany)*,2	6,574
		37,579
IT SERVICES—2.2%
49,221	Bechtle AG (Germany)	3,917
44,911	Shopify Inc. Class A (Canada)*	7,566
		11,483
LEISURE PRODUCTS—1.2%
44,700	Shimano Inc. (Japan)	6,272
LIFE SCIENCES TOOLS & SERVICES—1.7%
13,397	Mettler-Toledo International Inc. (Switzerland)*	8,549
MACHINERY—7.4%
162,695	Atlas Copco AB Class A (Sweden)	4,245
156,158	Atlas Copco AB Class B (Sweden)	3,737
151,787	Epiroc AB Class A (Sweden)*	1,457
425,397	Epiroc AB Class B (Sweden)*	3,813
124,204	Kone OYJ (Finland)	6,039
37,843	Schindler Holding AG (Switzerland)	8,050
23,600	SMC Corp. (Japan)	7,789
123,453	Weir Group plc (United Kingdom)	2,443
		37,573
MEDIA—3.0%
65,278	Naspers Ltd. (South Africa)	15,100

14

Harbor International Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PERSONAL PRODUCTS—3.1%
78,000	Kao Corp. (Japan)	$ 5,514
174,300	Shiseido Co. Ltd. (Japan)	10,369
		15,883
PHARMACEUTICALS—1.0%
113,138	Novo Nordisk AS (Denmark)	5,302
PROFESSIONAL SERVICES—2.3%
101,829	Intertek Group plc (United Kingdom)	6,571
415,070	SEEK Ltd. (Australia)	5,146
		11,717
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.7%
239,200	Advantest Corp. (Japan)	5,474
42,940	ASML Holding NV (Netherlands)	7,509
341,228	Infineon Technologies AG (Germany)	7,590
329,421	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[3]	12,393
14,113	U-Blox Holding AG (Switzerland)*	1,205
		34,171
SPECIALTY RETAIL—1.8%
333,721	Industria de Diseno Textil SA (Spain)	9,335
TEXTILES, APPAREL & LUXURY GOODS—4.7%
42,826	adidas AG (Germany)	10,190
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
230,036	Burberry Group plc (United Kingdom)	$ 5,438
119,164	Cie Financiere Richemont SA (Switzerland)	8,214
		23,842
THRIFTS & MORTGAGE FINANCE—1.3%
241,600	Housing Development Finance Corp. Ltd. (India)	6,536
WIRELESS TELECOMMUNICATION SERVICES—1.0%
63,300	SoftBank Group Corp. (Japan)	4,986
TOTAL COMMON STOCKS
(Cost $486,041)		495,180

PREFERRED STOCKS—1.6%
(Cost $7,277)
HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
54,706	Sartorius AG (Germany)	8,212
TOTAL INVESTMENTS—98.5%
(Cost $493,318)		503,392
CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		7,445
TOTAL NET ASSETS—100.0%		$510,837

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ —	$ 23,425	$—	$ 23,425
Europe	29,210	179,736	—	208,946
Latin America	9,403	—	—	9,403
Middle East/Central Asia	2,689	23,639	—	26,328
North America	12,811	—	—	12,811
Pacific Basin	47,117	167,150	—	214,267
Preferred Stocks
Europe	—	8,212	—	8,212
Total Investments in Securities	$101,230	$402,162	$—	$503,392
There were no Level 3 holdings at January 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2019, the aggregate value of these securities was $14,641 or 3% of net assets.
3	ADR after the name of a holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.
15

Harbor International Small Cap Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—95.9%
Shares		Value
AEROSPACE & DEFENSE—0.8%
170,767	Senior plc (United Kingdom)	$ 507
AUTO COMPONENTS—1.0%
26,100	Nifco Inc. (Japan)	635
BANKS—3.5%
10,476	Bawag Group AG (Austria)[1]	445
124,200	Chiba Bank Ltd. (Japan)	756
30,700	Fukuoka Financial Group Inc. (Japan)	678
353,740	Unicaja Banco SA (Spain)*,1	415
		2,294
BUILDING PRODUCTS—1.0%
56,500	Sanwa Holdings Corp. (Japan)	649
CAPITAL MARKETS—3.0%
30,409	Close Brothers Group plc (United Kingdom)	593
10,766	Euronext NV (Netherlands)[1]	663
52,016	Intermediate Capital Group plc (United Kingdom)	695
		1,951
CHEMICALS—4.9%
62,939	Essentra plc (United Kingdom)	308
76,397	Hexpol AB (Sweden)	676
243,832	Incitec Pivot Ltd. (Australia)	589
19,000	NOF Corp. (Japan)	626
12,800	Okamoto Industries Inc. (Japan)	658
65,804	Synthomer plc (United Kingdom)	310
		3,167
COMMERCIAL SERVICES & SUPPLIES—5.1%
19,700	AEON Delight Co. Ltd. (Japan)	731
8,275	Befesa SA (Luxembourg)*,1	362
96,770	Biffa plc (United Kingdom)[1]	226
477,194	Cleanaway Waste Management Ltd. (Australia)	628
58,152	HomeServe plc (United Kingdom)	720
17,471	Loomis AB (Sweden)	627
		3,294
CONSTRUCTION & ENGINEERING—4.3%
22,900	COMSYS Holdings Corp. (Japan)	598
12,455	FLSmidth & Co. A/S (Denmark)	584
24,700	Kyowa Exeo Corp. (Japan)	607
96,083	Maire Tecnimont SpA (Italy)	386
32,800	Toshiba Plant Systems & Services Corp. (Japan)	617
		2,792
CONSTRUCTION MATERIALS—1.0%
93,171	Marshalls plc (United Kingdom)	621
CONSUMER FINANCE—1.0%
7,231	Cembra Money Bank AG (Switzerland)	624
CONTAINERS & PACKAGING—3.0%
147,643	DS Smith plc (United Kingdom)	655
269,622	Orora Ltd. (Australia)	621
63,395	RPC Group plc (United Kingdom)	660
		1,936
DIVERSIFIED CONSUMER SERVICES—0.8%
626,000	Fu Shou Yuan International Group Ltd. (China)	513
DIVERSIFIED FINANCIAL SERVICES—0.6%
8,872	KBC Ancora (Belgium)	397
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—1.0%
29,940	DNA OYJ (Finland)	$ 631
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.1%
5,333	Barco NV (Belgium)	652
20,311	Spectris plc (United Kingdom)	694
		1,346
ENERGY EQUIPMENT & SERVICES—1.8%
65,935	Hunting plc (United Kingdom)	483
22,408	TGS-NOPEC Geophysical Co. (Norway)	664
		1,147
ENTERTAINMENT—1.0%
11,128	Kinepolis Group NV (Belgium)	660
FOOD & STAPLES RETAILING—2.0%
3,900	Cosmos Pharmaceutical Corp. (Japan)	747
23,379	MARR SpA (Italy)	559
		1,306
FOOD PRODUCTS—6.3%
43,197	AAK AB (Sweden)	621
7,462	Bakkafrost P/F (Faeroe Islands)	388
23,000	Calbee Inc. (Japan)	741
135,356	Costa Group Holdings Ltd. (Australia)	547
17,951	Cranswick plc (United Kingdom)	680
17,800	Nichirei Corp. (Japan)	483
73,157	Tate & Lyle plc (United Kingdom)	660
		4,120
HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
5,702	Carl Zeiss Meditec AG (Germany)	518
4,611	Diasorin SpA (Italy)	422
14,700	Menicon Co. Ltd. (Japan)	366
		1,306
HEALTH CARE PROVIDERS & SERVICES—3.1%
35,303	Amplifon SpA (Italy)	632
58,810	Attendo AB (Sweden)[1]	452
22,055	Fagron NV (Belgium)	402
70,764	UDG Healthcare plc (Ireland)	539
		2,025
HEALTH CARE TECHNOLOGY—1.0%
13,267	CompuGroup Medical SE (Germany)	661
HOTELS, RESTAURANTS & LEISURE—2.9%
104,779	Dalata Hotel Group plc (Ireland)	685
63,844	Scandic Hotels Group AB (Sweden)[1]	610
71,201	SSP Group plc (United Kingdom)	623
		1,918
HOUSEHOLD DURABLES—0.8%
41,000	Sumitomo Forestry Co. Ltd. (Japan)	535
HOUSEHOLD PRODUCTS—1.0%
17,000	Pigeon Corp. (Japan)	667
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.4%
286,000	China Everbright Greentech Ltd. (China)[1]	227
INSURANCE—4.0%
16,388	ASR Nederland NV (Netherlands)	691
87,965	Beazley plc (United Kingdom)	571

16

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
84,980	Storebrand ASA (Norway)	$ 651
14,826	Topdanmark AS (Denmark)	707
		2,620
IT SERVICES—3.5%
59,758	Indra Sistemas SA (Spain)*	615
112,302	Link Administration Holdings Ltd. (Australia)	585
22,000	NET One Systems Co. Ltd. (Japan)	461
15,900	SCSK Corp. (Japan)	643
		2,304
LEISURE PRODUCTS—0.9%
51,608	Technogym SpA (Italy)[1]	598
LIFE SCIENCES TOOLS & SERVICES—1.5%
8,005	Gerresheimer AG (Germany)	542
2,265	Tecan Group AG (Switzerland)	457
		999
MACHINERY—7.9%
2,148	Bucher Industries AG (Switzerland)	656
436,000	CIMC Enric Holdings Ltd. (China)	380
43,500	Fuji Corp./Aichi (Japan)*	568
180,000	Haitian International Holdings Ltd. (China)	415
138,385	Morgan Advanced Materials plc (United Kingdom)	484
11,977	Norma Group SE (Germany)	633
35,900	OSG Corp. (Japan)	735
30,200	THK Co. Ltd. (Japan)	721
25,440	Valmet OYJ (Finland)	573
		5,165
MEDIA—0.6%
6,961	Stroeer SE & Co. KGAA (Germany)	390
MULTILINE RETAIL—2.1%
153,436	B&M European Value Retail SA (United Kingdom)	653
35,600	Marui Group Co. Ltd. (Japan)	723
		1,376
MULTI-UTILITIES—1.0%
199,793	Hera SpA (Italy)	675
OIL, GAS & CONSUMABLE FUELS—1.9%
7,136	Gaztransport Et Technigaz SA (France)	603
12,946	Koninklijke Vopak NV (Netherlands)	658
		1,261
PROFESSIONAL SERVICES—4.9%
25,286	AF AB (Sweden)	446
55,468	Applus Services SA (Spain)	636
329,747	Hays plc (United Kingdom)	654
31,600	Nihon M&A Center Inc. (Japan)	792
12,300	TechnoPro Holdings Inc. (Japan)	646
		3,174
REAL ESTATE MANAGEMENT & DEVELOPMENT—3.8%
678,000	China Jinmao Holdings Group Ltd. (Hong Kong)*	344
68,500	Hulic Co. Ltd. (Japan)	632
13,800	Katitas Co. Ltd. (Japan)	395
9,014	Nexity SA (France)*	421
27,000	Relo Group Inc. (Japan)	713
		2,505
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—4.3%
12,900	ABC-Mart Inc. (Japan)*	$ 741
52,600	BIC Camera Inc. (Japan)	618
29,447	Grandvision NV (Netherlands)[1]	657
129,176	JD Sports Fashion plc (United Kingdom)	786
		2,802
THRIFTS & MORTGAGE FINANCE—2.4%
18,737	Aareal Bank AG (Germany)	606
18,700	Aruhi Corp. (Japan)	397
107,189	Paragon Banking Group plc (United Kingdom)	584
		1,587
TRADING COMPANIES & DISTRIBUTORS—1.7%
8,516	IMCD Group NV (Netherlands)	621
17,800	Kanamoto Co. Ltd. (Japan)	495
		1,116
TOTAL COMMON STOCKS
(Cost $64,145)		62,501
TOTAL INVESTMENTS—95.9%
(Cost $64,145)		62,501
CASH AND OTHER ASSETS, LESS LIABILITIES—4.1%		2,670
TOTAL NET ASSETS—100.0%		$65,171

17

Harbor International Small Cap Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$1,029	$37,249	$—	$38,278
Pacific Basin	—	24,223	—	24,223
Total Investments in Securities	$1,029	$61,472	$—	$62,501
There were no Level 3 holdings at January 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2019, the aggregate value of these securities was $4,655 or 7% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.
18

Harbor Global Leaders Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—98.9%
Shares		Value
AEROSPACE & DEFENSE—8.6%
20,515	Safran SA (France)	$ 2,695
6,060	TransDigm Group Inc. (United States)*	2,370
		5,065
AUTO COMPONENTS—2.7%
20,375	Aptiv plc (United States)	1,612
BANKS—3.6%
21,650	HDFC Bank Ltd. ADR (India)[1]	2,126
BEVERAGES—2.0%
13,220	Fomento Economico Mexicano SAB de CV ADR (Mexico)[1]	1,203
BIOTECHNOLOGY—1.6%
6,450	CSL Ltd. (Australia)	917
CAPITAL MARKETS—4.3%
23,250	Intercontinental Exchange Inc. (United States)	1,785
4,675	Moody's Corp. (United States)	741
		2,526
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.4%
3,830	Keyence Corp. (Japan)	1,971
ENTERTAINMENT—1.3%
14,750	Live Nation Entertainment Inc. (United States)*	789
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.0%
2,950	Equinix Inc. (United States)	1,162
FOOD & STAPLES RETAILING—4.3%
46,075	Alimentation Couche-Tard Inc. (Canada)	2,503
HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
23,000	Boston Scientific Corp. (United States)*	877
HEALTH CARE PROVIDERS & SERVICES—2.0%
4,425	UnitedHealth Group Inc. (United States)	1,196
HOTELS, RESTAURANTS & LEISURE—3.1%
26,345	Starbucks Corp. (United States)	1,795
INSURANCE—2.2%
145,700	AIA Group Ltd. (China)	1,316
INTERACTIVE MEDIA & SERVICES—4.3%
1,505	Alphabet Inc. Class A (United States)*	1,695
130,200	Rightmove plc (United Kingdom)	806
		2,501
INTERNET & DIRECT MARKETING RETAIL—5.3%
11,725	Alibaba Group Holding Ltd. ADR (China)*,1	1,976
610	Booking Holdings Inc. (United States)*	1,118
		3,094
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—4.6%
20,139	Visa Inc. (United States)	$ 2,719
MULTILINE RETAIL—4.2%
14,250	Dollar General Corp. (United States)	1,645
14,150	Pan Pacific International Holdings Corp. (Japan)	823
		2,468
PHARMACEUTICALS—3.4%
23,250	Zoetis Inc. (United States)	2,003
PROFESSIONAL SERVICES—6.8%
86,550	Recruit Holdings Co. Ltd. (Japan)	2,323
14,285	Verisk Analytics Inc. (United States)*	1,677
		4,000
ROAD & RAIL—1.6%
5,840	Union Pacific Corp. (United States)	929
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.8%
43,500	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	1,636
SOFTWARE—14.6%
8,975	Adobe Systems Inc. (United States)*	2,224
7,495	Dassault Systemes SE (France)	940
8,175	Intuit Inc. (United States)	1,764
14,425	Salesforce.com Inc. (United States)*	2,192
10,525	Temenos Group AG (Switzerland)*	1,421
		8,541
SPECIALTY RETAIL—4.1%
43,925	Industria de Diseno Textil SA (Spain)	1,229
12,775	Ross Stores Inc. (United States)	1,177
		2,406
TEXTILES, APPAREL & LUXURY GOODS—4.6%
9,225	EssilorLuxottica SA (France)	1,169
18,600	NIKE Inc. (United States)	1,523
		2,692
TOTAL COMMON STOCKS
(Cost $45,466)		58,047
TOTAL INVESTMENTS—98.9%
(Cost $45,466)		58,047
CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		631
TOTAL NET ASSETS—100.0%		$58,678

19

Harbor Global Leaders Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$ —	$ 8,260	$—	$ 8,260
Latin America	1,203	—	—	1,203
Middle East/Central Asia	2,126	—	—	2,126
North America	35,496	—	—	35,496
Pacific Basin	3,612	7,350	—	10,962
Total Investments in Securities	$42,437	$15,610	$—	$58,047
There were no Level 3 holdings at January 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.
20

Harbor Emerging Markets Equity Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—96.7%
Shares		Value
AIRLINES—1.5%
43,728	Azul SA ADR (Brazil)*,1	$ 1,323
AUTOMOBILES—1.0%
7,497	Hyundai Motor Co. (South Korea)	874
BANKS—24.1%
624,541	Alpha Bank AE (Greece)*	626
6,244,800	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,731
3,791,000	China Construction Bank Corp. (China)	3,415
236,500	China Merchants Bank Co. Ltd. (China)	1,043
197,037	Grupo Financiero Banorte SAB de CV (Mexico)	1,096
49,716	Hana Financial Group Inc. (South Korea)	1,787
264,415	ICICI Bank Ltd. ADR (India)[1]	2,700
3,016,000	Industrial & Commercial Bank of China Ltd. (China)	2,343
229,794	Itau Unibanco Holding SA ADR (Brazil)[1]	2,445
22,182	OTP Bank plc (Hungary)	915
271,000	Ping An Bank Co. Ltd. (China)	452
182,866	Sberbank of Russia PJSC ADR (Russia)[1]	2,487
189,700	United Bank Ltd. (Pakistan)	210
		21,250
BEVERAGES—1.4%
141,500	Wuliangye Yibin Co. Ltd. (China)	1,280
BIOTECHNOLOGY—0.2%
191,774	Ascletis Pharma Inc. (China)*,2	158
CHEMICALS—0.3%
202,177	Alpek SAB de CV (Mexico)*	276
2,684,000	Tianhe Chemicals Group Ltd. (China)*,2	— [x]
		276
CONSTRUCTION & ENGINEERING—1.3%
1,224,000	China Railway Group Ltd. (China)	1,146
CONSTRUCTION MATERIALS—4.5%
165,500	Anhui Conch Cement Co. Ltd. (China)	902
173,471	Cemex SAB de CV ADR (Mexico)*,1	944
1,324,000	China National Building Material Co. Ltd. (China)	1,057
1,169,800	Semen Indonesia Persero TBK PT (Indonesia)	1,063
		3,966
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
107,300	Hangzhou Hikvision Digital Technology Co. Ltd. (China)	484
ENERGY EQUIPMENT & SERVICES—1.3%
1,164,000	China Oilfield Services Ltd. (China)	1,153
FOOD & STAPLES RETAILING—1.1%
79,009	Shoprite Holdings Ltd. (South Africa)	978
FOOD PRODUCTS—4.8%
163,452	BRF SA ADR (Brazil)*,1	1,062
1,593,900	Charoen Pokphand Foods PCL (Thailand)	1,393
45,635	Gruma SAB de CV (Mexico)	558
1,492,000	Want Want China Holdings Ltd. (China)	1,209
		4,222
HEALTH CARE PROVIDERS & SERVICES—1.2%
228,800	Sinopharm Group Co. Ltd. (China)	1,023
HOTELS, RESTAURANTS & LEISURE—3.3%
108,075	China International Travel Service Corp. Ltd. (China)	884
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
147,000	Galaxy Entertainment Group Ltd. (China)*	$ 1,024
27,338	Yum China Holdings Inc. (China)	996
		2,904
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.9%
1,060,100	China Longyuan Power Group Corp. Ltd. (China)	794
INSURANCE—2.9%
235,800	China Pacific Insurance Group Co. Ltd. (China)	830
181,500	Ping An Insurance Group Co. of China Ltd. (China)	1,767
		2,597
INTERACTIVE MEDIA & SERVICES—7.5%
117,900	Tencent Holdings Ltd. (China)	5,248
13,000	Weibo Corp. ADR (China)*,1	788
18,034	Yandex NV (Russia)*	606
		6,642
INTERNET & DIRECT MARKETING RETAIL—2.0%
10,500	Alibaba Group Holding Ltd. ADR (China)*,1	1,769
IT SERVICES—1.2%
96,773	Infosys Ltd. ADR (India)[1]	1,045
LIFE SCIENCES TOOLS & SERVICES—0.4%
34,427	Wuxi Apptec Co. Ltd. (China)*,2	351
MACHINERY—1.6%
172,705	Samsung Heavy Industries Co. Ltd. (South Korea)*	1,419
METALS & MINING—3.7%
90,882	AngloGold Ashanti Ltd. ADR (South Africa)[1]	1,299
266,714	Jiangxi Ganfeng Lithium Co. Ltd. (China)*,2	432
1,348,400	MMG Ltd. (China)*	497
408,695	Petra Diamonds Ltd. (South Africa)*	177
3,574	POSCO (South Korea)	882
		3,287
OIL, GAS & CONSUMABLE FUELS—11.5%
473,500	China Shenhua Energy Co. Ltd. (China)	1,205
9,646	CNOOC Ltd. ADR (China)[1]	1,614
28,473	Lukoil PJSC ADR (Russia)[1]	2,287
142,030	Petroleo Brasileiro SA ADR (Brazil)*,1	2,008
74,659	Reliance Industries Ltd. (India)	1,291
4,230	S-Oil Corp. (South Korea)	398
191,700	Thai Oil PCL (Thailand)	443
57,876	Ultrapar Participacoes SA (Brazil)	908
		10,154
PERSONAL PRODUCTS—1.2%
6,494	Amorepacific Corp. (South Korea)	1,062
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.5%
758,000	Guangzhou R&F Properties Co. Ltd. (China)	1,512
228,500	Shimao Property Holdings Ltd. (China)	651
		2,163
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.6%
109,478	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	4,118
2,238,000	United Microelectronics Corp. (Taiwan)	855
		4,973

21

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—1.1%
74,274	Foschini Group Ltd. (South Africa)	$ 951
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.4%
156,342	Samsung Electronics Co. Ltd. (South Korea)	6,519
THRIFTS & MORTGAGE FINANCE—0.7%
62,632	Indiabulls Housing Finance Ltd. (India)	586
TOTAL COMMON STOCKS
(Cost $79,382)		85,349

PARTICIPATORY (EQUITY LINKED) NOTES—0.1%
(Cost $94)
Principal Amount		Value
BANKS—0.1%
	United Bank Ltd. (Pakistan)*,2
$57,045	$0.01 06/19/2019	$ 63
TOTAL INVESTMENTS—96.8%
(Cost $79,476)		85,412
CASH AND OTHER ASSETS, LESS LIABILITIES—3.2%		2,820
TOTAL NET ASSETS—100.0%		$88,232

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ 1,299	$ 2,106	$—	$ 3,405
Europe	606	6,315	—	6,921
Latin America	9,712	908	—	10,620
Middle East/Central Asia	3,745	2,087	—	5,832
Pacific Basin	9,717	48,854	—	58,571
Participation (Equity Linked) Notes
Middle East/Central Asia	—	63	—	63
Total Investments in Securities	$25,079	$60,333	$—	$85,412
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2019.
Valuation Description	Beginning Balance as of 11/01/2018 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2019 (000s)
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2019 (000s)	Valuation Technique	Unobservable Input	Input Value(s)
Investments in Securities
Common Stocks
Tianhe Chemicals Group Ltd. (China)*,1	$—	Market Approach	Estimated Recovery Value	HKD 0.00

*	Non-income producing security
1	ADR after the name of a holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2019, the aggregate value of these securities was $1,004 or 1% of net assets.
x	Fair valued in accordance with Harbor Funds Valuation Procedures.
HKD	Hong Kong Dollar
The accompanying notes are an integral part of the Portfolios of Investments.
22

Harbor International & Global Funds
Notes to Portfolios of Investments— January 31, 2019 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2019, the Trust consists of 32 separate portfolios. The portfolios covered by this report are: Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor Global Leaders Fund and Harbor Emerging Markets Equity Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds currently offer four classes of shares, designated as Retirement Class, Institutional Class, Administrative Class and Investor Class.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, convertible preferred stock, and master limited parntership), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Participatory notes are valued at the last sale price of the underlying local shares on the national exchange on which they trade. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
23

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the fair value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed not to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
24

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
A table that includes a categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). Purchased call options tend to increase a Fund’s exposure to the underlying instrument. Purchased put options tend to decrease a Fund’s exposure to the underlying instrument.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
During the period, Harbor International Fund and Harbor Diversified International All Cap Fund purchased option contracts to manage their exposure to equity prices.
Participatory Notes
Participatory notes are equity-linked securities which can be used to gain exposure to emerging markets. These instruments represent interests in securities listed on certain foreign exchanges and thus present similar risks to investing directly in such equity securities. These instruments are issued by a broker-dealer evidencing ownership of shares listed on a foreign stock exchange. Accordingly, the participatory notes also expose investors to counterparty risk which is the risk that the entity issuing the note may not be able to honor its financial commitments. A Fund’s participatory notes are not subject to any master netting agreements. Participatory notes may be more volatile and less liquid than holding the underlying security directly. A participatory note is intended to reflect the performance of the underlying equity securities on a one-to-one basis. A Fund is entitled to receive dividends or other distributions paid on the underlying securities from the broker-dealer. A Fund however is not entitled to the same rights as an owner of the underlying securities, such as voting rights.
During the period, Harbor Emerging Markets Equity Fund invested in participatory notes to gain exposure to certain foreign markets.
25

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in fair value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trust has engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Collateral may consist of cash and/or securities issued by the U.S. Treasury or the Government National Mortgage Association. During the period, all such collateral consisted of cash. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates. In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its
26

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities. As the securities loans are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
The following table shows the Harbor Funds that engaged in securities lending during the period and summarizes the value of equity securities loaned and related cash collateral at January 31, 2019.
	Market Value of Securities on Loan (000s)	Cash Collateral (000s)
Harbor Diversified International All Cap Fund	$2,789	$2,963
Harbor International Growth Fund	—	—
Harbor Global Leaders Fund	—	—
27

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Charles P. Ragusa
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.IG.0119

Quarterly Schedules of
Portfolio Holdings
January 31, 2019
Fixed Income  Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Harbor Convertible Securities Fund	HNCVX	HACSX	HRCSX	HICSX
Harbor High-Yield Bond Fund	HNHYX	HYFAX	HYFRX	HYFIX
Harbor High-Yield Opportunities Fund	HHYRX	HHYNX	HHYAX	HHYVX
Harbor Core Bond Fund	HCBRX	HACBX	–	–
Harbor Bond Fund	HBFRX	HABDX	HRBDX	–
Harbor Real Return Fund	HRRNX	HARRX	HRRRX	–
Harbor Money Market Fund	–	HARXX	HRMXX	–

Harbor Convertible Securities Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—97.5%
Principal Amount		Value
AEROSPACE & DEFENSE—0.5%
	RTI International Metals Inc.
$640	1.625%—10/15/2019	$ 632
AUTO COMPONENTS—1.4%
	CIE Generale DES Etablissements Michelin SCA
600	0.000%—01/10/2022[1]	566
	Valeo SA Medium Term Note
1,200	0.000%—06/16/2021[1]	1,087
		1,653
AUTOMOBILES—1.6%
	Tesla Inc.
1,546	1.250%—03/01/2021	1,670
244	2.375%—03/15/2022	283
		1,953
BANKS—0.5%
	BofA Finance LLC Medium Term Note
604	0.250%—05/01/2023	573
BIOTECHNOLOGY—4.5%
	BioMarin Pharmaceutical Inc.
2,010	0.599%—08/01/2024	2,143
	Exact Sciences Corp.
922	1.000%—01/15/2025	1,281
	Ionis Pharmaceuticals Inc.
616	1.000%—11/15/2021	684
	Ligand Pharmaceuticals Inc.
913	0.750%—05/15/2023[2]	777
	Neurocrine Biosciences Inc.
369	2.250%—05/15/2024	501
		5,386
CAPITAL MARKETS—1.7%
	Ares Capital Corp.
2,087	3.750%—02/01/2022	2,096
COMMUNICATIONS EQUIPMENT—2.0%
	InterDigital Inc.
242	1.500%—03/01/2020	266
	Lumentum Holdings Inc.
602	0.250%—03/15/2024	648
	Palo Alto Networks Inc.
1,432	0.750%—07/01/2023[2]	1,497
		2,411
CONSTRUCTION & ENGINEERING—3.9%
	Dycom Industries Inc.
1,307	0.750%—09/15/2021	1,256
	KBR Inc.
610	22.500%—11/01/2023[2]	583
	Tutor Perini Corp.
1,508	2.875%—06/15/2021	1,433
	Vinci SA
1,400	0.375%—02/16/2022	1,454
		4,726
DIVERSIFIED CONSUMER SERVICES—0.5%
	Chegg Inc.
450	0.250%—05/15/2023[2]	641
DIVERSIFIED TELECOMMUNICATION SERVICES—3.3%
	Inmarsat plc
600	3.875%—09/09/2023	645
CONVERTIBLE BONDS—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	Liberty Media Corp.
$540	1.000%—01/30/2023	$ 570
242	1.375%—10/15/2023	274
1,820	2.125%—03/31/2048[2]	1,762
263	2.250%—09/30/2046	132
		2,738
	Pandora Media Inc.
548	1.750%—12/01/2023	615
		3,998
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
	OSI Systems Inc.
665	1.250%—09/01/2022	689
ENERGY EQUIPMENT & SERVICES—1.5%
	Ensco Jersey Finance Ltd.
245	3.000%—01/31/2024	191
	Nabors Industries Inc.
792	0.750%—01/15/2024	535
	Oil States International Inc.
562	1.500%—02/15/2023[2]	493
	Transocean Inc.
478	0.500%—01/30/2023	523
		1,742
ENTERTAINMENT—3.2%
	iQIYI Inc.
1,084	3.750%—12/01/2023[2]	1,166
	Live Nation Entertainment Inc.
2,454	2.500%—03/15/2023[2]	2,650
		3,816
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.8%
	Empire State Realty OP LP
890	2.625%—08/15/2019[2]	886
	Extra Space Storage LP
1,601	3.125%—10/01/2035[2]	1,829
	IH Merger Sub LLC
1,077	3.500%—01/15/2022	1,178
	National Health Investors Inc.
488	3.250%—04/01/2021	581
	Spirit Realty Capital Inc.
1,255	3.750%—05/15/2021	1,232
		5,706
HEALTH CARE EQUIPMENT & SUPPLIES—4.7%
	ConMed Corp.
480	22.625%—02/01/2024[2]	492
	Dexcom Inc.
1,665	0.750%—12/01/2023[2]	1,846
	Insulet Corp.
876	1.375%—11/15/2024[2]	960
	Nuvasive Inc.
1,011	2.250%—03/15/2021	1,085
	Wright Medical Group Inc.
1,223	1.625%—06/15/2023[2]	1,322
		5,705
HEALTH CARE PROVIDERS & SERVICES—0.4%
	Molina Healthcare Inc.
129	1.125%—01/15/2020	422

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
HEALTH CARE TECHNOLOGY—2.0%
	Allscripts Healthcare Solutions Inc.
$2,085	1.250%—07/01/2020	$ 2,081
	Evolent Health Inc.
390	1.500%—10/15/2025[2]	343
		2,424
HOTELS, RESTAURANTS & LEISURE—2.6%
	Caesars Entertainment Corp.
190	5.000%—10/01/2024	281
	Huazhu Group Ltd.
685	0.375%—11/01/2022	701
	Marriott Vacations Worldwide Corp.
2,221	1.500%—09/15/2022	2,096
		3,078
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.0%
	Nextera Energy Partners LP
1,203	1.500%—09/15/2020[2]	1,146
INDUSTRIAL CONGLOMERATES—0.4%
	Siemens Financieringsmaatschappij NV
500	1.650%—08/16/2019	519
INTERACTIVE MEDIA & SERVICES—3.5%
	IAC Financeco Inc.
657	0.875%—10/01/2022[2]	975
	Twitter Inc.
1,125	0.250%—06/15/2024[2]	1,048
	Weibo Corp.
1,240	1.250%—11/15/2022[2]	1,123
	Zillow Group Inc.
873	1.500%—07/01/2023	777
316	2.000%—12/01/2021	322
		1,099
		4,245
INTERNET & DIRECT MARKETING RETAIL—5.8%
	Booking Holdings Inc.
782	0.350%—06/15/2020	1,115
	Ctrip.com International Ltd.
2,165	1.990%—07/01/2025	2,213
	Liberty Expedia Holdings Inc.
2,179	1.000%—06/30/2047[2]	2,117
	Mercadolibre Inc.
322	2.000%—08/15/2028[2]	335
	Wayfair Inc.
202	0.375%—09/01/2022	246
792	1.125%—11/01/2024[2]	913
		1,159
		6,939
IT SERVICES—4.0%
	Akamai Technologies Inc.
1,932	0.125%—05/01/2025[2]	1,849
	Euronet Worldwide Inc.
124	1.500%—10/01/2044	198
	Okta Inc.
153	0.250%—02/15/2023[2]	277
	Square Inc.
695	0.500%—05/15/2023[2]	822
	Twilio Inc.
205	0.250%—06/01/2023[2]	348
CONVERTIBLE BONDS—Continued
Principal Amount		Value
IT SERVICES—Continued
	Wix.com Ltd.
$1,221	0.000%—07/01/2023[1,2]	$ 1,270
		4,764
LIFE SCIENCES TOOLS & SERVICES—2.2%
	Illumina Inc.
1,205	0.000%—08/15/2023[1,2]	1,224
219	0.500%—06/15/2021	278
		1,502
	Qiagen NV
200	0.875%—03/19/2021	270
800	1.000%—11/13/2024	837
		1,107
		2,609
MACHINERY—3.2%
	Chart Industries Inc.
425	1.000%—11/15/2024[2]	587
	Greenbrier Cos. Inc.
861	2.875%—02/01/2024	886
	Meritor Inc.
2,427	3.250%—10/15/2037	2,317
		3,790
MEDIA—2.3%
	Dish Network Corp.
2,269	3.375%—08/15/2026	1,933
	Liberty Interactive LLC
756	1.750%—09/30/2046[2]	852
		2,785
METALS & MINING—0.5%
	Royal Gold Inc.
648	2.875%—06/15/2019	650
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—3.9%
	Blackstone Mortgage Trust Inc.
2,468	4.750%—03/15/2023	2,454
	Starwood Property Trust Inc.
1,134	4.375%—04/01/2023	1,129
	Two Harbors Investment Corp.
1,098	6.250%—01/15/2022	1,106
		4,689
OIL, GAS & CONSUMABLE FUELS—2.6%
	Chesapeake Energy Corp.
658	5.500%—09/15/2026	587
	Oasis Petroleum Inc.
541	2.625%—09/15/2023	513
	PDC Energy Inc.
300	1.125%—09/15/2021	273
	SM Energy Co.
309	1.500%—07/01/2021	297
	Total SA Medium Term Note
1,400	0.500%—12/02/2022	1,476
		3,146
PERSONAL PRODUCTS—0.5%
	Herbalife Nutrition Ltd.
567	2.625%—03/15/2024[2]	643

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
PHARMACEUTICALS—2.2%
	Jazz Investments I Ltd.
$573	1.500%—08/15/2024	$ 532
1,299	1.875%—08/15/2021	1,278
		1,810
	Supernus Pharmaceuticals Inc.
820	0.625%—04/01/2023[2]	813
		2,623
PROFESSIONAL SERVICES—0.5%
	FTI Consulting Inc.
601	2.000%—08/15/2023[2]	584
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.1%
	Advanced Micro Devices Inc.
126	2.125%—09/01/2026	394
	Cypress Semiconductor Corp.
518	2.000%—02/01/2023	509
	Intel Corp.
502	3.250%—08/01/2039	1,153
	Microchip Technology Inc.
1,642	1.625%—02/15/2027	1,761
	Micron Technology Inc.
208	3.000%—11/15/2043	274
	NXP Semiconductors NV
1,160	1.000%—12/01/2019	1,198
	ON Semiconductor Corp.
1,247	1.000%—12/01/2020	1,535
	Silicon Laboratories Inc.
1,317	1.375%—03/01/2022	1,404
	STMicroelectronics NV
1,000	0.250%—07/03/2024	1,057
	Teradyne Inc.
340	1.250%—12/15/2023	444
		9,729
SOFTWARE—15.0%
	Atlassian Inc.
783	0.625%—05/01/2023[2]	1,063
	Citrix Systems Inc.
209	0.500%—04/15/2019	298
	DocuSign Inc.
470	0.500%—09/15/2023[2]	473
	Envestnet Inc.
1,146	1.750%—06/01/2023[2]	1,204
	FireEye Inc.
615	0.875%—06/01/2024[2]	645
	Five9 Inc.
247	0.125%—05/01/2023[2]	339
	HubSpot Inc.
163	0.250%—06/01/2022	283
	New Relic Inc.
599	0.500%—05/01/2023[2]	687
	Nice Systems Inc.
346	1.250%—01/15/2024	483
	Nuance Communications Inc.
320	1.000%—12/15/2035	292
1,239	1.250%—04/01/2025	1,189
		1,481
	Nutanix Inc.
311	0.000%—01/15/2023[1,2]	388
	Q2 Holdings Inc.
256	0.750%—02/15/2023[2]	304
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	Rapid7 Inc.
$565	1.250%—08/01/2023[2]	$ 667
	RingCentral Inc.
797	0.000%—03/15/2023[1,2]	1,025
	ServiceNow Inc.
447	0.000%—06/01/2022[1]	748
	Splunk Inc.
1,788	0.500%—09/15/2023[2]	1,907
596	1.125%—09/15/2025[2]	644
		2,551
	Verint Systems Inc.
1,952	1.500%—06/01/2021	1,958
	Workday Inc.
1,312	0.250%—10/01/2022	1,780
	Zendesk Inc.
1,333	0.250%—03/15/2023[2]	1,677
		18,054
SPECIALTY RETAIL—0.5%
	RH
690	0.000%—06/15/2023[1,2]	657
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.6%
	Pure Storage Inc.
847	0.125%—04/15/2023[2]	828
	Western Digital Corp.
1,262	1.500%—02/01/2024[2]	1,087
		1,915
TOTAL CONVERTIBLE BONDS
(Cost $116,968)		117,138
TOTAL INVESTMENTS—97.5%
(Cost $116,968)		117,138
CASH AND OTHER ASSETS, LESS LIABILITIES—2.5%		2,968
TOTAL NET ASSETS—100.0%		$120,108

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at January 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments at January 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Zero coupon bond
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2019, the aggregate value of these securities was $47,768 or 40% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Bond Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

BANK LOAN OBLIGATIONS—3.4%
Principal Amount		Value
CHEMICALS—0.2%
	Solenis International LP
	Incremental Term Loan
$290	6.707% (3 Month USD Libor + 4.000) 06/26/2025[1]	$ 286
	Term Loan
911	6.707% (3 Month USD Libor + 4.000) 12/26/2023[1]	896
		1,182
COMMERCIAL SERVICES & SUPPLIES—0.3%
	Granite Acquisition Inc.
	Term Loan B
1,680	6.303% (3 Month USD Libor + 3.500) 12/17/2021[1]	1,680
DIVERSIFIED FINANCIAL SERVICES—0.2%
	VFH Parent LLC
	Term Loan B
1,210	6.000% (1 Month USD Libor + 3.500) 01/30/2026[1]	1,210
ELECTRICAL EQUIPMENT—0.2%
	Cortes NP Acquisition Corp.
	Term Loan B
1,137	6.707% (3 Month USD Libor + 4.000) 11/30/2023[1]	1,063
FOOD & STAPLES RETAILING—0.2%
	Clover Merger Sub Inc.
	Initial Term Loans
2,035	10.249% (1 Month USD Libor + 7.750) 09/26/2025[1]	1,679
HEALTH CARE PROVIDERS & SERVICES—0.5%
	AHP Health Partners Inc.
	Term Loan B
1,224	6.999% (1 Month USD Libor + 4.500) 06/30/2025[1]	1,222
	Envision Healthcare Corp.
	Term Loan
2,070	6.249% (1 Month USD Libor + 3.750) 10/10/2025[1]	1,955
		3,177
HEALTH CARE TECHNOLOGY—0.2%
	Change Healthcare Holdings LLC
	Term Loan B
1,307	5.249% (1 Month USD Libor + 2.750) 03/01/2024[1]	1,282
HOTELS, RESTAURANTS & LEISURE—0.1%
	Stars Group Holdings BV
	Incremental Term Loan
848	6.303% (3 Month USD Libor + 3.500) 07/10/2025[1]	842
INTERACTIVE MEDIA & SERVICES—0.2%
	Ancestry.com Inc.
	Term Loan B
1,148	5.750% (1 Month USD Libor + 3.250) 10/19/2023[1]	1,130
IT SERVICES—0.1%
	Sabre Inc.
	Term Loan B
909	4.499% (1 Month USD Libor + 2.000) 02/22/2024[1]	898
MACHINERY—0.2%
	Navistar Inc.
	Term Loan B
1,082	6.020% (1 Month USD Libor + 3.500) 11/06/2024[1]	1,068
MEDIA—0.1%
	Liberty Cablevision of Puerto Rico LLC
	First-Lien Term Loan
460	6.009% (1 Month USD Libor + 3.500) 01/07/2022[1]	450
BANK LOAN OBLIGATIONS—Continued
Principal Amount		Value
PHARMACEUTICALS—0.2%
	RPI Finance Trust
	Term Loan B
$1,046	4.499% (1 Month USD Libor + 2.000) 04/17/2023[1]	$ 1,036
SOFTWARE—0.2%
	Greeneden US Holdings II LLC
	Term Loan B
1,456	5.749% (1 Month USD Libor + 3.250) 12/01/2023[1]	1,427
SPECIALTY RETAIL—0.5%
	Ascena Retail Group Inc.
	Term Loan B
1,949	7.000% (1 Month USD Libor + 4.500) 08/21/2022[1]	1,798
	Bass Pro Group LLC
	Term Loan B
1,831	7.499% (1 Month USD Libor + 5.000) 09/25/2024[1]	1,815
		3,613
TOTAL BANK LOAN OBLIGATIONS
(Cost $22,315)		21,737

CORPORATE BONDS & NOTES—94.4%
AEROSPACE & DEFENSE—1.5%
	Arconic Inc.
1,986	5.400%—04/15/2021	2,028
272	5.900%—02/01/2027	273
		2,301
	Bombardier Inc.
700	6.000%—10/15/2022[2]	678
760	7.750%—03/15/2020[2]	786
		1,464
	TransDigm Inc.
1,845	6.250%—03/15/2026[2]	1,877
1,250	6.500%—07/15/2024	1,238
		3,115
	Triumph Group Inc.
3,265	5.250%—06/01/2022	2,873
		9,753
AIR FREIGHT & LOGISTICS—0.6%
	XPO Logistics Inc.
1,522	6.125%—09/01/2023[2]	1,552
2,045	6.500%—06/15/2022[2]	2,096
		3,648
AUTO COMPONENTS—1.1%
	Adient Global Holdings Ltd.
2,001	4.875%—08/15/2026[2]	1,511
	American Axle & Manufacturing Inc.
1,250	6.625%—10/15/2022	1,273
	Delphi Jersey Holdings plc
1,810	5.000%—10/01/2025[2]	1,557
	Goodyear Tire & Rubber Co.
825	5.125%—11/15/2023	826
	Tenneco Inc.
2,250	5.000%—07/15/2026	1,923
		7,090

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AUTOMOBILES—0.4%
	Jaguar Land Rover Automotive plc
$1,700	4.500%—10/01/2027[2]	$ 1,266
	Tesla Inc.
1,830	5.300%—08/15/2025[2]	1,629
		2,895
BANKS—0.3%
	CIT Group Inc.
500	5.000%—08/15/2022	514
1,155	5.250%—03/07/2025	1,195
300	6.125%—03/09/2028	319
		2,028
BEVERAGES—0.4%
	Cott Holdings Inc.
2,435	5.500%—04/01/2025[2]	2,420
BIOTECHNOLOGY—0.3%
	Avantor Inc.
1,850	6.000%—10/01/2024[2]	1,896
BUILDING PRODUCTS—1.6%
	Griffon Corp.
2,295	5.250%—03/01/2022	2,258
	Jeld-Wen Inc.
900	4.625%—12/15/2025[2]	819
	Masonite International Corp.
800	5.625%—03/15/2023[2]	811
	New Enterprise Stone & Lime Co. Inc.
1,975	6.250%—03/15/2026[2]	1,891
	Standard Industries Inc.
1,202	4.750%—01/15/2028[2]	1,091
1,500	5.500%—02/15/2023[2]	1,523
		2,614
	Summit Materials LLC
1,400	6.125%—07/15/2023	1,417
310	8.500%—04/15/2022	325
		1,742
		10,135
CAPITAL MARKETS—0.4%
	Deutsche Bank AG
1,585	4.875%—12/01/2032[1]	1,337
	Refinitiv US Holdings Inc.
1,455	6.250%—05/15/2026[2]	1,433
		2,770
CHEMICALS—1.7%
	Blue Cube Spinco LLC
975	9.750%—10/15/2023	1,090
387	10.000%—10/15/2025	444
		1,534
	GCP Applied Technologies Inc.
750	5.500%—04/15/2026[2]	749
	NOVA Chemicals Corp.
1,500	4.875%—06/01/2024[2]	1,431
1,000	5.250%—08/01/2023[2]	976
		2,407
	OCI NV
1,065	6.625%—04/15/2023[2]	1,100
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CHEMICALS—Continued
	PQ Corp.
$2,000	6.750%—11/15/2022[2]	$ 2,101
	Trinseo LLC
1,290	5.375%—09/01/2025[2]	1,174
	Tronox Inc.
2,150	6.500%—04/15/2026[2]	1,889
		10,954
COMMERCIAL SERVICES & SUPPLIES—2.4%
	Advanced Disposal Services Inc.
1,625	5.625%—11/15/2024[2]	1,637
	Brink's Co.
2,105	4.625%—10/15/2027[2]	2,005
	Covanta Holding Corp.
1,025	5.875%—07/01/2025	1,008
	GFL Environmental Inc.
1,275	5.375%—03/01/2023[2]	1,199
1,000	5.625%—05/01/2022[2]	966
		2,165
	Hulk Finance Corp.
1,000	7.000%—06/01/2026[2]	928
	LSC Communications Inc.
640	8.750%—10/15/2023[2]	670
	NuStar Logistics LP
2,000	6.750%—02/01/2021	2,065
	RR Donnelley & Sons Co.
1,605	6.000%—04/01/2024	1,595
	Waste Pro USA Inc.
1,450	5.500%—02/15/2026[2]	1,416
	Williams Scotsman International Inc.
480	6.875%—08/15/2023[2]	471
1,435	7.875%—12/15/2022[2]	1,453
		1,924
		15,413
COMMUNICATIONS EQUIPMENT—1.6%
	Commscope Inc.
1,250	5.000%—06/15/2021[2]	1,253
	Hughes Satellite Systems Corp.
800	6.625%—08/01/2026	772
3,500	7.625%—06/15/2021	3,719
		4,491
	Plantronics Inc.
489	5.500%—05/31/2023[2]	476
	Telesat Canada
1,500	8.875%—11/15/2024[2]	1,577
	Viasat Inc.
2,500	5.625%—09/15/2025[2]	2,362
		10,159
CONSTRUCTION & ENGINEERING—0.2%
	AECOM
1,700	5.125%—03/15/2027	1,606
CONSUMER FINANCE—1.7%
	Ally Financial Inc.
74	4.125%—03/30/2020	74
875	8.000%—11/01/2031	1,054
		1,128
	Navient Corp.
1,000	5.000%—10/26/2020	1,006

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONSUMER FINANCE—Continued
	Navient Corp. Medium Term Note
$2,010	5.500%—01/25/2023	$ 1,947
2,000	7.250%—01/25/2022	2,083
		4,030
	Springleaf Finance Corp.
425	5.250%—12/15/2019	429
500	5.625%—03/15/2023	494
1,000	6.000%—06/01/2020	1,020
1,000	6.875%—03/15/2025	960
1,675	7.750%—10/01/2021	1,769
		4,672
		10,836
CONTAINERS & PACKAGING—2.5%
	ARD Finance SA
1,250	7.125%—09/15/2023	1,212
	Ardagh Packaging Finance plc
300	4.625%—05/15/2023[2]	301
1,256	6.000%—02/15/2025[2]	1,224
		1,525
	Berry Global Inc.
1,000	6.000%—10/15/2022	1,025
	Berry Plastics Corp.
1,625	5.125%—07/15/2023	1,636
	BWAY Holding Co.
980	5.500%—04/15/2024[2]	961
1,000	7.250%—04/15/2025[2]	926
		1,887
	Cascades Inc.
1,755	5.500%—07/15/2022[2]	1,755
1,425	5.750%—07/15/2023[2]	1,393
		3,148
	Crown Americas LLC / Crown Americas Capital Corp. VI
1,000	4.750%—02/01/2026	980
	Flex Acquisition Co. Inc.
1,375	6.875%—01/15/2025[2]	1,293
	OI European Group BV
925	4.000%—03/15/2023[2]	897
	Reynolds Group Issuer Inc.
750	5.125%—07/15/2023[2]	752
1,696	5.750%—10/15/2020	1,705
		2,457
		16,060
DISTRIBUTORS—0.1%
	LKQ Corp.
750	4.750%—05/15/2023	758
DIVERSIFIED CONSUMER SERVICES—0.1%
	Frontdoor Inc.
960	6.750%—08/15/2026[2]	955
DIVERSIFIED FINANCIAL SERVICES—1.9%
	Avolon Holdings Funding Ltd.
1,615	5.125%—10/01/2023[2]	1,644
	Compass Group Diversified Holdings LLC
1,486	8.000%—05/01/2026[2]	1,508
	DAE Funding LLC
470	4.000%—08/01/2020[2]	465
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
$1,000	5.000%—08/01/2024[2]	$ 986
1,440	5.750%—11/15/2023[2]	1,458
		2,909
	Fidelity & Guaranty Life Holdings Inc.
1,880	5.500%—05/01/2025[2]	1,819
	Park Aerospace Holdings Ltd.
615	5.250%—08/15/2022[2]	627
	Virtu Financial Inc.
2,455	6.750%—06/15/2022[2]	2,498
	WeWork Cos. Inc.
1,310	7.875%—05/01/2025[2]	1,192
		12,197
DIVERSIFIED TELECOMMUNICATION SERVICES—4.4%
	Altice Financing SA
1,500	7.500%—05/15/2026[2]	1,425
	Altice Luxembourg SA
200	7.625%—02/15/2025[2]	171
2,000	7.750%—05/15/2022[2]	1,947
		2,118
	CenturyLink Inc.
2,150	5.800%—03/15/2022	2,166
1,000	6.450%—06/15/2021	1,020
100	6.750%—12/01/2023	101
1,000	7.500%—04/01/2024	1,016
		4,303
	Frontier Communications Corp.
835	7.125%—01/15/2023	501
210	7.625%—04/15/2024	115
352	8.750%—04/15/2022	238
500	11.000%—09/15/2025	325
		1,179
	GCI Inc.
4,000	6.750%—06/01/2021	4,020
	Inmarsat Finance plc
3,500	4.875%—05/15/2022[2]	3,404
	Intelsat Connect Finance SA
1,275	9.500%—02/15/2023[2]	1,195
	Intelsat Jackson Holdings SA
750	5.500%—08/01/2023	685
2,000	8.500%—10/15/2024[2]	2,030
		2,715
	Level 3 Communications Inc.
1,925	5.750%—12/01/2022	1,930
	Telecom Italia Capital SA
625	6.000%—09/30/2034	547
545	6.375%—11/15/2033	498
		1,045
	Telecom Italia SpA
1,500	5.303%—05/30/2024[2]	1,431
	Wind Tre SpA
1,035	5.000%—01/20/2026[2]	856
	Zayo Group LLC
1,988	5.750%—01/15/2027[2]	1,926
1,165	6.000%—04/01/2023	1,176
		3,102
		28,723

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRIC UTILITIES—0.9%
	Talen Energy Supply LLC
$660	6.500%—06/01/2025	$ 521
300	9.500%—07/15/2022[2]	308
		829
	Vistra Energy Corp.
3,650	7.375%—11/01/2022	3,805
	Vistra Operations Co. LLC
1,320	5.625%—02/15/2027[2]	1,333
		5,967
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
	Anixter Inc.
970	6.000%—12/01/2025[2]	997
ENERGY EQUIPMENT & SERVICES—3.3%
	Archrock Partners LP
2,000	6.000%—04/01/2021-10/01/2022	1,971
	CSI Compressco LP
917	7.500%—04/01/2025[2]	878
	Ensco plc
860	7.750%—02/01/2026	695
	Nabors Industries Inc.
2,325	5.750%—02/01/2025	2,034
	Precision Drilling Corp.
1,015	7.125%—01/15/2026[2]	934
	Pride International LLC
1,000	7.875%—08/15/2040	795
	Transocean Guardian Ltd.
33	5.875%—01/15/2024[2]	33
	Transocean Inc.
1,565	6.800%—03/15/2038	1,185
1,160	7.250%—11/01/2025[2]	1,102
1,335	7.500%—01/15/2026[2]	1,277
		3,564
	Transocean Poseidon Ltd.
920	6.875%—02/01/2027[2]	939
	Trinidad Drilling Ltd.
2,375	6.625%—02/15/2025[2]	2,402
	Unit Corp.
5,000	6.625%—05/15/2021	4,750
	USA Compression Partners LP / USA Compression Finance Corp.
1,195	6.875%—04/01/2026	1,201
	Weatherford International Ltd.
569	5.125%—09/15/2020	441
1,075	6.750%—09/15/2040	618
553	8.250%—06/15/2023	355
		1,414
		21,610
ENTERTAINMENT—1.5%
	AMC Entertainment Holdings Inc.
1,125	5.750%—06/15/2025	1,042
1,173	5.875%—11/15/2026	1,059
		2,101
	Cinemark USA Inc.
1,840	5.125%—12/15/2022	1,847
	Lions Gate Capital Holdings LLC
1,040	6.375%—02/01/2024[2]	1,053
	Meredith Corp.
1,973	6.875%—02/01/2026[2]	2,037
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ENTERTAINMENT—Continued
	NetFlix Inc.
$350	5.500%—02/15/2022	$ 365
600	6.375%—05/15/2029[2]	619
		984
	WMG Acquisition Corp.
1,518	5.625%—04/15/2022[2]	1,539
		9,561
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.8%
	CoreCivic Inc.
2,250	4.750%—10/15/2027	1,924
	CyrusOne LP
1,000	5.000%—03/15/2024	1,010
	Equinix Inc.
1,854	5.375%—01/01/2022-05/15/2027	1,876
	FelCor Lodging LP
1,000	6.000%—06/01/2025	1,031
	GEO Group Inc.
1,702	5.875%—01/15/2022	1,664
	GLP Capital LP
1,310	5.750%—06/01/2028	1,370
	Iron Mountain Inc.
1,345	4.875%—09/15/2027[2]	1,247
1,500	5.250%—03/15/2028[2]	1,403
500	5.750%—08/15/2024	498
1,750	6.000%—08/15/2023	1,798
		4,946
	Kennedy-Wilson Inc.
2,000	5.875%—04/01/2024	1,966
	Ladder Capital Finance Corp.
2,250	5.250%—10/01/2025[2]	2,092
460	5.875%—08/01/2021[2]	467
		2,559
	MPT Operating Partnership LP
1,050	5.000%—10/15/2027	1,025
3,000	6.375%—03/01/2024	3,150
		4,175
	RHP Hotel Properties LP
3,000	5.000%—04/15/2021-04/15/2023	3,021
	Sabra Health Care LP
2,500	5.500%—02/01/2021	2,526
	SBA Communications Corp.
1,745	4.000%—10/01/2022	1,732
	Uniti Group Inc.
1,048	6.000%—04/15/2023[2]	995
100	7.125%—12/15/2024[2]	89
		1,084
		30,884
FOOD & STAPLES RETAILING—0.9%
	Albertsons Companies LLC
982	5.750%—03/15/2025	924
2,500	6.625%—06/15/2024	2,475
800	7.500%—03/15/2026[2]	804
		4,203
	Rite Aid Corp.
1,905	6.125%—04/01/2023[2]	1,615
		5,818

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
FOOD PRODUCTS—0.9%
	B&G Foods Inc.
$2,400	5.250%—04/01/2025	$ 2,362
	Dean Foods Co.
775	6.500%—03/15/2023[2]	605
	Post Holdings Inc.
2,325	5.500%—03/01/2025[2]	2,322
	TreeHouse Foods Inc.
434	4.875%—03/15/2022	435
		5,724
GAS UTILITIES—1.2%
	AmeriGas Partners LP
455	5.500%—05/20/2025	448
1,644	5.625%—05/20/2024	1,632
1,000	5.750%—05/20/2027	960
		3,040
	DCP Midstream Operating LP
686	5.375%—07/15/2025	701
1,000	6.750%—09/15/2037[2]	1,030
		1,731
	Ferrellgas LP
1,550	6.750%—06/15/2023	1,362
	Suburban Propane Partners LP
1,600	5.875%—03/01/2027	1,520
		7,653
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
	Hologic Inc.
1,000	4.375%—10/15/2025[2]	987
	Teleflex Inc.
1,480	4.625%—11/15/2027	1,449
		2,436
HEALTH CARE PROVIDERS & SERVICES—6.7%
	Acadia Healthcare Co. Inc.
794	5.125%—07/01/2022	785
815	5.625%—02/15/2023	802
		1,587
	Air Medical Merger Sub Corp.
2,060	6.375%—05/15/2023[2]	1,792
	AMN Healthcare Inc.
375	5.125%—10/01/2024[2]	373
	Centene Corp.
2,000	5.625%—02/15/2021	2,035
	DaVita Inc.
1,500	5.750%—08/15/2022	1,528
	Envision Healthcare Corp.
1,625	8.750% (1 Month USD Libor + 3.750) 10/15/2026[1,2]	1,486
	HCA Healthcare Inc.
2,500	6.250%—02/15/2021	2,612
	HCA Inc.
1,500	4.750%—05/01/2023	1,549
950	5.375%—02/01/2025-09/01/2026	979
410	5.500%—06/15/2047	428
1,410	5.625%—09/01/2028	1,461
4,264	5.875%—03/15/2022-02/01/2029	4,491
2,350	6.500%—02/15/2020	2,420
		11,328
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	Molina Healthcare Inc.
$181	4.875%—06/15/2025[2]	$ 178
2,000	5.375%—11/15/2022	2,045
		2,223
	MPH Acquisition Holdings LLC
1,468	7.125%—06/01/2024[2]	1,461
	Polaris Intermediate Corp.
2,652	8.500%—12/01/2022[2]	2,556
	RegionalCare Hospital Partners Holdings Inc.
2,335	8.250%—05/01/2023[2]	2,482
	Regionalcare Hospital Partners Holdings Inc. / LifePoint Health Inc.
1,000	9.750%—12/01/2026[2]	1,004
	Team Health Holdings Inc.
1,395	6.375%—02/01/2025[2]	1,138
	Tenet Healthcare Corp.
1,575	4.375%—10/01/2021	1,581
861	4.500%—04/01/2021	867
820	4.625%—07/15/2024	806
2,473	6.000%—10/01/2020	2,563
1,995	6.250%—02/01/2027[2]	2,028
185	7.500%—01/01/2022[2]	193
500	8.125%—04/01/2022	524
		8,562
	Vizient Inc.
515	10.375%—03/01/2024[2]	559
	West Street Merger Sub Inc.
1,000	6.375%—09/01/2025[2]	910
		43,636
HEALTH CARE TECHNOLOGY—0.2%
	Change Healthcare Holdings LLC
1,470	5.750%—03/01/2025[2]	1,413
HOTELS, RESTAURANTS & LEISURE—4.2%
	Brinker International Inc.
2,500	3.875%—05/15/2023	2,369
500	5.000%—10/01/2024[2]	480
		2,849
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
457	5.375%—06/01/2024	462
	ESH Hospitality Inc.
2,500	5.250%—05/01/2025[2]	2,478
	Hilton Domestic Operating Co. Inc.
884	5.125%—05/01/2026[2]	893
	International Game Technology plc
1,000	6.250%—02/15/2022[2]	1,040
	IRB Holding Corp.
2,055	6.750%—02/15/2026[2]	1,927
	Landry's Inc.
575	6.750%—10/15/2024[2]	576
	Marriott Ownership Resorts Inc.
750	6.500%—09/15/2026[2]	762
	Merlin Entertainments plc
205	5.750%—06/15/2026[2]	210
	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer Inc.
895	5.750%—02/01/2027[2]	905
	MGM Resorts International
1,200	5.750%—06/15/2025	1,212

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
$630	6.625%—12/15/2021	$ 667
1,500	7.750%—03/15/2022	1,633
		3,512
	New Red Finance Inc.
1,375	4.625%—01/15/2022[2]	1,381
1,945	5.000%—10/15/2025[2]	1,882
		3,263
	Scientific Games International Inc.
1,200	6.625%—05/15/2021	1,194
	Stars Group Holdings BV / Stars Group US Co.-Borrower LLC
2,205	7.000%—07/15/2026[2]	2,244
	VICI Properties Inc.
2,100	8.000%—10/15/2023	2,278
	Viking Cruises Ltd.
1,600	5.875%—09/15/2027[2]	1,568
	VOC Escrow Ltd.
860	5.000%—02/15/2028[2]	841
		27,002
HOUSEHOLD DURABLES—0.9%
	Lennar Corp.
500	4.750%—04/01/2021	507
1,000	4.875%—12/15/2023	1,003
475	5.250%—06/01/2026	465
		1,975
	M/I Homes Inc.
1,205	5.625%—08/01/2025	1,109
	Toll Brothers Finance Corp.
710	4.350%—02/15/2028	650
	Tri Pointe Group Inc.
650	4.875%—07/01/2021	642
2,000	5.250%—06/01/2027	1,732
		2,374
		6,108
HOUSEHOLD PRODUCTS—1.5%
	Energizer Holdings Inc.
1,605	5.500%—06/15/2025[2]	1,525
550	7.750%—01/15/2027[2]	568
		2,093
	First Quality Finance Co. Inc.
2,925	4.625%—05/15/2021[2]	2,925
540	5.000%—07/01/2025[2]	522
		3,447
	Prestige Brands Inc.
1,500	5.375%—12/15/2021[2]	1,506
815	6.375%—03/01/2024[2]	815
		2,321
	Spectrum Brands Inc.
1,545	6.625%—11/15/2022	1,587
		9,448
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.6%
	AES Corp.
1,065	4.000%—03/15/2021	1,065
585	4.500%—03/15/2023	590
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—Continued
$1,000	5.500%—04/15/2025	$ 1,038
300	6.000%—05/15/2026	317
		3,010
	Calpine Corp.
505	5.250%—06/01/2026[2]	481
1,000	5.500%—02/01/2024	950
1,000	5.750%—01/15/2025	945
		2,376
	NRG Energy Inc.
550	5.750%—01/15/2028	558
2,850	6.250%—05/01/2024	2,961
		3,519
	Terraform Power Operating LLC
583	4.250%—01/31/2023[2]	573
1,020	5.000%—01/31/2028[2]	951
		1,524
		10,429
INSURANCE—0.3%
	Acrisure Finance Inc.
1,115	7.000%—11/15/2025[2]	976
	Acrisure LLC / Acrisure Finance Inc.
220	8.125%—02/15/2024[2]	224
	Hub International Ltd.
1,000	7.000%—05/01/2026[2]	972
		2,172
INTERACTIVE MEDIA & SERVICES—0.2%
	Match Group Inc.
1,545	6.375%—06/01/2024	1,620
IT SERVICES—1.1%
	First Data Corp.
2,515	5.375%—08/15/2023[2]	2,570
1,371	5.750%—01/15/2024[2]	1,414
		3,984
	Sabre GLBL Inc.
410	5.250%—11/15/2023[2]	418
	WEX Inc.
3,000	4.750%—02/01/2023[2]	2,970
		7,372
LEISURE PRODUCTS—0.4%
	NCL Corp. Ltd.
500	4.750%—12/15/2021[2]	505
	Wyndham Destinations Inc.
1,400	3.900%—03/01/2023	1,322
195	5.400%—04/01/2024	190
850	5.750%—04/01/2027	815
		2,327
		2,832
LIFE SCIENCES TOOLS & SERVICES—0.8%
	Eagle Holding Co. II LLC
2,208	7.625%—05/15/2022[2]	2,214
	inVentiv Group Holdings Inc.
968	7.500%—10/01/2024[2]	1,025
	IQVIA Inc.
1,750	4.875%—05/15/2023[2]	1,778

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
LIFE SCIENCES TOOLS & SERVICES—Continued
	Jaguar Holding Co. II
$290	6.375%—08/01/2023[2]	$ 289
		5,306
MACHINERY—0.5%
	Allison Transmission Inc.
1,200	4.750%—10/01/2027[2]	1,122
	CFX Escrow Corp.
275	6.000%—02/15/2024[2]	275
410	6.375%—02/15/2026[2]	410
		685
	EnPro Industries Inc.
1,455	5.750%—10/15/2026[2]	1,451
		3,258
MEDIA—12.4%
	Altice France SA
1,265	6.250%—05/15/2024[2]	1,245
2,500	7.375%—05/01/2026[2]	2,419
		3,664
	AMC Networks Inc.
4,000	4.750%—08/01/2025	3,875
	Block Communications Inc.
2,515	6.875%—02/15/2025[2]	2,590
	C&W Senior Financing DAC
1,170	7.500%—10/15/2026[2]	1,165
	Cable One Inc.
2,885	5.750%—06/15/2022[2]	2,939
	CBS Radio Inc.
1,350	7.250%—11/01/2024[2]	1,279
	CCO Holdings LLC
1,500	5.000%—02/01/2028[2]	1,429
1,000	5.125%—05/01/2027[2]	970
5,000	5.250%—03/15/2021-09/30/2022	5,060
2,000	5.875%—04/01/2024[2]	2,055
		9,514
	CSC Holdings LLC
2,000	5.125%—12/15/2021[2]	2,008
1,000	5.375%—02/01/2028[2]	964
1,360	6.500%—02/01/2029[2]	1,381
1,400	7.750%—07/15/2025[2]	1,470
4,090	10.875%—10/15/2025[2]	4,724
		10,547
	DISH DBS Corp.
263	5.000%—03/15/2023	230
1,766	5.875%—11/15/2024	1,470
3,945	7.750%—07/01/2026	3,407
		5,107
	EW Scripps Co.
1,850	5.125%—05/15/2025[2]	1,771
	Graham Holdings Co.
945	5.750%—06/01/2026[2]	980
	Gray Television Inc.
1,245	7.000%—05/15/2027[2]	1,297
	Lamar Media Corp.
500	5.000%—05/01/2023	506
725	5.750%—02/01/2026[2]	754
		1,260
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Mediacom Broadband LLC
$1,000	5.500%—04/15/2021	$ 1,001
	Midcontinent Finance Corp.
2,000	6.875%—08/15/2023[2]	2,070
	Nexstar Broadcasting Inc.
550	5.875%—11/15/2022	558
	Outfront Media Capital LLC
1,400	5.875%—03/15/2025	1,418
	Quebecor Media Inc.
600	5.750%—01/15/2023	621
	Radiate HoldCo LLC
1,730	6.625%—02/15/2025[2]	1,613
310	6.875%—02/15/2023[2]	300
		1,913
	Sable International Finance Ltd.
454	6.875%—08/01/2022[2]	472
	Sinclair Television Group Inc.
2,000	6.125%—10/01/2022	2,040
	Sirius XM Radio Inc.
1,849	5.000%—08/01/2027[2]	1,794
4,000	6.000%—07/15/2024[2]	4,170
		5,964
	TEGNA Inc.
750	6.375%—10/15/2023	765
	Telenet Finance Luxembourg Notes Sarl
2,800	5.500%—03/01/2028[2]	2,666
	Townsquare Media Inc.
2,235	6.500%—04/01/2023[2]	2,076
	Tribune Media Co.
3,000	5.875%—07/15/2022	3,064
	Univision Communications Inc.
1,000	5.125%—02/15/2025[2]	914
4	6.750%—09/15/2022[2]	4
		918
	UPCB Finance IV Ltd.
3,500	5.375%—01/15/2025[2]	3,378
	Virgin Media Finance plc
500	5.750%—01/15/2025[2]	495
1,225	6.000%—10/15/2024[2]	1,245
		1,740
	Virgin Media Secured Finance plc
880	5.250%—01/15/2021	888
250	5.500%—08/15/2026[2]	246
		1,134
	Ziggo Bond Finance BV
1,905	5.875%—01/15/2025[2]	1,806
1,000	6.000%—01/15/2027[2]	924
		2,730
		80,516
METALS & MINING—3.2%
	AK Steel Corp.
945	7.000%—03/15/2027	773
	Alcoa Nederland Holding BV
1,740	6.125%—05/15/2028[2]	1,766
	Alliance Resource Operating Partners
500	7.500%—05/01/2025[2]	521
	Commercial Metals Co.
1,475	5.375%—07/15/2027	1,364

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
METALS & MINING—Continued
	Constellium NV
$804	5.750%—05/15/2024[2]	$ 790
1,550	6.625%—03/01/2025[2]	1,546
		2,336
	FMG Resources August 2006 Pty Ltd.
1,365	4.750%—05/15/2022[2]	1,366
1,000	5.125%—03/15/2023[2]	993
		2,359
	Freeport-McMoRan Inc.
1,750	3.550%—03/01/2022	1,697
1,160	3.875%—03/15/2023	1,116
1,403	5.400%—11/14/2034	1,249
440	5.450%—03/15/2043	381
234	6.875%—02/15/2023	246
		4,689
	Grinding Media Inc.
1,000	7.375%—12/15/2023[2]	1,015
	Novelis Corp.
500	5.875%—09/30/2026[2]	485
1,770	6.250%—08/15/2024[2]	1,792
		2,277
	Steel Dynamics Inc.
1,800	5.125%—10/01/2021	1,816
	Teck Resources Ltd.
840	5.200%—03/01/2042	787
921	8.500%—06/01/2024[2]	995
		1,782
		20,698
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.5%
	Starwood Property Trust Inc.
1,385	3.625%—02/01/2021	1,369
2,000	5.000%—12/15/2021	2,025
		3,394
OIL, GAS & CONSUMABLE FUELS—9.8%
	Ascent Resources Utica Holdings LLC
975	10.000%—04/01/2022[2]	1,047
	Ascent Resources Utica Holdings LLC / Aru Finance Corp.
325	7.000%—11/01/2026[2]	315
	Baytex Energy Corp.
2,000	5.625%—06/01/2024[2]	1,810
	Berry Petroleum Co. LLC
715	7.000%—02/15/2026[2]	697
	Blue Racer Midstream LLC
765	6.125%—11/15/2022[2]	778
	Callon Petroleum Co.
1,080	6.375%—07/01/2026	1,088
	Cheniere Energy Partners LP
1,000	5.250%—10/01/2025	1,009
1,100	5.625%—10/01/2026[2]	1,105
		2,114
	Chesapeake Energy Corp.
3,000	8.000%—06/15/2027	2,890
	CNX Midstream Partners LP
1,190	6.500%—03/15/2026[2]	1,177
	Crownrock Finance Inc.
2,250	5.625%—10/15/2025[2]	2,168
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Energy Transfer Equity LP
$146	5.875%—01/15/2024	$ 156
	Enlink Midstream Partners LP
770	4.150%—06/01/2025	724
755	4.850%—07/15/2026	710
		1,434
	Extraction Oil & Gas Inc.
1,300	5.625%—02/01/2026[2]	1,073
1,085	7.375%—05/15/2024[2]	1,009
		2,082
	Genesis Energy LP
915	6.000%—05/15/2023	880
2,250	6.750%—08/01/2022	2,271
		3,151
	Global Partners LP
1,450	7.000%—06/15/2023	1,419
	Great Western Petroleum LLC
1,000	9.000%—09/30/2021[2]	898
	Gulfport Energy Corp.
1,000	6.000%—10/15/2024	945
1,205	6.375%—01/15/2026	1,124
		2,069
	Indigo Natural Resources LLC
2,000	6.875%—02/15/2026[2]	1,760
	Jagged Peak Energy LLC
790	5.875%—05/01/2026[2]	766
	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.
1,635	6.000%—08/01/2026[2]	1,627
	Matador Resources Co.
1,015	5.875%—09/15/2026	1,016
	Murphy Oil Corp.
1,900	5.875%—12/01/2042	1,591
	NGL Energy Partners LP
555	5.125%—07/15/2019	556
1,600	7.500%—11/01/2023	1,629
		2,185
	NGPL Pipeco LLC
555	4.375%—08/15/2022[2]	563
1,705	4.875%—08/15/2027[2]	1,694
		2,257
	Oasis Petroleum Inc.
2,365	6.875%—03/15/2022-01/15/2023	2,353
	Parkland Fuel Corp.
1,730	6.000%—04/01/2026[2]	1,661
	Parsley Energy LLC / Parsley Finance Corp.
200	5.625%—10/15/2027[2]	199
140	6.250%—06/01/2024[2]	144
		343
	PDC Energy Inc.
1,650	5.750%—05/15/2026	1,551
500	6.125%—09/15/2024	489
		2,040
	Range Resources Corp.
2,415	5.875%—07/01/2022	2,433
	Rockies Express Pipeline LLC
1,060	6.875%—04/15/2040[2]	1,140

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Rose Rock Midstream LP
$2,500	5.625%—07/15/2022	$ 2,388
	Sanchez Energy Corp.
200	6.125%—01/15/2023	36
7,000	7.750%—06/15/2021	1,400
		1,436
	SM Energy Co.
262	6.125%—11/15/2022	264
390	6.625%—01/15/2027	384
		648
	Southwestern Energy Co.
1,025	7.500%—04/01/2026	1,061
	Summit Midstream Holdings LLC
2,150	5.750%—04/15/2025	2,026
	Sunoco LP / Sunoco Finance Corp.
2,165	4.875%—01/15/2023	2,138
	Tallgrass Energy Finance Corp.
785	4.750%—10/01/2023[2]	786
2,409	5.500%—09/15/2024-01/15/2028[2]	2,381
		3,167
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
660	5.000%—01/15/2028	624
550	6.500%—07/15/2027[2]	568
670	6.875%—01/15/2029[2]	699
		1,891
	Wildhorse Resource Development Corp.
2,175	6.875%—02/01/2025	2,213
		63,433
PHARMACEUTICALS—2.2%
	Bausch Health Cos. Inc.
455	5.500%—03/01/2023[2]	445
1,789	5.625%—12/01/2021[2]	1,792
2,250	6.125%—04/15/2025[2]	2,132
1,950	7.000%—03/15/2024[2]	2,051
920	8.500%—01/31/2027[2]	964
		7,384
	Catalent Pharma Solutions Inc.
317	4.875%—01/15/2026[2]	309
	Endo Finance LLC
500	7.250%—01/15/2022[2]	474
	Mallinckrodt International Finance SA
725	4.750%—04/15/2023	560
300	5.750%—08/01/2022[2]	274
		834
	Teva Pharmaceutical Finance Netherlands III BV
1,600	2.200%—07/21/2021	1,513
1,825	6.000%—04/15/2024	1,858
		3,371
	Valeant Pharmaceuticals International Inc.
2,000	6.500%—03/15/2022[2]	2,072
		14,444
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PROFESSIONAL SERVICES—0.8%
	Nielsen Finance LLC.
$1,000	4.500%—10/01/2020	$ 1,000
2,725	5.000%—04/15/2022[2]	2,735
		3,735
	Tempo Acquisition LLC
1,420	6.750%—06/01/2025[2]	1,409
		5,144
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
	Greystar Real Estate Partners LLC
948	5.750%—12/01/2025[2]	947
	Newmark Group Inc.
1,540	6.125%—11/15/2023[2]	1,538
	Realogy Group LLC
1,000	4.875%—06/01/2023[2]	912
1,000	5.250%—12/01/2021[2]	1,001
		1,913
		4,398
ROAD & RAIL—0.4%
	Avis Budget Car Rental LLC
1,000	5.500%—04/01/2023	999
	Herc Rentals Inc.
1,448	7.500%—06/01/2022[2]	1,522
		2,521
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.4%
	Advanced Micro Devices Inc.
1,250	7.000%—07/01/2024	1,310
	Entegris Inc.
1,528	4.625%—02/10/2026[2]	1,490
		2,800
SOFTWARE—1.9%
	ACI Worldwide Inc.
1,086	5.750%—08/15/2026[2]	1,119
	CDK Global Inc.
500	3.800%—10/15/2019	500
1,575	4.875%—06/01/2027	1,536
		2,036
	Infor Software Parent LLC
1,917	7.125%—05/01/2021[2]	1,939
	Informatica LLC
1,500	7.125%—07/15/2023[2]	1,511
	Nuance Communications Inc.
19	5.375%—08/15/2020[2]	19
3,000	6.000%—07/01/2024	3,041
		3,060
	Open Text Corp.
830	5.625%—01/15/2023[2]	852
	Symantec Corp.
2,025	5.000%—04/15/2025[2]	2,021
		12,538
SPECIALTY RETAIL—1.0%
	L Brands Inc.
690	5.250%—02/01/2028	607
500	5.625%—02/15/2022	511
480	6.875%—11/01/2035	414
		1,532

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
	Party City Holdings Inc.
$390	6.125%—08/15/2023[2]	$ 396
1,321	6.625%—08/01/2026[2]	1,304
		1,700
	Penske Automotive Group Inc.
1,554	5.750%—10/01/2022	1,585
	PetSmart Inc.
2,100	5.875%—06/01/2025[2]	1,660
		6,477
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.9%
	Diamond 1 Finance Corp.
2,000	5.875%—06/15/2021[2]	2,037
850	7.125%—06/15/2024[2]	897
		2,934
	EMC Corp.
345	2.650%—06/01/2020	340
	NCR Corp.
2,820	5.875%—12/15/2021	2,841
		6,115
THRIFTS & MORTGAGE FINANCE—1.2%
	Nationstar Mortgage Holdings Inc.
480	8.125%—07/15/2023[2]	487
	Nationstar Mortgage LLC
3,750	6.500%—07/01/2021	3,750
	Quicken Loans Inc.
3,400	5.250%—01/15/2028[2]	3,103
750	5.750%—05/01/2025[2]	727
		3,830
		8,067
TRADING COMPANIES & DISTRIBUTORS—0.5%
	United Rentals North America Inc.
495	4.625%—10/15/2025	476
1,000	4.875%—01/15/2028	952
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
$250	5.500%—05/15/2027	$ 247
1,500	5.750%—11/15/2024	1,543
		3,218
WIRELESS TELECOMMUNICATION SERVICES—2.8%
	Sprint Capital Corp.
1,945	6.875%—11/15/2028	1,938
2,870	8.750%—03/15/2032	3,157
		5,095
	Sprint Communications Inc.
2,400	6.000%—11/15/2022	2,437
	Sprint Corp.
1,505	7.125%—06/15/2024	1,550
1,250	7.250%—09/15/2021	1,316
700	7.875%—09/15/2023	745
		3,611
	T-Mobile USA Inc.
600	4.000%—04/15/2022	596
500	4.500%—02/01/2026	489
1,380	4.750%—02/01/2028	1,328
850	5.125%—04/15/2025	862
1,300	6.000%—03/01/2023-04/15/2024	1,336
2,500	6.500%—01/15/2024-01/15/2026	2,616
		7,227
		18,370
TOTAL CORPORATE BONDS & NOTES
(Cost $628,326)		613,675
TOTAL INVESTMENTS—97.8%
(Cost $650,641)		635,412
CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		14,491
TOTAL NET ASSETS—100.0%		$649,903

FAIR VALUE MEASUREMENTS
All investments at January 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments at January 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Variable rate security; the stated rate represents the rate in effect at January 31, 2019.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2019, the aggregate value of these securities was $313,140 or 48% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Opportunities Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—0.2%
(Cost $117)
Principal Amount		Value
AIRLINES—0.2%
	US Airways Pass-Through Trust
	Series 2012-2 Cl. B
$108	6.750%—12/03/2022	$ 113

CORPORATE BONDS & NOTES—95.3%
AEROSPACE & DEFENSE—2.6%
	Arconic Inc.
250	5.125%—10/01/2024	252
100	5.900%—02/01/2027	101
		353
	BBA US Holdings Inc.
350	5.375%—05/01/2026[1]	351
	Bombardier Inc.
700	6.000%—10/15/2022[1]	678
	TransDigm Inc.
150	6.000%—07/15/2022	151
100	6.250%—03/15/2026[1]	102
250	6.375%—06/15/2026	242
		495
		1,877
AUTO COMPONENTS—0.5%
	KGA Escrow LLC
375	7.500%—08/15/2023[1]	380
AUTOMOBILES—1.1%
	Aston Martin Capital Holdings Ltd.
300	6.500%—04/15/2022[1]	296
	Jaguar Land Rover Automotive plc
200	4.500%—10/01/2027[1]	149
	McLaren Finance plc
350	5.750%—08/01/2022[1]	327
		772
BANKS—1.6%
	CIT Group Inc.
200	5.000%—08/01/2023	205
	Intesa Sanpaolo SpA Medium Term Note
200	5.017%—06/26/2024[1]	184
	Oxford Finance LLC
500	6.375%—12/15/2022[1]	507
	Unicredit SpA
250	5.861% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 3.650) 06/19/2032[1,2]	224
		1,120
BEVERAGES—0.3%
	Cott Holdings Inc.
250	5.500%—04/01/2025[1]	248
BUILDING PRODUCTS—0.3%
	Standard Industries Inc.
250	5.375%—11/15/2024[1]	250
CAPITAL MARKETS—1.5%
	Icahn Enterprises Finance Corp.
200	5.875%—02/01/2022	202
350	6.250%—02/01/2022	360
		562
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
	Jefferies Finance LLC / JFIN Co.-Issuer Corp.
$250	6.875%—04/15/2022[1]	$ 248
	LPL Holdings Inc.
300	5.750%—09/15/2025[1]	296
		1,106
CHEMICALS—1.7%
	Avantor Inc.
250	6.000%—10/01/2024[1]	256
	CF Industries Inc.
350	5.150%—03/15/2034	328
	INEOS Group Holdings SA
250	5.625%—08/01/2024[1]	241
	NOVA Chemicals Corp.
125	4.875%—06/01/2024[1]	119
325	5.250%—06/01/2027[1]	298
		417
		1,242
COMMERCIAL SERVICES & SUPPLIES—0.4%
	ADT Security Corp.
50	4.125%—06/15/2023	48
	Prime Security Services Borrower LLC
221	9.250%—05/15/2023[1]	234
		282
COMMUNICATIONS EQUIPMENT—0.7%
	Plantronics Inc.
400	5.500%—05/31/2023[1]	389
	Riverbed Technology Inc.
200	8.875%—03/01/2023[1]	147
		536
CONSTRUCTION MATERIALS—0.5%
	Cemex SAB de CV
325	7.750%—04/16/2026[1]	352
CONSUMER FINANCE—4.4%
	Ally Financial Inc.
150	4.625%—05/19/2022	153
300	5.125%—09/30/2024	313
		466
	Credit Acceptance Corp.
550	7.375%—03/15/2023	566
	GE Capital International Funding Co. Unlimited Co.
250	3.373%—11/15/2025	239
	Goeasy Ltd.
750	7.875%—11/01/2022[1]	787
	Navient Corp. Medium Term Note
300	6.125%—03/25/2024	289
150	7.250%—01/25/2022	156
		445
	Springleaf Finance Corp.
500	5.625%—03/15/2023	494
150	6.875%—03/15/2025	144
		638
		3,141
CONTAINERS & PACKAGING—2.0%
	ARD Securities Finance SA
150	8.750%—01/31/2023[1]	132

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONTAINERS & PACKAGING—Continued
	Ardagh Packaging Finance plc
$425	7.250%—05/15/2024[1]	$ 442
	Ball Corp.
100	4.875%—03/15/2026	103
200	5.250%—07/01/2025	210
		313
	BWAY Holding Co.
250	5.500%—04/15/2024[1]	245
	Reynolds Group Issuer Inc.
325	5.125%—07/15/2023[1]	326
		1,458
DIVERSIFIED CONSUMER SERVICES—0.3%
	Laureate Education Inc.
200	8.250%—05/01/2025[1]	218
DIVERSIFIED FINANCIAL SERVICES—2.0%
	Clearway Energy Operating LLC
300	5.375%—08/15/2024	280
	Crownrock Finance Inc.
225	5.625%—10/15/2025[1]	217
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
200	5.250%—06/01/2026[1]	203
	New Red Finance Inc.
300	5.000%—10/15/2025[1]	290
	UPCB Finance IV Ltd.
500	5.375%—01/15/2025[1]	482
		1,472
DIVERSIFIED TELECOMMUNICATION SERVICES—7.9%
	Altice Financing SA
250	6.625%—02/15/2023[1]	252
	Altice France SA
100	6.250%—05/15/2024[1]	98
325	7.375%—05/01/2026[1]	315
		413
	Altice Luxembourg SA
325	7.750%—05/15/2022[1]	316
	CenturyLink Inc.
375	7.500%—04/01/2024	381
	CSC Holdings LLC
775	5.500%—05/15/2026-04/15/2027[1]	762
	Frontier Communications Corp.
250	8.500%—04/01/2026[1]	227
150	10.500%—09/15/2022	108
550	11.000%—09/15/2025	357
		692
	Hughes Satellite Systems Corp.
550	5.250%—08/01/2026	529
	Level 3 Financing Inc.
675	5.375%—01/15/2024	673
	Qwest Corp.
325	6.875%—09/15/2033	307
	Sable International Finance Ltd.
200	6.875%—08/01/2022[1]	208
	Telecom Italia SpA
200	5.303%—05/30/2024[1]	191
	Videotron Ltd.
350	5.125%—04/15/2027[1]	352
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	Virgin Media Secured Finance plc
$500	5.500%—08/15/2026[1]	$ 492
	Windstream Corp.
150	7.750%—10/15/2020	110
		5,678
ELECTRIC UTILITIES—0.6%
	Vistra Operations Co. LLC
400	5.625%—02/15/2027[1]	404
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
	Ingram Micro Inc.
500	5.450%—12/15/2024	489
ENERGY EQUIPMENT & SERVICES—2.0%
	Archrock Partners LP
250	6.000%—04/01/2021	248
	Diamond Offshore Drilling Inc.
250	4.875%—11/01/2043	156
	Ensco plc
175	5.750%—10/01/2044	115
	Oceaneering International Inc.
250	4.650%—11/15/2024	214
	Pioneer Energy Services Corp.
125	6.125%—03/15/2022	78
	SESI LLC
150	7.125%—12/15/2021	134
	Transocean Inc.
48	9.000%—07/15/2023[1]	50
	USA Compression Partners LP / USA Compression Finance Corp.
150	6.875%—04/01/2026	151
	Weatherford International Ltd.
375	4.500%—04/15/2022	240
50	8.250%—06/15/2023	32
		272
		1,418
ENTERTAINMENT—0.7%
	NetFlix Inc.
475	5.875%—11/15/2028[1]	483
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.9%
	Equinix Inc.
300	5.375%—05/15/2027	301
	MPT Operating Partnership LP
250	5.000%—10/15/2027	244
100	5.250%—08/01/2026	101
		345
		646
FOOD PRODUCTS—0.6%
	Dean Foods Co.
175	6.500%—03/15/2023[1]	137
	Post Holdings Inc.
300	5.000%—08/15/2026[1]	285
		422
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
	DJO Finance LLC / DJO Finance Corp.
200	10.750%—04/15/2020	201

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—8.8%
	Centene Corp.
$600	4.750%—01/15/2025	$ 610
	Community Health Systems Inc.
275	5.125%—08/01/2021	266
100	6.250%—03/31/2023	96
525	8.000%—11/15/2019	509
		871
	DaVita Inc.
250	5.125%—07/15/2024	247
	Encompass Health Group
700	5.750%—11/01/2024	710
	HCA Inc.
100	4.750%—05/01/2023	103
250	5.000%—03/15/2024	261
500	5.250%—06/15/2026	528
700	5.375%—02/01/2025-09/01/2026	721
75	5.875%—05/01/2023	80
		1,693
	RegionalCare Hospital Partners Holdings Inc.
250	8.250%—05/01/2023[1]	266
	Select Medical Corp.
400	6.375%—06/01/2021	404
	Tenet Healthcare Corp.
200	4.625%—07/15/2024	197
75	6.250%—02/01/2027[1]	76
400	6.750%—06/15/2023	394
150	7.500%—01/01/2022[1]	156
100	8.125%—04/01/2022	105
		928
	Universal Hospital Services Inc.
350	7.625%—08/15/2020	350
	Wellcare Health Plans Inc.
250	5.375%—08/15/2026[1]	256
		6,335
HOTELS, RESTAURANTS & LEISURE—6.0%
	Aramark Services Inc.
250	5.000%—02/01/2028[1]	245
	International Game Technology plc
250	6.500%—02/15/2025[1]	261
	Melco Resorts Finance Ltd.
300	4.875%—06/06/2025[1]	283
	MGM Resorts International
500	5.750%—06/15/2025	505
	PF Chang's China Bistro Inc.
300	10.250%—06/30/2020[1]	301
	Sabre GLBL Inc.
125	5.250%—11/15/2023[1]	128
525	5.375%—04/15/2023[1]	534
		662
	Scientific Games International Inc.
450	10.000%—12/01/2022	475
	Silversea Cruise Finance Ltd.
500	7.250%—02/01/2025[1]	538
	Studio City Finance Ltd.
250	8.500%—12/01/2020[1]	250
	Viking Cruises Ltd.
375	5.875%—09/15/2027[1]	368
250	6.250%—05/15/2025[1]	251
		619
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Wynn Las Vegas LLC
$200	5.500%—03/01/2025[1]	$ 194
		4,333
HOUSEHOLD DURABLES—1.4%
	M/I Homes Inc.
150	5.625%—08/01/2025	138
	Taylor Morrison Communities Inc.
200	6.625%—05/15/2022	204
	Tempur Sealy International Inc.
650	5.625%—10/15/2023	647
		989
HOUSEHOLD PRODUCTS—0.6%
	Kronos Acquisition Holdings Inc.
550	9.000%—08/15/2023[1]	467
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—2.4%
	Calpine Corp.
125	5.875%—01/15/2024[1]	126
200	6.000%—01/15/2022[1]	202
		328
	NRG Energy Inc.
350	7.250%—05/15/2026	379
	Talen Energy Supply LLC
650	9.500%—07/15/2022[1]	666
	Vistra Energy Corp.
350	5.875%—06/01/2023	360
		1,733
INSURANCE—0.2%
	Acrisure LLC / Acrisure Finance Inc.
175	8.125%—02/15/2024[1]	178
INTERACTIVE MEDIA & SERVICES—0.5%
	Match Group Inc.
350	6.375%—06/01/2024	367
INTERNET & DIRECT MARKETING RETAIL—0.6%
	Travelport Corporate Finance plc
450	6.000%—03/15/2026[1]	463
INTERNET SERVICES & INFRASTRUCTURE—1.4%
	EIG Investors Corp.
400	10.875%—02/01/2024	423
	J2 Cloud Services LLC
550	6.000%—07/15/2025[1]	553
		976
IT SERVICES—1.4%
	First Data Corp.
350	5.000%—01/15/2024[1]	359
250	5.750%—01/15/2024[1]	258
		617
	Rackspace Hosting Inc.
475	8.625%—11/15/2024[1]	399
		1,016
MEDIA—9.2%
	AMC Networks Inc.
500	5.000%—04/01/2024	497

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Block Communications Inc.
$750	6.875%—02/15/2025[1]	$ 773
	Cablevision Systems Corp.
175	5.875%—09/15/2022	176
	CCO Holdings LLC
675	5.500%—05/01/2026[1]	675
150	5.750%—01/15/2024	153
400	5.875%—04/01/2024[1]	411
		1,239
	Clear Channel Worldwide Holdings Inc.
350	6.500%—11/15/2022	360
	DISH DBS Corp.
175	5.000%—03/15/2023	153
300	5.875%—11/15/2024	249
200	7.750%—07/01/2026	173
		575
	Intelsat Jackson Holdings SA
100	5.500%—08/01/2023	91
350	8.500%—10/15/2024[1]	355
125	9.750%—07/15/2025[1]	131
		577
	Lamar Media Corp.
400	5.750%—02/01/2026	416
	Nexstar Escrow Corp.
250	5.625%—08/01/2024[1]	243
	Salem Media Group Inc.
525	6.750%—06/01/2024[1]	475
	Sinclair Television Group Inc.
250	5.625%—08/01/2024[1]	243
	Sirius XM Radio Inc.
775	6.000%—07/15/2024[1]	808
	TEGNA Inc.
250	6.375%—10/15/2023	255
		6,637
METALS & MINING—1.4%
	Alcoa Nederland Holding BV
200	6.750%—09/30/2024[1]	209
	Freeport-McMoRan Inc.
300	4.550%—11/14/2024	289
	Grinding Media Inc.
450	7.375%—12/15/2023[1]	457
	Teck Resources Ltd.
50	6.250%—07/15/2041	52
		1,007
OIL, GAS & CONSUMABLE FUELS—10.6%
	Ascent Resources Utica Holdings LLC / ARU Finance Corp.
225	7.000%—11/01/2026[1]	218
125	10.000%—04/01/2022[1]	134
		352
	Berry Petroleum Co. LLC
175	7.000%—02/15/2026[1]	171
	Calfrac Holdings LP
250	8.500%—06/15/2026[1]	189
	California Resources Corp.
250	8.000%—12/15/2022[1]	201
	Cheniere Energy Partners LP
250	5.250%—10/01/2025	252
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Chesapeake Energy Corp.
$300	8.000%—01/15/2025-06/15/2027	$ 296
	Citgo Holding Inc.
325	10.750%—02/15/2020[1]	331
	Crestwood Midstream Partners LP
350	6.250%—04/01/2023	355
	DCP Midstream Operating LP
150	5.375%—07/15/2025	153
	Energy Transfer Equity LP
175	5.875%—01/15/2024	187
	Enlink Midstream Partners LP
200	4.150%—06/01/2025	188
	Everest Acquisition Finance Inc.
275	9.375%—05/01/2020	220
	Gulfport Energy Corp.
250	6.375%—01/15/2026	233
	Hilcorp Finance Co.
250	5.000%—12/01/2024[1]	239
	Jones Energy Holdings LLC
300	6.750%—04/01/2022	36
	Murphy Oil Corp.
200	5.750%—08/15/2025	201
500	6.875%—08/15/2024	524
		725
	Murphy Oil USA Inc.
350	5.625%—05/01/2027	346
350	6.000%—08/15/2023	357
		703
	Nabors Industries Inc.
150	5.500%—01/15/2023	136
	Newfield Exploration Co.
400	5.375%—01/01/2026	412
	Noble Holding International Ltd.
136	7.750%—01/15/2024	115
	Oasis Petroleum Inc.
237	6.875%—03/15/2022	237
	QEP Resources Inc.
125	5.625%—03/01/2026	121
	Rose Rock Midstream LP
400	5.625%—07/15/2022	382
	Sanchez Energy Corp.
500	6.125%—01/15/2023	90
150	7.750%—06/15/2021	30
		120
	Sunoco LP / Sunoco Finance Corp.
600	4.875%—01/15/2023	592
	Targa Resources Partners Finance Corp.
225	6.750%—03/15/2024	235
	Welltec A/S
500	9.500%—12/01/2022[1]	484
		7,665
PERSONAL PRODUCTS—0.4%
	HLF Financing Sarl LLC / Herbalife International Inc.
250	7.250%—08/15/2026[1]	254
PHARMACEUTICALS—3.6%
	Bausch Health Cos. Inc.
350	5.500%—03/01/2023[1]	342

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PHARMACEUTICALS—Continued
$600	7.000%—03/15/2024[1]	$ 631
325	9.250%—04/01/2026[1]	351
		1,324
	Endo Finance LLC
175	5.875%—10/15/2024[1]	172
100	7.250%—01/15/2022[1]	95
		267
	Horizon Pharma Inc.
300	6.625%—05/01/2023	300
	Mallinckrodt International Finance SA
275	5.625%—10/15/2023[1]	234
	Prestige Brands Inc.
200	6.375%—03/01/2024[1]	200
	Teva Pharmaceutical Finance Netherlands III BV
325	3.150%—10/01/2026	270
		2,595
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
	Newmark Group Inc.
250	6.125%—11/15/2023[1]	250
ROAD & RAIL—1.0%
	Hertz Corp.
375	5.875%—10/15/2020	373
375	7.625%—06/01/2022[1]	374
		747
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
	Advanced Micro Devices Inc.
325	7.000%—07/01/2024	341
SOFTWARE—2.2%
	Infor Software Parent LLC
550	7.125%—05/01/2021[1]	556
	Open Text Corp.
500	5.875%—06/01/2026[1]	518
	Solera LLC
500	10.500%—03/01/2024[1]	545
		1,619
SPECIALTY RETAIL—0.8%
	Asbury Automotive Group Inc.
100	6.000%—12/15/2024	101
	Carvana Co.
225	8.875%—10/01/2023[1]	217
	Neiman Marcus Group Ltd. LLC
270	8.000%—10/15/2021[1]	123
	PetSmart Inc.
100	5.875%—06/01/2025[1]	79
100	7.125%—03/15/2023[1]	63
		142
		583
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.4%
	Diamond 1 Finance Corp.
250	7.125%—06/15/2024[1]	264
	EMC Corp.
400	3.375%—06/01/2023	380
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
	Seagate HDD Cayman
$200	4.750%—06/01/2023	$ 198
	Xerox Corp.
200	3.625%—03/15/2023	191
		1,033
TEXTILES, APPAREL & LUXURY GOODS—0.3%
	Hanesbrands Inc.
200	4.625%—05/15/2024[1]	197
TOBACCO—0.6%
	Vector Group Ltd.
500	6.125%—02/01/2025[1]	441
TRADING COMPANIES & DISTRIBUTORS—1.8%
	Ashtead Capital Inc.
175	5.250%—08/01/2026[1]	178
	Fly Leasing Ltd.
300	6.375%—10/15/2021	302
	Fortress Transportation & Infrastructure Investors LLC
350	6.500%—10/01/2025[1]	337
	United Rentals North America Inc.
500	5.750%—11/15/2024	514
		1,331
TRANSPORTATION INFRASTRUCTURE—1.3%
	DAE Funding LLC
425	5.000%—08/01/2024[1]	419
	Park Aerospace Holdings Co.
500	5.250%—08/15/2022[1]	509
		928
WIRELESS TELECOMMUNICATION SERVICES—3.0%
	C&W Senior Financing Designated Activity Company
200	7.500%—10/15/2026[1]	199
	Sprint Capital Corp.
200	6.875%—11/15/2028	199
	Sprint Corp.
800	7.125%—06/15/2024	824
400	7.875%—09/15/2023	426
		1,250
	T-Mobile USA Inc.
175	5.375%—04/15/2027	177
350	6.375%—03/01/2025	364
		541
		2,189
TOTAL CORPORATE BONDS & NOTES
(Cost $70,958)		68,869
TOTAL INVESTMENTS—95.5%
(Cost $71,075)		68,982
CASH AND OTHER ASSETS, LESS LIABILITIES—4.5%		3,240
TOTAL NET ASSETS—100.0%		$72,222

Harbor High-Yield Opportunities Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at January 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments at January 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2019, the aggregate value of these securities was $36,263 or 50% of net assets.
2	Variable rate security; the stated rate represents the rate in effect at January 31, 2019.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Core Bond Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—10.0%
Principal Amount		Value
	Air Canada Pass-Through Trust
	Series 2015-1 Cl. A
$345	3.600%—09/15/2028[1]	$ 335
	American Airlines Pass-Through Trust
	Series 2015-1 Cl. A
596	3.375%—11/01/2028	571
102	4.950%—07/15/2024	104
		675
	CNH Equipment Trust
	Series 2018-A Cl. A3
590	3.120%—07/17/2023	593
	Series 2018-B Cl. A3
271	3.190%—11/15/2023	273
		866
	DB Master Finance LLC
	Series 2017-1A Cl. A2I
248	3.629%—11/20/2047[1]	240
	Delta Air Lines Pass-Through Trust
	Series 2015-1 Cl. AA
306	3.625%—01/30/2029	304
	DLL Securitization Trust
	Series 2017-A Cl. A3
253	2.140%—12/15/2021[1]	251
	Domino's Pizza Master Issuer LLC
	Series 2017-1A Cl. A2I
246	4.021% (3 Month USD Libor + 1.250) 04/25/2022[1,2]	246
	Ford Credit Floorplan Master Owner Trust
	Series 2016-5 Cl. A1
492	1.950%—11/15/2021	488
	GMF Floorplan Owner Revolving Trust
	Series 2017-1 Cl. A1
1,194	2.220%—01/18/2022[1]	1,187
	Store Master Funding LLC
346	3.960%—10/20/2048[1]	356
	United Airlines Pass-Through Trust
	Series 2014-1 Cl. A
874	4.000%—10/11/2027	869
	Verizon Owner Trust
	Series 2018-A Cl. A1A
501	3.230%—04/20/2023	505
	Wheels SPV LLC
	Series 2017-1A Cl. A2
200	3.060%—04/20/2027[1]	200
	World Omni Auto Receivables Trust
	Series 2017-B Cl. A3
500	1.950%—02/15/2023	492
	Series 2019-A Cl. A3
273	3.040%—05/15/2024	274
	Series 2018-D Cl. A3
750	3.330%—04/15/2024	760
		1,526
TOTAL ASSET-BACKED SECURITIES
(Cost $8,049)		8,048

COLLATERALIZED MORTGAGE OBLIGATIONS—7.1%
	Citigroup Commercial Mortgage Trust
	Series 2014-GC21 Cl. A2
787	3.575%—05/10/2047	801
	Commercial Mortgage Pass-Through Certificates
	Series 2014-CR14 Cl. A2
224	3.147%—02/10/2047	224
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Series 2014-CR21 Cl. A3
$262	3.528%—12/10/2047	$ 266
		490
	DBGS Mortgage Trust
	Series 2018-C1 Cl. A4
274	4.466%—10/15/2051	294
	Flagstar Mortgage Trust
	Series 2018-1 Cl. A5
230	3.500%—03/25/2048[1,2]	229
	GS Mortgage Securities Trust
	Series 2012-GCJ7 Cl. A4
458	3.377%—05/10/2045	461
	Invitation Homes Trust
	Series 2018-SFR1 Cl. A
122	3.208%—03/17/2037[1,3]	120
	JPMBB Commercial Mortgage Securities Trust
	Series 2015-C32 Cl. A2
511	2.816%—11/15/2048	509
	Series 2013-C14 Cl. A2
190	3.019%—08/15/2046	190
		699
	JPMorgan Mortgage Trust
	Series 2016-4 Cl. A5
230	3.500%—10/25/2046[1,2]	230
	Series 2018-4 Cl. A5
402	3.500%—10/25/2048[1,2]	401
	Series 2018-6 Cl. 1A4
354	3.500%—12/25/2048	353
		984
	Progress Residential Trust
	Series 2018-SFR3 Cl. A
433	3.880%—10/17/2035[1]	438
	UBS Commercial Mortgage Trust
	Series 2018-C10 Cl. A4
543	4.313%—05/15/2051	575
	WF RBS Commercial Mortgage Trust
	Series 2012-C10 Cl. A3
244	2.875%—12/15/2045	241
	Series 2011-C4 Cl. A4
400	4.902%—06/15/2044[1,2]	416
		657
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,712)		5,748

CORPORATE BONDS & NOTES—28.0%
AEROSPACE & DEFENSE—0.7%
	BAE Systems Holdings Inc.
300	3.800%—10/07/2024[1]	302
	Lockheed Martin Corp.
225	4.700%—05/15/2046	248
		550
AUTOMOBILES—0.7%
	Daimler Finance North America LLC
300	2.200%—05/05/2020[1]	297
	Volkswagen Group of America Finance LLC
240	4.625%—11/13/2025[1]	243
		540

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BANKS—2.6%
	Bank of America Corp. Medium Term Note
$406	3.500%—04/19/2026	$ 403
	Citigroup Inc.
404	3.400%—05/01/2026	395
235	4.650%—07/23/2048	248
		643
	JPMorgan Chase & Co.
300	3.200%—01/25/2023	302
476	4.203%—07/23/2029[2]	488
		790
	PNC Bank NA
250	3.500%—06/08/2023	254
		2,090
BEVERAGES—0.7%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.
589	4.900%—02/01/2046[1]	560
BIOTECHNOLOGY—1.0%
	AbbVie Inc.
400	2.500%—05/14/2020	398
	Celgene Corp.
400	2.875%—08/15/2020	399
		797
CAPITAL MARKETS—3.7%
	Apollo Management Holdings LP
250	4.000%—05/30/2024[1]	248
	Goldman Sachs Group Inc.
420	5.750%—01/24/2022	451
	KKR Group Finance Co. II LLC
456	5.500%—02/01/2043[1]	478
	Macquarie Group Ltd.
165	3.189%—11/28/2023[1,2]	160
	Macquarie Group Ltd. Medium Term Note
250	4.150%—03/27/2024[1,2]	251
	Moody's Corp.
407	3.250%—06/07/2021	408
	Morgan Stanley Medium Term Note
450	3.875%—01/27/2026	453
259	4.300%—01/27/2045	258
		711
	UBS Group Funding Switzerland AG
300	4.125%—04/15/2026[1]	302
		3,009
COMMUNICATIONS EQUIPMENT—0.5%
	Juniper Networks Inc.
400	4.500%—03/15/2024	404
CONSUMER FINANCE—2.8%
	American Express Co.
250	3.375%—05/17/2021	252
150	3.400%—02/27/2023	151
		403
	Capital One Financial Corp.
410	3.200%—01/30/2023	404
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONSUMER FINANCE—Continued
	GE Capital International Funding Co. Unlimited Co.
$415	2.342%—11/15/2020	$ 405
375	4.418%—11/15/2035	336
		741
	General Motors Financial Co. Inc.
344	4.150%—06/19/2023	340
	Nissan Motor Acceptance Corp. Medium Term Note
400	2.150%—09/28/2020[1]	391
		2,279
DIVERSIFIED FINANCIAL SERVICES—0.6%
	Siemens Financieringsmaatschappij NV
300	2.150%—05/27/2020[1]	297
	Voya Financial Inc.
200	3.125%—07/15/2024	191
		488
DIVERSIFIED TELECOMMUNICATION SERVICES—1.5%
	AT&T Inc.
305	3.400%—05/15/2025	298
664	3.956% (3 Month USD Libor + 1.180) 06/12/2024[2]	658
		956
	Verizon Communications Inc.
247	4.522%—09/15/2048	242
		1,198
ELECTRIC UTILITIES—2.9%
	Berkshire Hathaway Energy Co.
525	6.125%—04/01/2036	641
	Duke Energy Corp.
475	3.750%—04/15/2024	483
	Eversource Energy
260	2.750%—03/15/2022	257
	Exelon Corp.
223	5.100%—06/15/2045	237
	Southern Co.
430	3.250%—07/01/2026	411
	Virginia Electric & Power Co.
305	3.150%—01/15/2026	300
		2,329
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.9%
	Boston Properties LP
468	4.500%—12/01/2028	484
	Digital Realty Trust LP
500	3.700%—08/15/2027	481
	Ventas Realty LP
250	4.125%—01/15/2026	251
	WEA Finance LLC / Westfield UK & Europe Finance plc
350	2.700%—09/17/2019[1]	349
		1,565
HEALTH CARE PROVIDERS & SERVICES—1.9%
	CVS Pass-Through Trust
548	8.353%—07/10/2031[1]	667
	Express Scripts Holding Co.
495	3.400%—03/01/2027	476
	UnitedHealth Group Inc.
397	3.500%—02/15/2024	404
		1,547

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INDUSTRIAL CONGLOMERATES—0.2%
	General Electric Co. Medium Term Note
$172	4.625%—01/07/2021	$ 175
INSURANCE—0.9%
	American International Group Inc.
465	4.125%—02/15/2024	476
	Five Corners Funding Trust
250	4.419%—11/15/2023[1]	260
		736
MEDIA—2.0%
	Charter Communications Operating LLC / Charter Communications Operating Capital
525	6.384%—10/23/2035	562
	Comcast Cable Communications Holdings Inc.
200	9.455%—11/15/2022	245
	Comcast Corp.
470	3.000%—02/01/2024	467
	COX Communications Inc.
300	2.950%—06/30/2023[1]	292
		1,566
OIL, GAS & CONSUMABLE FUELS—1.3%
	Anadarko Petroleum Corp.
1,000	0.000%—10/10/2036[4]	428
	Concho Resources Inc.
155	4.300%—08/15/2028	157
	Kinder Morgan Energy Partners LP
250	4.150%—02/01/2024	255
	Sunoco Logistics Partners Operations LP
210	3.900%—07/15/2026	200
		1,040
ROAD & RAIL—1.0%
	Norfolk Southern Corp.
310	4.837%—10/01/2041	323
	Penske Truck Leasing Co. LP / PTL Finance Corp.
500	3.900%—02/01/2024[1]	496
		819
TRADING COMPANIES & DISTRIBUTORS—1.1%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
272	4.125%—07/03/2023	269
	Air Lease Corp.
374	3.875%—07/03/2023	369
	Ferguson Finance plc
266	4.500%—10/24/2028[1]	264
		902
TOTAL CORPORATE BONDS & NOTES
(Cost $22,457)		22,594

MORTGAGE PASS-THROUGH—23.2%
	Federal Home Loan Mortgage Corp.
2,613	3.000%—11/01/2043-02/01/2047	2,579
912	3.500%—07/01/2046	924
1,907	4.000%—02/01/2046-03/01/2048	1,961
249	5.000%—06/01/2041	267
		5,731
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
	Federal National Mortgage Association
$3,355	3.500%—10/01/2037-09/01/2046	$ 3,406
2,686	4.000%—02/01/2047-09/01/2047	2,765
1,429	4.500%—05/01/2046-11/01/2047	1,492
3,649	5.000%—09/01/2033-07/01/2047	3,904
		11,567
	Government National Mortgage Association
1,296	4.500%—01/15/2042-08/20/2047	1,356
TOTAL MORTGAGE PASS-THROUGH
(Cost $18,560)		18,654

MUNICIPAL BONDS—1.4%
	Metropolitan Transportation Authority
140	5.871%—11/15/2039	166
	Metropolitan Water Reclamation District of Greater Chicago
145	5.720%—12/01/2038	176
	New York State Urban Development Corp.
325	5.770%—03/15/2039	375
	State of California
300	7.500%—04/01/2034	422
TOTAL MUNICIPAL BONDS
(Cost $1,143)		1,139

U.S. GOVERNMENT OBLIGATIONS—29.2%
	U.S. Small Business Administration
	Series 2012-20C Cl. 1
210	2.510%—03/01/2032	208
	Series 2017-20H Cl. 1
181	2.750%—08/01/2037	178
	Series 2015-20H Cl. 1
479	2.820%—08/01/2035	472
	Series 2017-20J Cl. 1
308	2.850%—10/01/2037	305
	Series 2018-20B Cl. 1
345	3.220%—02/01/2038	346
	Series 2018-20G Cl. 1
505	3.540%—07/01/2038	517
	Series 2018-20F Cl. 1
747	3.600%—06/01/2038	766
		2,792
	U.S. Treasury Bonds
3,709	3.000%—02/15/2048-08/15/2048	3,703
3,315	4.500%—05/15/2038	4,151
		7,854
	U.S. Treasury Notes
871	2.625%—05/15/2021	874

Harbor Core Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
$6,472	2.750%—09/15/2021	$ 6,523
5,340	2.875%—09/30/2023-08/15/2028	5,444
		12,841
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $23,250)		23,487
TOTAL INVESTMENTS—98.9%
(Cost $79,171)		79,670
CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		857
TOTAL NET ASSETS—100.0%		$80,527
FAIR VALUE MEASUREMENTS
All investments at January 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments at January 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2019, the aggregate value of these securities was $10,507 or 13% of net assets.
2	Variable rate security; the stated rate represents the rate in effect at January 31, 2019.
3	Floating rate security; the stated rate represents the rate in effect at January 31, 2019.
4	Zero coupon bond
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Bond Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—11.0%
Principal Amount		Value
	Allegro CLO I Ltd.[1]
	Series 2013 Cl. 1A
$2,836	3.971% (3 Month USD Libor + 1.220) 01/30/2026[2,3]	$ 2,838
	Ally Auto Receivables Trust
	Series 2018-3 Cl. A2
6,300	2.720%—05/17/2021	6,295
	AmeriCredit Automobile Receivables Trust
	Series 2018-1 Cl. A2B
2,615	2.743%—07/19/2021[4]	2,614
	Arbor Realty Commercial Real Estate Notes Ltd.
	Series 2017-FL1 Cl. A
6,800	3.809% (1 Month USD Libor + 1.300) 04/15/2027[2,3]	6,815
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
6,472	2.670% (1 Month USD Libor + 0.160) 05/25/2036[2]	2,261
	Series 2005-W2 Cl. A2C
1,884	2.870% (1 Month USD Libor + 0.360) 10/25/2035[2]	1,889
	Series 2004-W11 Cl. M3
939	3.635% (1 Month USD Libor + 0.750) 11/25/2034[2]	931
		5,081
	Asset Backed Securities Corp. Home Equity Loan Trust
	Series 2003-HE4 Cl. M1
5,293	3.754% (1 Month USD Libor + 0.830) 08/15/2033[2]	5,289
	Atlas Senior Loan Fund IV Ltd.
	Series 2013-2A Cl. A1RR
2,180	3.296% (3 Month USD Libor + 0.680) 02/17/2026[2,3]	2,173
	Bayview Opportunity Master Fund IIIA Trust
	Series 2017-RN8 Cl. A1
518	3.352%—11/28/2032[3,5]	517
	Capital One Multi-Asset Execution Trust
	Series 2014-A4 Cl. A4
6,400	2.869% (1 Month USD Libor + 0.360) 06/15/2022[2]	6,406
	Series 2014-A3 Cl. A3
3,600	2.889% (1 Month USD Libor + 0.380) 01/18/2022[2]	3,601
	Series 2016-A1 Cl. A1
6,400	2.959% (1 Month USD Libor + 0.450) 02/15/2022[2]	6,404
		16,411
	Cent CLO Ltd.[1]
	Series 2015-24A Cl. A1R
5,200	3.857% (3 Month USD Libor + 1.070) 10/15/2026[2,3]	5,164
	Countrywide Asset-Backed Certificates
	Series 2006-21 Cl. 2A3
1,628	2.660% (1 Month USD Libor + 0.150) 05/25/2037[2]	1,610
	Series 2006-ABC1 Cl. A3
4,559	2.750% (1 Month USD Libor + 0.240) 05/25/2036[2]	3,224
	Series 2006-2 Cl. M1
1,200	2.910% (1 Month USD Libor + 0.400) 06/25/2036[2]	1,178
		6,012
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Credit Acceptance Auto Loan Trust
	Series 2018-2A Cl. A
$6,300	3.470%—05/17/2027[3]	$ 6,324
	Crown Point CLO Ltd.[1]
	Series 2018-5A Cl. A
5,700	3.713% (3 Month USD Libor + 0.940) 07/17/2028[2,3]	5,638
	Dryden XXV Senior Loan Fund
	Series 2012-25A Cl. APR
5,500	3.687% (3 Month USD Libor + 0.900) 10/15/2027[2,3]	5,472
	First Franklin Mortgage Loan Trust
	Series 2006-FF10 Cl. A4
270	2.660% (1 Month USD Libor + 0.150) 07/25/2036[2]	270
	Flagship VII Ltd.
	Series 2013 Cl. 7A
1,319	3.881% (3 Month USD Libor + 1.120) 01/20/2026[2,3]	1,319
	GSAA Trust
	Series 2006-20 Cl. 1A2
4,581	2.690% (1 Month USD Libor + 0.180) 12/25/2046[2]	2,405
	Series 2007-9 Cl. A1A
1,580	6.000%—08/25/2047	1,493
		3,898
	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
116	2.580% (1 Month USD Libor + 0.070) 12/25/2036[2]	66
	Home Equity Asset Trust
	Series 2005-2 Cl. M4
507	3.560% (1 Month USD Libor + 0.700) 07/25/2035[2]	509
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2 Cl. 2A3
5,335	2.680% (1 Month USD Libor + 0.170) 12/25/2036[2]	1,924
	IXIS Real Estate Capital Trust
	Series 2005-HE1 Cl. M4
2,439	3.560% (1 Month USD Libor + 1.050) 06/25/2035[2]	2,346
	JPMorgan Mortgage Acquisition Corp.
	Series 2006-HE1 Cl.A4
2,707	3.090% (1 Month USD Libor + 0.290) 01/25/2036[2]	2,675
	JPMorgan Mortgage Acquisition Trust
	Series 2007-HE1 Cl. AF3
919	4.262%—05/25/2035[5]	682
	Loancore Ltd.
	Series 2018-CRE1 Cl. A
5,200	3.639% (1 Month USD Libor + 1.130) 05/15/2028[2,3]	5,195
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
5,777	2.750% (1 Month USD Libor + 0.240) 06/25/2036[2]	3,236
	Mid-State Trust
	Series 2004-1 Cl. A
1,112	6.005%—08/15/2037	1,199
	Monarch Grove CLO[1]
	Series 2018-1A Cl. A1
4,300	3.651% (3 Month USD Libor + 0.880) 01/25/2028[2,3]	4,259

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2007-HE1 Cl. A2C
$2,224	2.660% (1 Month USD Libor + 0.150) 11/25/2036[2]	$ 1,521
	Morgan Stanley Dean Witter Capital I
	Series 2002-HE1 Cl. M1
669	3.410% (1 Month USD Libor + 0.600) 07/25/2032[2]	673
	Mountain View CLO Ltd.[1]
	Series 2014-1A Cl. ARR
6,085	3.587% (3 Month USD Libor + 0.800) 10/15/2026[2,3]	6,063
	Navient Student Loan Trust
	Series 2017-3A Cl. A1
2,042	2.810% (1 Month USD Libor + 0.300) 07/26/2066[2,3]	2,042
	Nissan Master Owner Trust Receivables
	Series 2016-A Cl. A1
6,500	3.149% (1 Month USD Libor + 0.640) 06/15/2021[2]	6,506
	OneMain Financial Issuance Trust
	Series 2017-1A Cl. A1
5,500	2.370%—09/14/2032[3]	5,421
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
4,627	2.760% (1 Month USD Libor + 0.250) 07/25/2037[2]	3,256
	Park Place Securities Inc.
	Series 2005-WCW3 Cl. M1
6,232	2.990% (1 Month USD Libor + 0.480) 08/25/2035[2]	6,236
	People's Financial Realty Mortgage Securities Trust
	Series 2006-1 Cl. 1A2
4,736	2.640% (1 Month USD Libor + 0.130) 09/25/2036[2]	1,356
	RAMP Trust
	Series 2004-RS8 Cl. MII1
486	3.410% (1 Month USD Libor + 0.600) 08/25/2034[2]	486
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. M1
9,421	3.170% (1 Month USD Libor + 0.440) 08/25/2035[2]	6,336
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
51	5.130%—09/01/2023	52
	Series 2009-20A Cl. 1
1,967	5.720%—01/01/2029	2,123
	Series 2008-20H Cl. 1
4,316	6.020%—08/01/2028	4,638
	Series 2001-20A Cl. 1
38	6.290%—01/01/2021	39
		6,852
	Sofi Professional Loan Program Trust
	Series 2018-A1FX Cl. B
4,685	2.640%—08/25/2047[3]	4,663
	Soundview Home Loan Trust
	Series 2006-WF2 Cl. A1
516	2.640% (1 Month USD Libor + 0.130) 12/25/2036[2]	517
ASSET-BACKED SECURITIES—Continued
Principal Amount			Value
		Specialty Underwriting & Residential Finance Trust
		Series 2006-BC4 Cl. A2B
	$3,098	2.620% (1 Month USD Libor + 0.110) 09/25/2037[2]	$ 1,483
		Structured Asset Securities Co.
		Series 2007-MN1A Cl. A1
	21,682	2.740% (1 Month USD Libor + 0.230) 01/25/2037[2,3]	15,766
		Student Loan Marketing Association
		Series 2013-B Cl. A2A
	2,104	1.850%—06/17/2030[3]	2,094
		Telos CLO Ltd.[1]
		Series 2014 Cl. 6A
	6,900	4.043% (3 Month USD Libor + 1.270) 01/17/2027[2,3]	6,896
		Tralee CLO V Ltd.[1]
		Series 2018-5A Cl. A1
	5,900	3.869% (3 Month USD Libor + 1.110) 10/20/2028[2,3]	5,864
		Trillium Credit Card Trust II
		Series 2018-1A Cl. A
	8,100	2.752%—02/27/2023[3,4]	8,098
		Venture XVI CLO Ltd.[1]
		Series 2014-16A Cl. ARR
	5,400	3.637% (3 Month USD Libor + 0.850) 01/15/2028[2,3]	5,351
		Westlake Automobile Receivables Trust
		Series 2018-A1 Cl. 3A
	1,105	2.530%—09/16/2019[3]	1,105
		Series 2018-A2A Cl. 3A
	7,100	2.980%—01/18/2022[3]	7,101
			8,206
TOTAL ASSET-BACKED SECURITIES
(Cost $206,820)			209,907

BANK LOAN OBLIGATIONS—0.3%
(Cost $5,178)
CONSUMER FINANCE—0.3%
		Toyota Motor Credit Corporation
		Revolver Term Out Loan
	5,200	3.390% (3 Month USD Libor + 0.580) 09/28/2020[2]	5,168 [x]

COLLATERALIZED MORTGAGE OBLIGATIONS—6.0%
		Adjustable Rate Mortgage Trust
		Series 2006-3 Cl. 4A2
	2,938	2.630% (1 Month USD Libor + 0.120) 08/25/2036[2]	1,672
		Alba plc
		Series 2007-1 Cl. A3
GBP	2,724	1.076% (3 Month GBP Libor + 0.170) 03/17/2039[2]	3,325
		Banc of America Funding Corp.
		Series 2007-C Cl. 7A5
	$977	2.806% (1 Month USD Libor + 0.300) 05/20/2047[2]	904
		BCAP LLC Trust
		Series 2007-AA2 Cl. 12A1
	6,933	2.720% (1 Month USD Libor + 0.210) 05/25/2047[2]	6,375

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		Series 2011-RR5 Cl. 12A1
	$532	4.917%—03/26/2037[3,5]	$ 530
		Series 2011-RR4 Cl. 8A1
	2,256	5.250%—02/26/2036[2,3]	1,708
		Series 2011-RR5 Cl. 5A1
	2,093	5.250%—08/26/2037[2,3]	2,135
			10,748
		Bear Stearns Adjustable Rate Mortgage Trust
		Series 2000-2 Cl. A1
	17	2.781%—11/25/2030[4]	17
		Series 2004-1 Cl. 12A5
	337	4.085%—04/25/2034[2]	339
		Series 2004-10 Cl. 12A3
	31	4.218%—01/25/2035[2]	31
		Series 2006-4 Cl. 1A1
	466	4.509%—10/25/2036[2]	448
			835
		Bear Stearns Alt-A Trust
		Series 2005-4 Cl. 1A1
	152	2.950% (1 Month USD Libor + 0.220) 07/25/2035[2]	152
		BX Trust
		Series 2017 Cl. A
	3,311	3.429%—07/15/2034[3,4]	3,291
		Chase Mortgage Finance Corp.
		Series 2006-A1 Cl. 4A1
	1,738	4.203%—09/25/2036[2]	1,622
		Countrywide Alternative Loan Trust
		Series 2006-6BC Cl. 1A2
	3,556	2.910% (1 Month USD Libor + 0.400) 05/25/2036[2]	3,044
		Series 2005-84 Cl. 1A1
	2,887	3.972%—02/25/2036[2]	2,464
		Series 2005-20CB Cl. 2A5
	2,328	5.500%—07/25/2035	2,099
		Series 2006-36T2 Cl. 1A4
	1,253	5.750%—12/25/2036	864
			8,471
		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2007-HY5 Cl. 1A1
	903	4.514%—09/25/2047[2]	878
		Credit Suisse First Boston Mortgage Securities Corp.
		Series 2006-C2 Cl. A3
	343	6.000%—11/25/2035	282
		Deutsche Alt-A Securities Inc. Mortgage Loan Trust
		Series 2007-AR2 Cl. A1
	5,172	2.660% (1 Month USD Libor + 0.150) 03/25/2037[2]	4,744
		DSLA Mortgage Loan Trust
		Series 2006-AR1 Cl. 1A1A
	2,342	3.172% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 03/19/2046[2]	2,147
		Eurohome UK Mortgages plc
		Series 2007-1 Cl. A
GBP	2,342	1.056% (3 Month GBP Libor + 0.150) 06/15/2044[2]	2,957
		First Horizon Asset Securities Inc.
		Series 2005-AR6 Cl. 4A1
	$1,204	4.582%—02/25/2036[2]	1,148
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		First Nationwide Trust
		Series 2001-3 Cl. 1A1
	$—	6.750%—08/21/2031	$ —
		GPT Mortgage Trust
		Series 2018-GPP Cl. A
	4,051	3.522% (1 Month USD Libor + 1.013) 06/15/2035[2,3]	4,028
		GS Mortgage Securities Corp. Trust
		Series 2016-RENT Cl. A
	6,900	3.203%—02/10/2029[3]	6,908
		GSMPS Mortgage Loan Trust
		Series 2006-RP2 Cl. 1AF1
	5,339	2.910% (1 Month USD Libor + 0.400) 04/25/2036[2,3]	4,524
		GSR Mortgage Loan Trust
		Series 2005-AR3 Cl. 3A1
	557	4.161%—05/25/2035[2]	520
		Series 2005-AR7 Cl. 6A1
	284	4.454%—11/25/2035[2]	287
			807
		HarborView Mortgage Loan Trust
		Series 2004-8 Cl. 2A3
	765	3.326% (1 Month USD Libor + 0.410) 11/19/2034[2]	703
		HomeBanc Mortgage Trust
		Series 2006-H2 Cl. A2
	3,959	2.690% (1 Month USD Libor + 0.180) 12/25/2036[2]	3,877
		IndyMac ARM Trust
		Series 2001-H2 Cl. A2
	6	3.947%—01/25/2032[2]	6
		IndyMac IMSC Mortgage Loan Trust
		Series 2007-F2 Cl. 2A1
	2,971	6.500%—07/25/2037	1,755
		IndyMac INDX Mortgage Loan Trust
		Series 2007-AR13 Cl. 4A1
	14,150	3.499%—07/25/2037[2]	11,660
		Series 2005-AR31 Cl. 1A1
	1,164	3.928%—01/25/2036[2]	1,052
			12,712
		JP Morgan Mortgage Trust
		Series 2006-A6 Cl. 1A4L
	2,589	4.214%—10/25/2036[2]	2,328
		Series 2006-S1 Cl. 3A1
	703	5.500%—04/25/2036	713
			3,041
		JP Morgan Re-REMIC[6]
		Series 2009-7 Cl. 11A1
	46	4.090%—09/27/2036[2,3]	46
		Mansard Mortgages plc
		Series 2007-2X Cl. A1
GBP	1,101	1.556% (3 Month GBP Libor + 0.650) 12/15/2049[2]	1,395
		Merrill Lynch Alternative Note Asset Trust
		Series 2007-F1 Cl. 2A6
	$624	6.000%—03/25/2037	465
		Merrill Lynch Mortgage Investors Inc.
		Series 2005-3 Cl. 4A
	30	2.760% (1 Month USD Libor + 0.250) 11/25/2035[2]	29

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		Morgan Stanley Bank of America Merrill Lynch Trust
		Series 2015-C22 Cl. ASB
	$6,000	3.040%—04/15/2048	$ 6,005
		Provident Funding Mortgage Loan Trust
		Series 2005-2 Cl. 3A
	2,388	4.485%—10/25/2035[2]	2,399
		Residential Accredit Loans Inc.
		Series 2007-QS4 Cl. 3A9
	2,115	6.000%—03/25/2037	1,926
		Residential Asset Securitization Trust
		Series 2007-A8 Cl. 2A1
	18,761	6.250%—08/25/2037	8,149
		Residential Funding Mortgage Securities I
		Series 2007-SA1 Cl. 2A2
	289	4.577%—02/25/2037[2]	238
		Series 2006-SA1 Cl. 2A1
	310	4.889%—02/25/2036[2]	281
			519
		RMAC Securities plc
		Series 2006-NS4X Cl. A3A
GBP	1,781	1.073% (3 Month GBP Libor + 0.170) 06/12/2044[2]	2,182
		Structured Adjustable Rate Mortgage Loan Trust
		Series 2007-1 Cl. 1A1
	$2,207	2.660% (1 Month USD Libor + 0.150) 02/25/2037[2]	2,038
		Series 2005-21A Cl. 3A1
	523	4.394%—04/25/2035[2]	519
			2,557
		Structured Asset Mortgage Investments Inc.
		Series 2005-AR5 Cl. A2
	422	2.753% (1 Month USD Libor + 0.250) 07/19/2035[2]	418
		Suntrust Adjustable Rate Mortgage Loan Trust
		Series 2007-S1 Cl. 1A
	674	4.529%—01/25/2037[2]	630
		Washington Mutual Mortgage Pass Through Certificates Trust
		Series 2005-AR13 Cl. A1A1
	222	2.800% (1 Month USD Libor + 0.290) 10/25/2045[2]	221
		Series 2005-AR6 Cl. 2A1A
	455	2.970% (1 Month USD Libor + 0.230) 04/25/2045[2]	457
		Series 2006-AR11 Cl. 3A1A
	2,149	3.172% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 09/25/2046[2]	2,011
			2,689
		Wells Fargo Mortgage Backed Securities Trust
		Series 2006-AR10 Cl. 1A1
	2,729	4.480%—07/25/2036[2]	2,676
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $108,153)			113,622

CORPORATE BONDS & NOTES—50.1%
AEROSPACE & DEFENSE—0.3%
		Rockwell Collins Inc.
	5,500	2.800%—03/15/2022	5,391
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
AIRLINES—0.2%
		Delta Air Lines Inc.
	$3,000	3.400%—04/19/2021	$ 2,981
	700	3.625%—03/15/2022	696
			3,677
AUTO COMPONENTS—0.3%
		ZF North America Capital Inc.
	5,800	4.500%—04/29/2022[3]	5,823
AUTOMOBILES—2.9%
		Ford Motor Credit Co. LLC
	5,400	2.343%—11/02/2020	5,217
	3,400	2.425%—06/12/2020	3,322
	1,300	2.459%—03/27/2020	1,278
	1,550	3.200%—01/15/2021	1,516
	10,050	8.125%—01/15/2020	10,449
			21,782
		General Motors Financial Co. Inc.
	6,600	2.450%—11/06/2020	6,502
	7,700	3.132% (3 Month USD Libor + 0.540) 11/06/2020[2]	7,589
	2,800	3.150%—01/15/2020	2,801
	2,600	3.200%—07/13/2020	2,598
			19,490
		Volkswagen Group of America Finance LLC
	4,800	3.388% (3 Month USD Libor + 0.770) 11/13/2020[2,3]	4,799
	4,800	4.250%—11/13/2023[3]	4,861
	4,800	4.750%—11/13/2028[3]	4,748
			14,408
			55,680
BANKS—15.2%
		Australia & New Zealand Banking Group Ltd.
	5,100	3.100% (3 Month USD Libor + 0.460) 05/17/2021[2,3]	5,101
	5,200	3.300%—05/17/2021	5,229
			10,330
		Banco Bilbao Vizcaya Argentaria SA
EUR	2,400	6.750% (EUR 5 Year Swaps Curve + 6.604) 02/18/2020[2,7]	2,824
	3,400	7.000% (EUR 5 Year Swaps Curve + 6.155) 02/19/2020[2,7]	3,903
			6,727
		Banco Do Nordeste Do Brasil SA
	$3,300	4.375%—05/03/2019	3,303
		Banco Espirito Santo SA Medium Term Note
EUR	3,500	0.000%—01/15/2049*	1,199
		Bank of America Corp. Medium Term Note
	$1,300	2.151%—11/09/2020	1,283
	4,960	3.541% (3 Month USD Libor + 0.790) 03/05/2024[2]	4,914
			6,197
		Banque Federative DU Credit Mutuel SA
	6,300	3.750%—07/20/2023[3]	6,337
		Barclays Bank plc
GBP	3,800	14.000% (3 Month GBP Libor + 13.400) 06/15/2019[2,7]	5,200
		Barclays Medium Term Note
	4,000	3.250%—02/12/2027	5,162

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
BANKS—Continued
		Barclays plc
	$5,200	3.684%—01/10/2023	$ 5,092
	6,300	4.728% (3 Month USD Libor + 2.110) 08/10/2021[2]	6,411
EUR	2,300	6.500% (EUR 5 Year Swaps Curve + 5.875) 09/15/2019[2,7]	2,664
GBP	2,400	7.000% (GBP Swap 5 Year + 5.084) 09/15/2019[2,7]	3,154
EUR	900	8.000% (EUR 5 Year Swaps Curve + 6.750) 12/15/2020[2,7]	1,127
			18,448
		BBVA Bancomer SA/Texas
	$1,200	6.500%—03/10/2021	1,251
		Citibank NA
	5,400	3.400%—07/23/2021	5,452
		Citigroup Inc.
	3,000	2.350%—08/02/2021	2,948
	6,800	2.750%—04/25/2022	6,725
	3,900	2.876% (3 Month USD Libor + 0.950) 07/24/2023[2]	3,834
	5,200	3.761% (3 Month USD Libor + 1.023) 06/01/2024[2]	5,167
	4,000	4.168% (3 Month USD Libor + 1.430) 09/01/2023[2]	4,059
			22,733
		Deutsche Bank AG/New York
	5,500	2.700%—07/13/2020	5,390
	3,800	3.950%—02/27/2023	3,636
	3,200	4.250%—10/14/2021	3,169
			12,195
		HSBC Bank plc
	4,300	4.125%—08/12/2020[3]	4,362
		ING Bank NV
	5,600	2.450%—03/16/2020[3]	5,566
		JPMorgan Chase & Co.
	5,500	2.400%—06/07/2021	5,434
	5,000	2.750%—06/23/2020	4,988
	5,700	3.514% (3 Month USD Libor + 0.610) 06/18/2022[2]	5,762
			16,184
		JPMorgan Chase Bank NA
	4,500	3.086% (3 Month USD Libor + 0.350) 04/26/2021[2]	4,498
	10,000	3.105% (3 Month USD Libor + 0.340) 04/26/2021[2]	9,993
			14,491
		Lloyds Bank plc
	4,900	3.300%—05/07/2021	4,918
	7,300	12.000% (3 Month USD Libor + 11.756) 12/16/2024[2,3,7]	8,807
			13,725
		Lloyds Banking Group plc
	5,300	4.450%—05/08/2025	5,383
GBP	4,200	7.000% (GBP Swap 5 Year + 5.060) 06/27/2019[2,7]	5,548
	$3,000	7.500% (USD Swap Semi 30/360 5 Year + 4.496) 09/27/2025[2,7]	3,042
			13,973
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
BANKS—Continued
		Mitsubishi UFJ Financial Group Inc.
	$3,900	3.455%—03/02/2023	$ 3,924
		Mizuho Financial Group Inc.
	6,000	3.922% (3 Month USD Libor + 1.000) 09/11/2024[2]	6,112
		Nordea Bank ABP
	2,500	3.750%—08/30/2023[3]	2,498
		Oversea-Chinese Banking Corp. Ltd.
	4,200	3.090% (3 Month USD Libor + 0.450) 05/17/2021[2,3]	4,198
		Royal Bank of Canada
	4,300	2.300%—03/22/2021	4,257
		Royal Bank of Scotland Group plc
	700	4.086% (3 Month USD Libor + 1.470) 05/15/2023[2]	687
	4,200	4.892% (3 Month USD Libor + 1.754) 05/18/2029[2]	4,185
	1,500	8.625% (USD Swap Semi 30/360 5 Year + 7.598) 08/15/2021[2,7]	1,601
			6,473
		Royal Bank of Scotland Group plc Medium Term Note
EUR	1,200	2.000% (3 Month EUR Libor + 1.737) 03/04/2025[2]	1,376
		Skandinaviska Enskilda Banken AB
	$5,300	3.070% (3 Month USD Libor + 0.430) 05/17/2021[2,3]	5,288
	5,300	3.250%—05/17/2021[3]	5,324
			10,612
		Societe Generale SA Medium Term Note
	4,900	4.250%—09/14/2023[3]	4,948
		Standard Chartered plc
	5,000	4.247% (3 Month USD Libor + 1.150) 01/20/2023[2,3]	5,016
		Sumitomo Mitsui Financial Group Inc.
	6,900	4.447% (3 Month USD Libor + 1.680) 03/09/2021[2]	7,048
		Svenska Handelsbanken AB Medium Term Note
	5,500	3.350%—05/24/2021	5,527
		Synchrony Bank
	5,500	3.650%—05/24/2021	5,491
		Toronto-Dominion Bank
	5,900	3.350%—10/22/2021[3]	5,976
		UBS AG/London
	3,400	2.450%—12/01/2020[3]	3,355
	2,700	3.218% (3 Month USD Libor + 0.480) 12/01/2020[2,3]	2,698
			6,053
		Unicredit SpA Medium Term Note
	10,600	7.830%—12/04/2023[3]	11,295
		US Bank NA
	6,300	3.150%—04/26/2021	6,335
		Volkswagen Bank GMBH Medium Term Note
EUR	2,000	0.109% (3 Month EUR Libor + 0.420) 06/15/2021[2]	2,252
		Wells Fargo & Co.
	$3,100	3.974% (3 Month USD Libor + 1.230) 10/31/2023[2]	3,134
	8,200	6.558% (3 Month USD Libor + 3.770) 03/15/2019[2,7]	8,264
			11,398

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BANKS—Continued
	Wells Fargo Bank NA
$5,900	3.625%—10/22/2021	$ 5,980
		289,604
BEVERAGES—0.5%
	Bacardi Ltd.
4,700	4.450%—05/15/2025[3]	4,649
	Pernod Ricard SA
4,200	4.450%—01/15/2022[3]	4,327
		8,976
BIOTECHNOLOGY—0.1%
	Baxalta Inc.
1,548	2.875%—06/23/2020	1,538
BUILDING PRODUCTS—0.3%
	CRH America Finance Inc.
3,200	3.950%—04/04/2028[3]	3,067
3,200	4.500%—04/04/2048[3]	2,836
		5,903
	Owens Corning
300	4.200%—12/01/2024	296
		6,199
CAPITAL MARKETS—6.7%
	BGC Partners Inc.
6,300	5.375%—07/24/2023	6,421
	Blackstone CQP Holdco LP
4,000	6.000%—08/18/2021[3]	3,996
8,000	6.500%—03/20/2021[3]	8,015
		12,011
	BM & FBOVESPA SA
1,300	5.500%—07/16/2020	1,329
	Credit Agricole SA/London Medium Term Note
5,400	3.750%—04/24/2023[3]	5,369
	Credit Suisse Group AG
5,100	2.997% (3 Month USD Libor + 1.200) 12/14/2023[2,3]	4,914
	Credit Suisse Group Funding Guernsey Ltd.
8,900	3.750%—03/26/2025	8,714
4,845	3.800%—09/15/2022	4,857
		13,571
	Deutsche Bank AG Medium Term Note
13,700	2.850%—05/10/2019	13,666
	Deutsche Bank AG/New York
6,000	3.150%—01/22/2021	5,835
3,500	3.767% (3 Month USD Libor + 0.970) 07/13/2020[2]	3,451
		9,286
	E*Trade Financial Corp.
5,100	2.950%—08/24/2022	4,967
	Goldman Sachs Group Inc.
5,500	3.200%—02/23/2023	5,475
7,700	3.524% (3 Month USD Libor + 0.780) 10/31/2022[2]	7,634
5,000	3.786% (3 Month USD Libor + 1.170) 05/15/2026[2]	4,889
800	5.750%—01/24/2022	858
		18,856
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
CAPITAL MARKETS—Continued
		Goldman Sachs Group Inc. Medium Term Note
	$5,000	4.000%—03/03/2024	$ 5,104
		Moody's Corp.
	300	2.625%—01/15/2023	291
	462	4.500%—09/01/2022	479
			770
		Morgan Stanley
	5,200	3.941% (3 Month USD Libor + 1.180) 01/20/2022[2]	5,245
		Morgan Stanley Medium Term Note
	4,508	5.625%—09/23/2019	4,587
		Platin 1426 GmbH
EUR	2,700	6.875%—06/15/2023[3]	2,994
		UBS AG
	$8,000	3.347% (3 Month USD Libor + 0.580) 06/08/2020[2,3]	8,024
		UBS AG Medium Term Note
	1,800	3.588% (3 Month USD Libor + 0.850) 06/01/2020[2]	1,808
		UBS Group Funding Jersey Ltd.
	8,500	3.000%—04/15/2021[3]	8,454
			127,376
CHEMICALS—0.2%
		Sasol Financing USA LLC
	3,900	5.875%—03/27/2024	4,027
CONSUMER FINANCE—2.5%
		Ally Financial Inc.
	200	4.125%—03/30/2020	201
	200	7.500%—09/15/2020	211
			412
		American Express Co.
	5,200	3.375%—05/17/2021	5,239
	6,400	3.400%—02/27/2023	6,429
	5,200	3.700%—08/03/2023	5,284
			16,952
		Capital One Financial Corp.
	5,400	2.400%—10/30/2020	5,333
	5,500	3.201% (3 Month USD Libor + 0.450) 10/30/2020[2]	5,465
			10,798
		Daimler Finance North America LLC
	5,300	3.350%—05/04/2021[3]	5,293
	5,300	3.700%—05/04/2023[3]	5,316
			10,609
		Harley-Davidson Financial Services Inc.
	5,300	3.550%—05/21/2021[3]	5,276
		Navient Corp. Medium Term Note
	100	8.000%—03/25/2020	105
		Springleaf Finance Corp.
	700	5.250%—12/15/2019	706
		Toyota Motor Credit Corp. Medium Term Note
	2,600	3.040% (3 Month USD Libor + 0.400) 05/17/2022[2]	2,591
			47,449
DIVERSIFIED FINANCIAL SERVICES—3.0%
		AXA Equitable Holdings Inc.
	3,200	3.900%—04/20/2023	3,204

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
DIVERSIFIED FINANCIAL SERVICES—Continued
		B.A.T Capital Corp.
	$5,060	2.764%—08/15/2022	$ 4,917
	1,500	3.204% (3 Month USD Libor + 0.590) 08/14/2020[2]	1,486
	4,640	3.496% (3 Month USD Libor + 0.880) 08/15/2022[2]	4,561
			10,964
		Cantor Fitzgerald LP
	5,400	6.500%—06/17/2022[3]	5,723
		Depository Trust & Clearing Corp.
	3,000	4.875% (3 Month USD Libor + 3.167) 06/15/2020[2,3,7]	2,972
		Guardian Life Global Funding
	4,000	3.400%—04/25/2023[3]	3,999
		HSBC Holdings plc
	5,100	3.640% (3 Month USD Libor + 1.000) 05/18/2024[2]	5,060
GBP	3,000	5.875% (GBP Swap 5 Year + 4.276) 09/28/2026[2,7]	3,916
			8,976
		Imperial Brands Finance plc
	$2,100	3.750%—07/21/2022[3]	2,096
		Reckitt Benckiser Treasury Services plc
	3,400	2.375%—06/24/2022[3]	3,303
		Rio Oil Finance Trust
	1,587	9.250%—07/06/2024[3]	1,710
	6,283	9.750%—01/06/2027[3]	6,935
			8,645
		Syngenta Finance NV
	4,500	3.933%—04/23/2021[3]	4,469
		Volkswagen International Finance NV
EUR	2,000	1.234% (3 Month EUR Libor + 1.550) 11/16/2024[2]	2,290
			56,641
DIVERSIFIED TELECOMMUNICATION SERVICES—2.4%
		Altice Financing SA
	$2,200	6.625%—02/15/2023[3]	2,217
		Altice France SA
	1,000	7.375%—05/01/2026[3]	967
		AT&T Inc.
	5,000	3.000%—06/30/2022	4,970
	5,200	3.437% (3 Month USD Libor + 0.650) 01/15/2020[2]	5,221
	6,200	3.488% (3 Month USD Libor + 0.750) 06/01/2021[2]	6,201
	5,000	3.956% (3 Month USD Libor + 1.180) 06/12/2024[2]	4,954
			21,346
		British Telecommunications plc
	1,300	4.500%—12/04/2023	1,341
		Deutsche Telekom International Finance BV
	6,080	2.820%—01/19/2022[3]	5,988
		Telefonica Emisiones SAU
	1,800	5.134%—04/27/2020	1,841
		Verizon Communications Inc.
	12,695	3.376%—02/15/2025	12,693
			46,393
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRIC UTILITIES—1.1%
	American Electric Power Co. Inc.
$1,000	2.150%—11/13/2020	$ 988
	Duke Energy Corp.
5,300	3.114% (3 Month USD Libor + 0.500) 05/14/2021[2,3]	5,290
4,536	3.750%—04/15/2024	4,616
		9,906
	FirstEnergy Corp.
1,100	2.850%—07/15/2022	1,074
	Nextera Energy Capital Holdings Inc.
8,600	3.053% (3 Month USD Libor + 0.315) 09/03/2019[2]	8,579
		20,547
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
	Arrow Electronics Inc.
2,100	3.500%—04/01/2022	2,073
	Tech Data Corp.
1,700	3.700%—02/15/2022	1,678
		3,751
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.9%
	American Tower Corp.
2,099	3.300%—02/15/2021	2,100
	AvalonBay Communities Inc. Medium Term Note
3,000	3.450%—06/01/2025	2,982
	CBL & Associates LP
2,700	4.600%—10/15/2024	2,086
6,600	5.950%—12/15/2026	5,263
		7,349
	Crown Castle International Corp.
5,500	3.700%—06/15/2026	5,385
	Digital Realty Trust LP
5,500	4.450%—07/15/2028	5,578
	EPR Properties
3,400	4.500%—06/01/2027	3,304
600	4.950%—04/15/2028	600
		3,904
	OMEGA Healthcare Investors Inc.
3,800	4.375%—08/01/2023	3,816
	Washington Prime Group LP
5,800	5.950%—08/15/2024	5,283
		36,397
FOOD & STAPLES RETAILING—0.1%
	CVS Pass-Through Trust
545	6.943%—01/10/2030	612
	Viterra Inc.
200	5.950%—08/01/2020[3]	206
	Walgreens Boots Alliance Inc.
1,600	3.300%—11/18/2021	1,604
		2,422
FOOD PRODUCTS—0.7%
	Kraft Heinz Foods Co.
400	3.188% (3 Month USD Libor + 0.570) 02/10/2021[2]	397
2,800	5.375%—02/10/2020	2,865
		3,262

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
FOOD PRODUCTS—Continued
	McCormick & Co. Inc.
$4,400	2.700%—08/15/2022	$ 4,295
	Mondelez International Inc.
5,000	3.000%—05/07/2020	5,012
	Tyson Foods Inc.
1,100	2.250%—08/23/2021	1,073
		13,642
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
	Boston Scientific Corp.
4,900	2.850%—05/15/2020	4,889
	Zimmer Biomet Holdings Inc.
4,900	2.700%—04/01/2020	4,879
		9,768
HEALTH CARE PROVIDERS & SERVICES—0.6%
	Centene Corp.
500	5.375%—06/01/2026[3]	520
	CVS Health Corp.
1,073	2.800%—07/20/2020	1,069
5,800	3.700%—03/09/2023	5,850
		6,919
	HCA Inc.
4,000	5.375%—09/01/2026	4,115
100	5.875%—02/01/2029	105
200	6.500%—02/15/2020	206
		4,426
		11,865
HOTELS, RESTAURANTS & LEISURE—0.8%
	Sands China Ltd.
5,300	5.125%—08/08/2025	5,358
	Wynn Las Vegas LLC
5,200	4.250%—05/30/2023[3]	5,096
5,300	5.500%—03/01/2025[3]	5,154
		10,250
		15,608
INDUSTRIAL CONGLOMERATES—0.1%
	General Electric Co.
2,800	5.000% (3 Month USD Libor + 3.330) 01/21/2021[2,7]	2,468
INSURANCE—1.0%
	AIA Group Ltd.
5,900	3.312% (3 Month USD Libor + 0.520) 09/20/2021[2,3]	5,890
	AIG Global Funding
6,400	3.350%—06/25/2021[3]	6,401
	AMBAC LSNI LLC
901	7.803% (3 Month USD Libor + 5.000) 02/12/2023[2,3]	911
	Jackson National Life Global Funding
6,300	3.300%—06/11/2021[3]	6,320
		19,522
LIFE SCIENCES TOOLS & SERVICES—0.3%
	Thermo Fisher Scientific Inc.
5,300	3.300%—02/15/2022	5,322
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
MACHINERY—0.4%
		CNH Industrial Capital LLC
	$500	3.875%—10/15/2021	$ 500
	2,200	4.375%—11/06/2020	2,219
			2,719
		John Deere Capital Corp. Medium Term Note
	5,600	3.316% (3 Month USD Libor + 0.550) 06/07/2023[2]	5,593
			8,312
MEDIA—1.1%
		Charter Communications Operating LLC / Charter Communications Operating Capital
	1,800	3.579%—07/23/2020	1,805
	4,800	4.464%—07/23/2022	4,900
			6,705
		COX Communications Inc.
	4,700	3.250%—12/15/2022[3]	4,646
		Discovery Communications LLC
	4,000	2.200%—09/20/2019	3,972
		Virgin Media Receivables Financing Notes I Designated Activity Company
GBP	4,130	5.500%—09/15/2024	5,368
			20,691
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.5%
		ERP Operating LP
	$4,100	3.375%—06/01/2025	4,077
		Simon Property Group LP
	6,000	2.500%—09/01/2020	5,966
			10,043
MULTI-UTILITIES—0.3%
		Sempra Energy
	5,200	3.238% (3 Month USD Libor + 0.450) 03/15/2021[2]	5,124
OIL, GAS & CONSUMABLE FUELS—1.1%
		Enbridge Inc.
	2,900	3.183% (3 Month USD Libor + 0.400) 01/10/2020[2]	2,887
		Energy Transfer Partners LP
	1,100	4.150%—10/01/2020	1,111
		Equities Midstream Partners LP
	1,550	4.750%—07/15/2023	1,574
		Genesis Energy LP
	2,700	5.625%—06/15/2024	2,497
		MPLX LP
	3,700	4.900%—04/15/2058	3,315
		Odebrecht Drilling Norbe VIII/IX Ltd.
	1,529	6.350%—12/01/2021[3]	1,484
	3,250	7.350%—12/01/2026[3]	1,929
			3,413
		Odebrecht Offshore Drilling Finance Ltd.
	860	6.720%—12/01/2022[3]	811
	3,200	7.720%—12/01/2026[3]	864
			1,675
		Odebrecht Oil & Gas Finance Ltd.
	2,183	0.000%—02/11/2019[3,7,8]	27
		Rio Oil Finance Trust
	2,417	9.250%—07/06/2024	2,604

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
OIL, GAS & CONSUMABLE FUELS—Continued
		Southern California Gas Co.
	$900	3.200%—06/15/2025	$ 878
			19,981
PHARMACEUTICALS—1.7%
		Abbvie Inc.
	1,000	3.200%—11/06/2022	998
		Allergan Funding SCS
	6,700	3.000%—03/12/2020	6,696
	2,700	3.450%—03/15/2022	2,696
			9,392
		Bayer US Finance II LLC
	6,300	3.875%—12/15/2023[3]	6,298
	2,800	4.250%—12/15/2025[3]	2,793
			9,091
		Mylan NV
EUR	5,100	2.250%—11/22/2024	5,841
		Takeda Pharmaceutical Co. Ltd.
	$3,900	4.400%—11/26/2023[3]	4,022
		Teva Pharmaceutical Finance Netherlands III BV
	3,000	6.750%—03/01/2028	3,123
			32,467
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
		Tesco Property Finance 5 plc
GBP	2,261	5.661%—10/13/2041	3,465
ROAD & RAIL—0.3%
		ERAC USA Finance LLC
	$2,600	3.300%—10/15/2022[3]	2,567
		Penske Truck Leasing Co. LP / PTL Finance Corp.
	3,800	2.700%—03/14/2023[3]	3,635
		TTX Co. Medium Term Note
	250	2.600%—06/15/2020[3]	247
			6,449
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
		Broadcom Corp.
	3,800	3.875%—01/15/2027	3,508
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.7%
		Dell International LLC
	4,000	5.450%—06/15/2023[3]	4,188
		EMC Corp.
	3,600	2.650%—06/01/2020	3,544
		Hewlett Packard Enterprise Co.
	5,900	3.515% (3 Month USD Libor + 0.720) 10/05/2021[2]	5,860
			13,592
THRIFTS & MORTGAGE FINANCE—0.3%
		Nationwide Building Society
	5,300	4.363% (3 Month USD Libor + 1.392) 08/01/2024[2,3]	5,323
TOBACCO—0.1%
		Japan Tobacco Inc. Medium Term Note
	800	2.000%—04/13/2021	779
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
TRADING COMPANIES & DISTRIBUTORS—1.0%
		AerCap Ireland Capital Designated Activity Company
	$2,000	3.500%—05/26/2022	$ 1,959
		Air Lease Corp. Medium Term Note
	3,600	4.250%—02/01/2024	3,604
		Aviation Capital Group LLC
	5,300	3.875%—05/01/2023[3]	5,229
	6,300	4.125%—08/01/2025[3]	6,182
			11,411
		International Lease Finance Corp.
	837	8.250%—12/15/2020	904
		Mitsubishi Corp. Medium Term Note
	400	2.625%—07/14/2022	393
			18,271
WIRELESS TELECOMMUNICATION SERVICES—0.3%
		Sprint Capital Corp.
	3,500	6.900%—05/01/2019	3,536
		Sprint Communications Inc.
	1,400	7.000%—08/15/2020	1,456
			4,992
TOTAL CORPORATE BONDS & NOTES
(Cost $961,340)			953,083

ESCROW— 0.0%
(Cost $15)
Shares
AUTOMOBILES—0.0%
	36,000	General Motors Co. Escrow	— [x]

FOREIGN GOVERNMENT OBLIGATIONS—14.5%
		Argentina Bonar Bonds
ARS	129,200	51.540% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000) 04/03/2022[2]	3,662
		Argentina Pom Politica Monetaria
	2,880	65.510%—06/21/2020[4]	91
		Argentina Treasury Bill
	95,566	0.000%—02/22/2019-04/30/2019[8]	2,621
		Brazil Letras Do Tesouro Nacional
BRL	115,620	0.000%—04/01/2019[9]	31,391
		Hellenic Republic Government Bond
EUR	3,500	4.750%—04/17/2019[3]	4,039
		Hellenic Republic Treasury Bill
	4,700	0.000%—03/15/2019[9]	5,372
		Japan Finance Organization For Municipalities Medium Term Note
	$6,800	2.625%—04/20/2022[3]	6,737
		Japan International Cooperation Agency
	6,900	2.750%—04/27/2027	6,721
		Japan Treasury Discount Bill
JPY	21,450,000	0.000%—02/04/2019-05/09/2019[8]	196,953
		Province of Ontario Canada
CAD	5,600	3.150%—06/02/2022	4,399

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Shares		Value
	Province of Quebec Canada
3,800	3.500%—12/01/2022	$ 3,034
13,900	4.250%—12/01/2021	11,216
		14,250
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $278,871)		276,236

MORTGAGE PASS-THROUGH—72.3%
	Bancorp Commercial Mortgage Trust
	Series 2018-CRE4 Cl. A
$4,767	3.409% (1 Month USD Libor + 0.900) 09/15/2035[2,3]	4,763
	Federal Home Loan Mortgage Corp.
6	4.468% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.209) 06/01/2024[2]	6
346	4.500%—12/01/2040-09/01/2041	362
35	4.505% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250) 08/01/2035[2]	37
989	5.500%—02/01/2038-07/01/2038	1,072
3,629	6.000%—01/01/2029-05/01/2040	3,976
		5,453
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
18,534	1.258%—08/25/2022[2]	691
	Federal Home Loan Mortgage Corp. REMIC[6]
5,456	2.909% (1 Month USD Libor + 0.400) 06/15/2041[2]	5,487
18	2.959% (1 Month USD Libor + 0.450) 11/15/2030[2]	18
41	8.000%—08/15/2022	43
3	9.000%—12/15/2020	3
		5,551
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	Series T-63 Cl. 1A1
103	3.156% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200) 02/25/2045[2]	103
	Series E3 Cl. A
47	3.896%—08/15/2032[2]	47
		150
	Federal Home Loan Mortgage Corp. TBA[9]
23,000	3.000%—02/13/2049	22,604
38,000	3.500%—02/13/2049	38,216
30,000	4.000%—02/13/2049	30,725
15,000	4.500%—02/13/2049	15,595
		107,140
	Federal Housing Authority Project
—	7.400%—02/01/2021	— [x]
	Federal National Mortgage Association
5,300	2.310%—08/01/2022	5,231
6,000	2.870%—09/01/2027	5,844
609	3.000%—02/01/2021-11/01/2025	611
432	3.330%—11/01/2021	441
126	3.500%—03/01/2026-05/01/2027	128
216	3.652% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400) 10/01/2040[2]	215
MORTGAGE PASS-THROUGH—Continued
Shares		Value
6,120	4.000%—09/01/2023-10/01/2048	$ 6,300
57	4.303% (12 Month USD Libor + 1.674) 05/01/2035[2]	59
804	4.405% (12 Month USD Libor + 1.715) 06/01/2035[2]	844
557	4.430% (12 Month USD Libor + 1.693) 08/01/2035[2]	582
7,937	4.500%—06/01/2019-10/01/2042	8,206
4,648	5.000%—12/01/2023-06/01/2044	4,918
26,922	5.500%—01/01/2025-09/01/2041	29,183
8,410	6.000%—07/01/2023-06/01/2040	9,171
		71,733
	Federal National Mortgage Association REMIC[6]
	Series 2015-38 Cl. DF
5,252	2.659% (1 Month USD Libor + 0.310) 06/25/2055[2]	5,244
	Series 2011-98 Cl. ZL
72,119	3.500%—10/25/2041	71,064
	Series 2006-5 Cl. 3A2
65	4.121%—05/25/2035[2]	68
	Series 2003-25 Cl. KP
512	5.000%—04/25/2033	548
	Series 2003-W1 Cl. 1A1
170	5.373%—12/25/2042[2]	179
		77,103
	Federal National Mortgage Association TBA[9]
178,000	3.000%—02/13/2049-03/13/2049	174,770
390,756	3.500%—02/19/2034-04/10/2049	392,598
386,200	4.000%—02/19/2034-03/13/2049	394,868
66,000	4.500%—02/13/2049-03/13/2049	68,518
1,000	5.500%—03/13/2049	1,060
		1,031,814
	Government National Mortgage Association
3,741	5.000%—08/15/2033-06/15/2041	4,003
	Government National Mortgage Association II
282	3.375% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 3.000) 01/20/2025-02/20/2032[2]	292
23	3.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 05/20/2024[2]	23
118	3.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 7.500) 08/20/2022-07/20/2027[2]	121
112	4.125% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 9.000) 12/20/2024-11/20/2029[2]	115
		551
	Government National Mortgage Association TBA[9]
2,000	3.000%—02/21/2049	1,986
9,000	3.500%—02/21/2049	9,114
21,000	4.000%—02/21/2049	21,602
31,000	5.000%—02/21/2049-03/21/2049	32,310
		65,012
TOTAL MORTGAGE PASS-THROUGH
(Cost $1,366,977)		1,373,964

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

MUNICIPAL BONDS—0.5%
Shares		Value
MUNICIPAL BONDS—0.5%
	Chicago Transit Authority
130	6.300%—12/01/2021	$ 137
	City of Chicago, IL
4,800	7.750%—01/01/2042	5,785
	Clark County, NV
4,000	6.350%—07/01/2029	4,060
TOTAL MUNICIPAL BONDS
(Cost $8,815)		9,982

U.S. GOVERNMENT OBLIGATIONS—25.4%
Principal Amount
	U.S. Treasury Bonds
$14,000	2.250%—08/15/2046[10]	12,017
32,500	2.500%—02/15/2045[10]	29,570
1,700	2.500%—02/15/2046	1,541
16,800	2.875%—05/15/2043[10]	16,480
13,000	3.000%—05/15/2042-02/15/2048[10]	12,994
69,800	3.125%—02/15/2042-08/15/2044[10]	71,572
1,800	3.625%—02/15/2044	2,003
4,200	4.250%—05/15/2039[10]	5,098
10,500	4.375%—05/15/2040[10]	12,964
12,000	4.625%—02/15/2040[10]	15,293
		179,532
	U.S. Treasury Inflation Indexed Bonds[11]
11,953	0.375%—07/15/2027	11,614
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
$8,593	0.625%—01/15/2026	$ 8,530
28,418	0.750%—07/15/2028	28,449
		48,593
	U.S. Treasury Notes
16,800	1.375%—03/31/2020[10]	16,577
21,000	1.750%—09/30/2022[10]	20,501
25,100	1.875%—07/31/2022[10]	24,637
94,000	2.000%—08/31/2021-12/31/2021[10]	92,918
68,200	2.250%—11/15/2024-08/15/2027[10]	66,643
33,300	2.375%—05/15/2027[10]	32,798
		254,074
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $476,441)		482,199

SHORT-TERM INVESTMENTS—0.2%
(Cost $4,796)
COMMERCIAL PAPER—0.2%
	Campbell Soup Co.
4,800	3.100%—02/11/2019[3]	4,796
TOTAL INVESTMENTS—180.3%
(Cost $3,417,406)		3,428,957
CASH AND OTHER ASSETS, LESS LIABILITIES—(80.3)%		(1,527,505)
TOTAL NET ASSETS—100.0%		$ 1,901,452

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Australian Government Bond Futures 10 year (Short)	708	03/15/2019	AUD 94,532	$ (1,308)
Canadian Government Bond Futures 10 year (Short)	189	03/20/2019	CAD 26,014	(732)
Euribor Interest Rate 3 month (Long)	2,149	06/17/2019	EUR 538,808	(18)
Euro-BTP Futures (Short)	1,382	03/07/2019	179,066	(11,576)
Euro-BUND Futures (Long)	664	03/07/2019	110,005	2,340
Euro-BUXL Bond Futures 30 year (Short)	123	03/07/2019	22,861	(1,312)
Euro-OAT Futures (Short)	964	03/07/2019	147,415	(2,635)
United Kingdom GILT Futures 90 day (Short)	144	03/27/2019	GBP 17,788	126
Eurodollar Futures-CME 90 day (Long)	232	03/18/2019	$ 56,466	40
Eurodollar Futures-CME 90 day (Short)	1,076	06/15/2020	262,356	(596)
Eurodollar Futures-CME 90 day (Short)	475	09/14/2020	115,870	(291)
Eurodollar Futures-CME 90 day (Short)	286	12/14/2020	69,759	(321)
U.S Treasury Bond Futures 30 year (Short)	935	03/20/2019	137,153	(6,846)
U.S. Treasury Note Futures 5 year (Long)	3,831	03/29/2019	440,026	7938
U.S. Treasury Note Futures 10 year (Short)	1,469	03/20/2019	179,906	(4,412)
Total Futures Contracts				$(19,603)

PURCHASED OPTIONS
PURCHASED OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Euro-BTP Futures Option (Call)	Eurex	EUR 160.00	02/22/2019	478	$ 6	$ 5

Harbor Bond Fund
Portfolio of Investments—Continued

PURCHASED OPTIONS—Continued
PURCHASED OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN—Continued
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Euro-BTP Futures Option (Call)	Eurex	EUR 159.00	02/22/2019	150	$ 2	$ 2
Euro-BTP Futures Option (Call)	Eurex	156.00	02/22/2019	600	7	7
Euro-BTP Futures Option (Call)	Eurex	155.00	02/22/2019	154	2	2
Euro-BUND Futures Option (Put)	Eurex	147.00	02/22/2019	309	4	4
Euro-BUND Futures Option (Put)	Eurex	152.00	02/22/2019	196	2	2
Euro-BUND Futures Option (Put)	Eurex	151.50	02/22/2019	249	3	3
Euro-OAT Futures Option (Call)	Eurex	166.00	02/22/2019	830	10	9
Euro-OAT Futures Option (Call)	Eurex	165.00	02/22/2019	67	1	1
Euro-OAT Futures Option (Call)	Eurex	162.00	02/22/2019	121	2	1
United Kingdom GILT Futures Option 90 day (Call)	ICE Group	150.00	02/22/2019	144	2	—
Total Purchased Options that Require Periodic Settlement of Variation Margin					$41	$ 36
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Currency Option U.S. Dollar vs. Canadian Dollar (Call)	HSBC Bank USA NA	$ 1.43	02/13/2019	4,500,000	$—	$—
Currency Option U.S. Dollar vs. Japanese Yen (Put)	HSBC Bank USA NA	85.00	02/05/2019	38,000,000	4	—
Currency Option U.S. Dollar vs. Japanese Yen (Put)	HSBC Bank USA NA	92.00	02/15/2019	15,000,000	2	—
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Goldman Sachs Bank USA	21.75	02/13/2019	12,000,000	1	—
Federal National Mortgage Association Future 30 year (Put)	Goldman Sachs & Co. LLC	78.00	03/06/2019	126,000,000	10	—
Federal National Mortgage Association Future 30 year (Put)	JP Morgan Chase Bank NA	69.00	03/06/2019	3,000,000	—	—
Federal National Mortgage Association Future 30 year (Put)	JP Morgan Chase Bank NA	70.00	03/06/2019	76,000,000	3	—
Federal National Mortgage Association Future 30 year (Put)	JP Morgan Chase Bank NA	72.00	03/06/2019	4,100,000	—	—
U.S. Treasury Bond Option 30 year (Call)	Chicago Board of Trade	169.00	02/22/2019	811	7	1
U.S. Treasury Bond Option 30 year (Call)	Chicago Board of Trade	170.00	02/22/2019	107	1	—
U.S. Treasury Bond Option 30 year (Call)	Chicago Board of Trade	185.00	02/22/2019	17	—	—
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	103.75	02/22/2019	5,119	44	5
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	131.00	02/22/2019	343	3	—
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	131.50	02/22/2019	47	—	—
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	133.50	02/22/2019	463	4	1
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	134.00	02/22/2019	114	1	—
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	135.00	03/22/2019	85	1	1
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	135.50	02/22/2019	11	—	—
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	136.50	02/22/2019	3	—	—
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	137.50	02/22/2019	69	1	—
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	138.50	02/22/2019	17	—	—
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	139.50	03/22/2019	6	—	—
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	140.00	03/22/2019	39	—	—
Total Purchased Options Not Settled Through Variation Margin					$ 82	$ 8
PURCHASED SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Interest Rate Swap Option 30 year (Put)	Goldman Sachs Bank USA	Markit iTraxx Europe	Pay	2.94%	12/12/2019	1,800,000	$ 86	$ 57
Total Purchased Options							$209	$101

WRITTEN OPTIONS
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Strike Index/Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	215.949 [j]	03/12/2020	14,100,000	$ 119	$ —
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	216.687 [j]	04/07/2020	33,900,000	302	—

Harbor Bond Fund
Portfolio of Investments—Continued

WRITTEN OPTIONS—Continued
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN—Continued
Description	Counterparty	Strike Index/Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	217.965 [j]	09/29/2020	15,100,000	$ 195	$ —
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Deutsche Bank AG	215.949 [j]	03/10/2020	5,100,000	38	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Deutsche Bank AG	218.011 [j]	10/13/2020	15,600,000	153	—
Currency Option Great Britain Pound vs. U.S. Dollar (Put)	Citibank NA	GBP 1.25	03/18/2019	7,500,000	112	(24)
Currency Option Great Britain Pound vs. U.S. Dollar (Put)	Goldman Sachs Bank USA	1.25	03/07/2019	9,300,000	112	(18)
Currency Option Great Britain Pound vs. U.S. Dollar (Put)	JP Morgan Chase Bank NA	1.25	03/14/2019	2,600,000	39	(8)
Currency Option U.S. Dollar vs. Canadian Dollar (Call)	Barclays Bank plc	$ 1.36	02/18/2019	6,400,000	31	(1)
Currency Option U.S. Dollar vs. Canadian Dollar (Call)	Citibank NA	1.37	02/14/2019	9,500,000	43	—
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Barclays Bank plc	19.90	02/20/2019	2,700,000	22	(4)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Citibank NA	20.20	03/06/2019	8,500,000	93	(20)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Goldman Sachs Bank USA	20.00	02/21/2019	4,500,000	36	(6)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Goldman Sachs Bank USA	20.20	03/06/2019	7,200,000	79	(17)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	HSBC Bank USA NA	19.82	02/07/2019	5,400,000	38	(1)
Currency Option U.S. Dollar vs. Russian Ruble (Call)	Goldman Sachs Bank USA	69.00	03/07/2019	4,900,000	61	(15)
Currency Option U.S. Dollar vs. Russian Ruble (Call)	Goldman Sachs Bank USA	69.75	03/25/2019	4,900,000	64	(20)
Total Written Options Not Settled Through Variation Margin					$1,537	$(134)
WRITTEN SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Buy/Sell Credit Protection Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Credit Default Swap Option (Put)	Barclays Bank plc	Markit CDX North America Investment Grade	Sell	1.050%	02/20/2019	6,900,000	$ 12	$ (1)
Credit Default Swap Option (Put)	BNP Paribas SA	Markit CDX North America Investment Grade	Sell	1.000	02/20/2019	2,900,000	4	—
Credit Default Swap Option (Put)	Citibank NA	Markit CDX North America Investment Grade	Sell	1.100	02/20/2019	1,700,000	2	—
Credit Default Swap Option (Put)	Citibank NA	Markit CDX North America Investment Grade	Sell	1.100	03/20/2019	16,700,000	36	(2)
Credit Default Swap Option (Put)	Goldman Sachs International	Markit CDX North America Investment Grade	Sell	1.100	02/20/2019	5,300,000	4	—
Credit Default Swap Option (Put)	Goldman Sachs International	Markit CDX North America Investment Grade	Sell	2.400	09/18/2019	4,400,000	8	(1)
Credit Default Swap Option (Put)	JP Morgan Chase Bank NA	Markit CDX North America Investment Grade	Sell	1.200	03/20/2019	2,800,000	5	—
Credit Default Swap Option (Put)	Morgan Stanley Capital Services LLC	Markit CDX North America Investment Grade	Sell	1.100	02/20/2019	7,700,000	8	(1)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Bank USA	Markit iTraxx Europe	Pay	2.750	12/12/2019	7,800,000	85	(49)
Total Written Swap Options Not Settled Through Variation Margin							$ 164	$ (54)
Total Written Options							$1,701	$(188)

FORWARD CURRENCY CONTRACTS
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
HSBC Bank USA	$ 16	ARS 8,241	02/22/2019	$ 4
HSBC Bank USA	$ 7	ARS 268	02/28/2019	—
HSBC Bank USA	$ 3	ARS 512	02/28/2019	—
JP Morgan Chase Bank NA	AUD 2,921	$ 2,763	02/04/2019	(31)
BNP Paribas SA	$ 8,027	BRL 31,500	02/04/2019	608
Citibank NA	$ 1,172	BRL 4,411	02/04/2019	37
Deutsche Bank AG	$ 9,833	BRL 35,911	02/04/2019	10

Harbor Bond Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	BRL 31,500	$ 8,626	02/04/2019	$ (9)
Citibank NA	BRL 4,411	$ 1,208	02/04/2019	(1)
Citibank NA	BRL 4,411	$ 1,170	03/06/2019	(37)
Deutsche Bank AG	BRL 35,911	$ 9,309	02/04/2019	(534)
Goldman Sachs Bank USA	BRL 19,480	$ 8,129	04/02/2019	(586)
JP Morgan Chase Bank	BRL 83,700	$ 22,080	04/02/2019	(771)
Barclays Bank plc	$ 1,611	GBP 6,506	02/15/2019	213
Goldman Sachs Bank USA	$ 1,420	GBP 57,821	02/15/2019	1,939
JP Morgan Chase Bank NA	$ 2,275	GBP 10,925	02/15/2019	475
Barclays Bank plc	GBP 19,348	$ 24,800	02/15/2019	(596)
Citibank NA	GBP 4,642	$ 5,838	02/15/2019	(254)
JP Morgan Chase Bank NA	GBP 11,563	$ 25,986	02/15/2019	(804)
UBS AG	GBP 15,494	$ 58,246	02/15/2019	(975)
Citibank NA	$ 12,299	CAD 16,260	03/04/2019	86
JP Morgan Chase Bank NA	$ 6,644	CAD 37,853	02/04/2019	266
Citibank NA	CAD 21,593	$ 28,538	02/04/2019	(273)
Barclays Bank plc	$ 2,273	EUR 7,004	02/15/2019	29
Barclays Bank plc	$ 1,537	EUR 1,333	02/15/2019	(9)
Goldman Sachs Bank USA	$ 1,201	EUR 1,049	02/15/2019	1
HSBC Bank USA	$ 9,794	EUR 8,492	03/04/2019	(48)
JP Morgan Chase Bank NA	$ 9,753	EUR 8,492	02/04/2019	(31)
JP Morgan Chase Bank NA	$ 5,754	EUR 18,802	02/15/2019	109
Barclays Bank plc	EUR 1,649	$ 3,070	02/15/2019	(6)
BNP Paribas SA	EUR 873	$ 1,003	02/15/2019	3
Citibank NA	EUR 1,399	$ 2,821	02/15/2019	(2)
Goldman Sachs Bank USA	EUR 1,066	$ 3,302	02/15/2019	9
HSBC Bank USA	EUR 2,115	$ 2,430	02/15/2019	6
HSBC Bank USA	EUR 1,531	$ 2,922	02/15/2019	(10)
HSBC Bank USA	EUR 1,600	$ 6,003	03/15/2019	604
JP Morgan Chase Bank NA	EUR 41,841	$ 52,763	02/15/2019	(247)
JP Morgan Chase Bank NA	EUR 1,009	$ 1,167	02/15/2019	11
NatWest Markets Plc	EUR 5,100	$ 5,845	02/15/2019	—
Société Générale	$ 140	INR 10,029	03/20/2019	—
Barclays Bank plc	$ 5,221	JPY 586,100	02/15/2019	166
Citibank NA	$ 22,891	JPY 2,530,000	02/04/2019	344
Citibank NA	$ 6,661	JPY 6,821,300	02/15/2019	2,387
JP Morgan Chase Bank NA	$ 6,270	JPY 702,900	02/15/2019	191
Barclays Bank plc	JPY 8,610,000	$ 77,352	02/04/2019	(1,721)
Barclays Bank plc	JPY 2,766,800	$ 106,267	02/15/2019	(3,162)
Barclays Bank plc	JPY 900,000	$ 8,340	02/15/2019	68
BNP Paribas SA	JPY 6,460,000	$ 57,443	02/25/2019	(1,973)
Citibank NA	JPY 1,640,000	$ 48,676	02/12/2019	(1,406)
Citibank NA	JPY 1,478,600	$ 13,199	02/15/2019	(391)
Goldman Sachs Bank USA	JPY 466,100	$ 4,198	02/15/2019	(86)
JP Morgan Chase Bank NA	JPY 675,100	$ 5,973	02/15/2019	(232)
UBS AG	JPY 3,460,000	$ 31,809	05/09/2019	(221)
Barclays Bank plc	$ 6,302	MXN 121,243	02/15/2019	24
Citibank NA	$ 2,642	MXN 51,305	03/11/2019	24
Citibank NA	$ 6,650	MXN 129,070	04/15/2019	23
Citibank NA	$ 5,616	MXN 108,621	04/24/2019	(8)
Citibank NA	$ 6,143	MXN 120,738	08/14/2019	(15)
HSBC Bank USA	$ 9,524	MXN 185,827	03/11/2019	136
JP Morgan Chase Bank NA	$ 5,699	MXN 108,621	02/11/2019	(28)
Citibank NA	MXN 108,621	$ 5,677	02/11/2019	5
Citibank NA	MXN 120,738	$ 6,297	03/11/2019	20
Citibank NA	MXN 116,394	$ 5,967	03/11/2019	(84)
BNP Paribas SA	$ 5,573	RUB 376,006	03/15/2019	135
Citibank NA	$ 221	RUB 14,930	03/15/2019	6
Goldman Sachs Bank USA	$ 518	RUB 34,975	03/11/2019	14
Goldman Sachs Bank USA	$ 69	RUB 4,661	03/26/2019	2
JP Morgan Chase Bank	$ 776	RUB 52,520	03/11/2019	22
JP Morgan Chase Bank	$ 2,144	RUB 144,884	03/15/2019	56
JP Morgan Chase Bank	$ 1,107	RUB 74,905	03/26/2019	27
Goldman Sachs Bank USA	RUB 87,335	$ 1,294	03/11/2019	(33)
Goldman Sachs Bank USA	RUB 79,521	$ 1,176	03/26/2019	(28)
Barclays Bank plc	$ 5,932	SGD 8,090	03/20/2019	84

Harbor Bond Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	$ 5,448	SGD 7,441	03/20/2019	$ 85
Citibank NA	$ 10,103	SGD 13,783	03/20/2019	147
Barclays Bank plc	SGD 3,561	$ 2,612	03/20/2019	(36)
HSBC Bank USA	SGD 10,133	$ 7,397	03/20/2019	(138)
JP Morgan Chase Bank NA	SGD 3,828	$ 2,794	03/20/2019	(53)
Société Générale	SGD 11,787	$ 8,606	03/20/2019	(159)
BNP Paribas SA	$ 13,054	TRY 74,677	03/15/2019	1,053
Société Générale	$ 3,691	TRY 20,339	02/19/2019	206
JP Morgan Chase Bank	TRY 89,046	$ 15,679	02/19/2019	(2,289)
Total Forward Currency Contracts				$(7,652)

INTEREST RATE SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Receive	1.750%	Semi-annual	12/16/2046	CAD 1,900	$ 269	$ (25)	$ 294
LCH Group	EUR-EURIBOR-Act/360- Bloomberg 6-Month	Pay	1.000	Annual	03/20/2029	EUR 91,900	3,205	(408)	3,613
LCH Group	EUR-EURIBOR-Act/360- Bloomberg 6-Month	Pay	1.000	Annual	06/19/2029	30,200	892	95	797
LCH Group	EUR-EURIBOR-Act/360- Bloomberg 6-Month	Pay	1.501	Annual	07/04/2042	19,600	1,539	—	1,539
LCH Group	EUR-EURIBOR-Act/360- Bloomberg 6-Month	Pay	1.500	Annual	03/20/2049	7,200	545	(144)	689
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.500	Semi-annual	03/20/2024	GBP 39,300	(598)	(35)	(563)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.500	Semi-annual	03/20/2029	7,700	(74)	124	(198)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.500	Semi-annual	06/19/2029	7,800	(59)	(61)	2
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.750	Semi-annual	03/20/2049	10,500	(662)	(64)	(598)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.750	Semi-annual	06/19/2049	9,500	(582)	(660)	78
CME Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	03/18/2026	JPY 11,580,000	(2,012)	(643)	(1,369)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	03/18/2026	7,980,000	(1,397)	(495)	(902)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	09/20/2027	2,180,000	(370)	(113)	(257)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	03/20/2028	1,020,000	(166)	73	(239)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.380	Semi-annual	06/18/2028	5,480,000	1,221	209	1,012
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.399	Semi-annual	06/18/2028	770,000	(185)	(1)	(184)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.450	Semi-annual	03/20/2029	670,000	(179)	(49)	(130)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.750	Semi-annual	03/20/2038	2,120,000	(1,020)	44	(1,064)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.800	Semi-annual	10/22/2038	220,000	(121)	—	(121)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.705	Semi-annual	10/31/2038	640,000	(241)	41	(282)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.785	Semi-annual	11/12/2038	320,000	(166)	1	(167)

Harbor Bond Fund
Portfolio of Investments—Continued

INTEREST RATE SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.750%	Semi-annual	12/20/2038	JPY 2,785,000	$(1,239)	$ 168	$(1,407)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	1.000	Semi-annual	03/21/2048	240,000	(210)	(7)	(203)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.800	Semi-annual	08/22/2023	$ 122,400	2,312	(2,780)	5,092
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.905	Semi-annual	08/22/2048	16,600	(377)	1,637	(2,014)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.930	Semi-annual	08/22/2048	6,000	(168)	637	(805)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.940	Semi-annual	08/22/2048	5,300	(160)	518	(678)
LCH Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.250	Semi-annual	06/20/2028	51,400	1,732	2,891	(1,159)
Centrally Cleared Interest Rate Swaps									776
Interest Rate Swaps									$ 776
CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount (000s)[e]	Value (000s)[f]	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	iTraxx Europe Series 29 Version 1 0.001%	Buy	1.000%	06/20/2023	0.600%	Quarterly	EUR 60,400	$(1,274)	$(1,070)	$ (204)
ICE Group	TESCO PLC 6.000% due 12/14/2029	Sell	1.000	06/20/2022	0.770	Quarterly	5,000	58	(244)	302
ICE Group	Markit CDX North American Investment Grade Index Series 31 0.001%	Sell	1.000	12/20/2023	0.660	Quarterly	$ 46,900	773	536	237
ICE Group	Ford Motor Company 4.346% due 12/08/2026	Sell	5.000	06/20/2023	2.350	Quarterly	2,100	233	312	(79)
ICE Group	General Electric Company 2.700% due 10/09/2022	Sell	1.000	12/20/2023	1.250	Quarterly	4,900	(51)	(222)	171
ICE Group	MBIA Inc. 6.625% due 10/01/2028	Sell	5.000	12/20/2019	0.750	Quarterly	7,000	305	(237)	542
ICE Group	MetLife, Inc. 4.750% due 02/08/2021	Sell	1.000	06/20/2021	0.330	Quarterly	2,100	36	12	24
ICE Group	MetLife, Inc. 4.750% due 02/08/2021	Sell	1.000	12/20/2021	0.390	Quarterly	6,900	126	2	124
ICE Group	The Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Sell	1.000	09/20/2020	0.410	Quarterly	8,000	87	127	(40)
Centrally Cleared Credit Default Swaps										$1,077

Harbor Bond Fund
Portfolio of Investments—Continued

CREDIT DEFAULT SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount (000s)[e]	Value (000s)[f]	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	Axa Equitable Holdings Inc. 3.900% due 04/20/2023	Sell	1.000%	06/20/2023	1.699%	Quarterly	$ 4,200	$(99)	$(114)	$ 15
Goldman Sachs International	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	12/20/2019	0.610	Quarterly	400	2	(42)	44
HSBC Bank USA NA	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	03/20/2020	0.740	Quarterly	200	1	(36)	37
JP Morgan Chase Bank NA	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	12/20/2019	0.610	Quarterly	2,100	9	(238)	247
Over-the-Counter Credit Default Swaps										343
Credit Default Swaps										$1,420
Total Swaps										$2,196

FIXED INCOME INVESTMENTS SOLD SHORT — (4.6)%
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 64,077	Federal National Mortgage Association TBA[9] 3.500%—02/13/2049	$ 64,020	$ (64,401)
13,000	Federal National Mortgage Association TBA[9] 4.500%—02/13/2049	13,462	(13,509)
9,000	Federal National Mortgage Association TBA[9] 6.000%—03/13/2049	9,676	(9,676)
Total Fixed Income Investments Sold Short		$ 87,158	$ (87,586)
REVERSE REPURCHASE AGREEMENTS — (17.2)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Value (000s)
Bank of Montreal	2.720%	12/26/2018	02/27/2019	$ 17,693	$ (17,693)
Bank of Nova Scotia	2.640%	01/08/2019	04/09/2019	67,481	(67,481)
Deutsche Bank	2.510%	11/01/2018 - 11/23/2018	02/01/2019	13,549	(13,549)
Royal Bank of Canada	2.570 - 2.600%	01/17/2019 - 1/31/2019	02/01/2019 - 02/28/2019	159,113	(159,113)
Royal Bank of Scotland	2.540%	11/12/2018 - 11/19/2018	02/13/2019 - 02/14/2019	25,180	(25,180)
Societe Generale	2.540 - 2.560%	01/16/2019 - 01/23/2019	02/07/2019	44,744	(44,744)
Total Reverse Repurchase Agreements				$327,760	$(327,760)
SALE-BUYBACK TRANSACTIONS — (3.7)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Value (000s)
BNP Paribas NY	2.250%	01/31/2019	02/01/2019	$34,162	$(35,021)
UBS Securities LLC	1.750 - 2.375%	01/22/2019 - 01/29/2019	04/23/2019 - 4/30/2019	33,302	(34,860)
Total Sale-Buyback Transactions				$ 67,464	$(69,881)

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$209,907	$ —	$209,907
Bank Loan Obligations	—	—	5,168	5,168
Collateralized Mortgage Obligations	—	113,622	—	113,622
Corporate Bonds & Notes	—	953,083	—	953,083
Escrow	—	—	—	—

Harbor Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Foreign Government Obligations	$ —	$ 276,236	$ —	$ 276,236
Mortgage Pass-Through	—	1,373,964	—	1,373,964
Municipal Bonds	—	9,982	—	9,982
U.S. Government Obligations	—	482,199	—	482,199
Short-Term Investments
Commercial Paper	—	4,796	—	4,796
Total Investments in Securities	$ —	$3,423,789	$5,168	$3,428,957
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 9,635	$ —	$ 9,635
Futures Contracts	10,444	—	—	10,444
Purchased Options	44	57	—	101
Swap Agreements	—	14,859	—	14,859
Total Financial Derivative Instruments - Assets	$ 10,488	$ 24,551	$ —	$ 35,039
Liability Category
Fixed Income Investments Sold Short	$ —	$ (87,586)	$ —	$ (87,586)
Reverse Repurchase Agreements	—	(327,760)	—	(327,760)
Sale-Buyback Transactions	—	(69,881)	—	(69,881)
Total Investments Sold Short and Secured Borrowings	$ —	$ (485,227)	$ —	$ (485,227)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (17,287)	$ —	$ (17,287)
Futures Contracts	(30,047)	—	—	(30,047)
Swap Agreements	—	(12,663)	—	(12,663)
Written Options	—	(188)	—	(188)
Total Financial Derivative Instruments - Liabilities	$(30,047)	$ (30,138)	$ —	$ (60,185)
Total Investments	$(19,559)	$2,932,975	$5,168	$2,918,584
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2019.
Valuation Description	Beginning Balance as of 11/01/2018 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2019 (000s)
Bank Loan Obligations	$5,185	$—	$—	$—	$—	$(17)	$—	$—	$5,168
Escrow	—	—	—	—	—	—	—	—	—
Mortgage Pass-Through	1	—	—	—	—	(1)	—	—	—
	$5,186	$—	$—	$—	$—	$(18)	$—	$—	$5,168
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2019 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Bank Loan Obligations
Toyota Motor Credit Corporation
Revolver Term Out Loan	$ 5,168	Benchmark Pricing	Base Price Plus Spread	$ 99.39
Escrow
General Motors Co. Escrow	$ —	Cash Available in Relation to Claims	Estimated Recovery Value	$ 0.00
Mortgage Pass-Through
Federal Housing Authority Project	$ —	Benchmark Pricing	Base Price	$ 100.12
$ 5,168

Harbor Bond Fund
Portfolio of Investments—Continued

DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$ 1,743	$ (328)
Foreign Exchange Contracts	9,635	(17,421)
Interest Rate Contracts	23,661	(42,436)
Total	$35,039	$(60,185)

1	CLO after the name of a security stands for Collateralized Loan Obligation.
2	Variable rate security; the stated rate represents the rate in effect at January 31, 2019.
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2019, the aggregate value of these securities was $459,625 or 24% of net assets.
4	Floating rate security; the stated rate represents the rate in effect at January 31, 2019.
5	Step coupon security; the stated rate represents the rate in effect at January 31, 2019.
6	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
7	Perpetuity bond; the maturity date represents the next callable date.
8	Zero coupon bond
9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2019. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
10	At January 31, 2019, a portion of securities held by the Fund were pledged as collateral for exchange traded and centrally cleared derivatives, over-the-counter (OTC) derivatives, forward commitments, or secured borrowings (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $359,002 or 19% of net assets.
11	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
f	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
j	Amount represents Index Value
x	Fair valued in accordance with Harbor Funds Valuation Procedures.
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
GBP	British Pound
CAD	Canadian Dollar
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
SGD	Singapore Dollar
TRY	Turkish Lira
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Real Return Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—5.0%
Principal Amount		Value
	Countrywide Asset-Backed Certificates
	Series 2007-1A Cl. 1
$50	2.650% (1 Month USD Libor + 0.140) 07/25/2037[1]	$ 45
	Series 2007-8 Cl. 1A1
232	2.700% (1 Month USD Libor + 0.190) 11/25/2037[1]	220
	Series 2006-19 Cl. 2A3
100	2.760% (1 Month USD Libor + 0.250) 03/25/2037[1]	94
		359
	Credit-Based Asset Servicing & Securitization LLC
	Series 2007-CB6 Cl. A3
174	2.730% (1 Month USD Libor + 0.220) 07/25/2037[1,2]	113
	Crown Point CLO Ltd.[3]
	Series 2018-5A Cl. A
300	3.713% (3 Month USD Libor + 0.940) 07/17/2028[1,2]	297
	Evans Grove CLO Ltd.[3]
	Series 2018-1A Cl. A1
200	3.627% (3 Month USD Libor + 0.920) 05/28/2028[1,2]	199
	Figueroa CLO Ltd.[3]
	Series 2013-2A Cl. A1RR
100	3.642% (3 Month USD Libor + 0.850) 06/20/2027[1,2]	99
	Fremont Home Loan Trust
	Series 2006-C Cl. 1A1
24	2.645% (1 Month USD Libor + 0.135) 10/25/2036[1]	22
	GSAMP Trust
	Series 2004-WF Cl. M2
83	4.160% (1 Month USD Libor + 1.100) 10/25/2034[1]	81
	Home Equity Mortgage Loan Asset-Backed Trust
	Series 2007-A Cl. 1A
31	2.730% (1 Month USD Libor + 0.220) 04/25/2037[1]	25
	JMP Credit Advisors CLO IIIR Ltd.[3]
	Series 2014-1RA Cl. A
250	3.623% (3 Month USD Libor + 0.850) 01/17/2028[1,2]	250
	Long Beach Mortgage Loan Trust
	Series 2006-7 Cl. 2A2
29	2.630% (1 Month USD Libor + 0.120) 08/25/2036[1]	16
	Series 2006-WL3 Cl. 2A4
269	2.810% (1 Month USD Libor + 0.300) 01/25/2036[1]	248
	Series 2005-WL2 Cl. M2
355	3.245% (1 Month USD Libor + 0.490) 08/25/2035[1]	356
		620
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
182	2.750% (1 Month USD Libor + 0.240) 06/25/2036[1]	102
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A2FP
97	2.580% (1 Month USD Libor + 0.070) 10/25/2036[1]	59
	Morgan Stanley Mortgage Loan Trust
	Series 2006-15XS Cl. A6A
110	5.910%—11/25/2036[4]	51
	Mountain View CLO X Ltd.[3]
	Series 2015-10A Cl. AR
200	3.617% (3 Month USD Libor + 0.820) 10/13/2027[1,2]	199
	Navient Student Loan Trust
	Series 2016-7A Cl. A
149	3.660% (1 Month USD Libor + 1.150) 03/25/2066[1,2]	151
	Octagon Investment Partners XXIII Ltd.
	Series 2015-A1R Cl. 1A
260	3.637% (3 Month USD Libor + 0.855) 07/15/2027[1,2]	257
	Saxon Asset Securities Trust
	Series 2007-3 Cl. 1A
53	2.820% (1 Month USD Libor + 0.310) 09/25/2047[1]	51
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Series 2003-1 Cl. AF7
$58	4.034%—06/25/2033[4]	$ 59
		110
	Soundview Home Loan Trust
	Series 2007-OPT1 Cl. 1A1
39	2.710% (1 Month USD Libor + 0.200) 06/25/2037[1]	29
	Series 2006-OPT2 Cl. A4
200	2.790% (1 Month USD Libor + 0.280) 05/25/2036[1]	193
		222
	TICP CLO III-2 Ltd.[3]
	Series 2018-3R Cl. A
250	3.601% (3 Month USD Libor + 0.840) 04/20/2028[1,2]	248
	Venture XII CLO Ltd.[3]
	Series 2012-12A Cl. ARP
250	3.507% (3 Month USD Libor + 0.800) 02/28/2026[1,2]	248
	Venture XVI CLO Ltd.[3]
	Series 2014-16A Cl. ARR
400	3.637% (3 Month USD Libor + 0.850) 01/15/2028[1,2]	396
	Volt LXII LLC
	Series 2017-NPL9 Cl. A1
72	3.125%—09/25/2047[2,4]	71
TOTAL ASSET-BACKED SECURITIES
(Cost $4,024)		4,179

COLLATERALIZED MORTGAGE OBLIGATIONS—1.8%
	Alliance Bancorp Trust
	Series 2007 Cl. OA1
64	2.750% (1 Month USD Libor + 0.240) 07/25/2037[1]	57
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2006-2 Cl. 3A2
19	4.174%—07/25/2036[1]	18
	Series 2005-12 Cl. 23A1
40	4.183%—02/25/2036[1]	37
		55
	Citigroup Mortgage Loan Trust Inc.
	Series 2005-12 Cl. 2A1
273	3.310% (1 Month USD Libor + 0.800) 08/25/2035[1,2]	256
	Series 2007-AR4 Cl. 1A1A
135	4.149%—03/25/2037[1]	133
		389
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB5 Cl. 2A1
13	4.317%—04/20/2035[1]	13
	First Horizon Alternative Mortgage Securities Trust
	Series 2006-FA8 Cl. 1A7
10	6.000%—02/25/2037	8
	Lavender Trust
	Series 2010-RR2A Cl. A4
1,115	6.250%—10/26/2036[2]	886
	Morgan Stanley Mortgage Loan Trust
	Series 2006-8AR Cl. 6A1
81	4.308%—06/25/2036[1]	82
	Residential Asset Securitization Trust
	Series 2006-R1 Cl. A2
48	2.910% (1 Month USD Libor + 0.400) 01/25/2046[1]	23

Harbor Real Return Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		Washington Mutual Mortgage Pass Through Certificates Trust
		Series 2003-AR9 Cl. 2A
	$13	4.376%—09/25/2033[1]	$ 13
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,396)			1,526

CORPORATE BONDS & NOTES—8.7%
AUTOMOBILES—0.5%
		Ford Motor Credit Co. LLC Medium Term Note
EUR	400	0.114% (3 Month EUR Libor + 0.430) 05/14/2021[1]	437
BANKS—1.7%
		Bank of America Corp.
	$60	5.875% (3 Month USD Libor + 2.931) 03/15/2028[1,5]	59
		Deutsche Bank AG/New York
	500	4.250%—10/14/2021	495
		ING Bank NV Medium Term Note
	100	2.625%—12/05/2022[2]	99
		Toronto Dominion Bank
	200	2.250%—03/15/2021[2]	197
		Unicredit SpA Medium Term Note
	500	7.830%—12/04/2023[2]	533
			1,383
CAPITAL MARKETS—1.0%
		Goldman Sachs Group Inc.
	500	3.988% (3 Month USD Libor + 1.200) 09/15/2020[1]	505
		UBS AG
	300	3.347% (3 Month USD Libor + 0.580) 06/08/2020[1,2]	301
			806
CONSUMER FINANCE—1.2%
		FCE Bank plc Medium Term Note
EUR	200	1.875%—06/24/2021	228
		Navient Corp. Medium Term Note
	$740	4.427% (US CPI Urban Consumers YoY + 2.250) 05/03/2019[1,6]	746
			974
DIVERSIFIED FINANCIAL SERVICES—0.1%
		B.A.T Capital Corp.
	100	3.204% (3 Month USD Libor + 0.590) 08/14/2020[1]	99
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
		AT&T Inc.
	100	3.488% (3 Month USD Libor + 0.750) 06/01/2021[1]	100
	100	5.150%—02/15/2050	97
			197
ELECTRIC UTILITIES—0.2%
		Nextera Energy Capital Holdings Inc.
	160	3.053% (3 Month USD Libor + 0.315) 09/03/2019[1]	160
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.6%
		American Tower Corp.
	500	5.050%—09/01/2020	516
GAS UTILITIES—0.1%
		Sempra Energy
	100	3.238% (3 Month USD Libor + 0.450) 03/15/2021[1]	99
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
		Boston Scientific Corp.
	$200	2.850%—05/15/2020	$ 200
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
		Emera US Finance LP
	200	2.700%—06/15/2021	196
INTERACTIVE MEDIA & SERVICES—0.1%
		eBay Inc.
	100	2.750%—01/30/2023	96
OIL, GAS & CONSUMABLE FUELS—0.9%
		Dominion Energy Gas Holdings LLC
	100	3.388% (3 Month USD Libor + 0.600) 06/15/2021[1]	99
		Enbridge Inc.
	100	3.183% (3 Month USD Libor + 0.400) 01/10/2020[1]	100
		Petrobras Global Finance BV
	325	5.299%—01/27/2025	326
	200	7.375%—01/17/2027	217
			543
			742
THRIFTS & MORTGAGE FINANCE—0.3%
		Nationwide Building Society Medium Term Note
GBP	200	6.875% (GBP Swap 5 Year + 4.880) 6/20/2019[1,5]	265
TRADING COMPANIES & DISTRIBUTORS—1.0%
		AerCap Ireland Capital Ltd.
	$300	4.625%—10/30/2020	303
		Aircastle Ltd.
	500	5.125%—03/15/2021	513
			816
WIRELESS TELECOMMUNICATION SERVICES—0.4%
		Sprint Corp.
	300	7.250%—09/15/2021	316
TOTAL CORPORATE BONDS & NOTES
(Cost $7,280)			7,302

FOREIGN GOVERNMENT OBLIGATIONS—7.0%
		Argentina Bonar Bonds
ARS	418	51.540% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000) 04/03/2022[1]	12
		Argentina Pom Politica Monetaria
	3,724	65.510%—06/21/2020[7]	117
		Argentina Treasury Bill
	1,040	0.000%—02/28/2019-04/30/2019[8]	33
		Argentine Republic Government International Bond
	$80	5.875%—01/11/2028	64
	210	6.875%—01/26/2027	178
			242
		Australia Government Bond
AUD	400	1.250%—02/21/2022[6]	340
	360	3.000%—09/20/2025[6]	374
			714
		Canadian Government Real Return Bond
CAD	304	4.250%—12/01/2026[6]	301
		France Government Bond OAT
EUR	111	1.850%—07/25/2027[6]	156

Harbor Real Return Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount			Value
		Italy Buoni Poliennali del Tesoro
EUR	167	2.350%—09/15/2024[2,6]	$ 204
		Japan Treasury Discount Bill
JPY	180,000	0.000%—02/04/2019[8]	1,653
		Mexican Bonos
MXN	2,386	7.750%—05/29/2031	117
		New Zealand Government Bond
PEN	1,600	2.000%—09/20/2025[6]	1,264
		Peruvian Government International Bond
	200	5.940%—02/12/2029[2]	62
		U.K. Gilt
GBP	120	1.750%—09/07/2037	160
	100	4.250%—12/07/2027	166
			326
		U.K. Gilt Inflation Linked[6]
	325	0.125%—03/22/2026-11/22/2065	602
	41	0.750%—11/22/2047	99
			701
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $6,136)			5,902

MORTGAGE PASS-THROUGH—14.7%
		Federal Home Loan Mortgage Corp. REMIC[9]
	$151	3.109% (1 Month USD Libor + 0.600) 12/15/2037[1]	152
		Federal National Mortgage Association REMIC[9]
	31	2.860% (1 Month USD Libor + 0.350) 07/25/2037[1]	31
	52	2.890% (1 Month USD Libor + 0.380) 07/25/2037[1]	52
	23	2.950% (1 Month USD Libor + 0.440) 05/25/2036[1]	22
			105
		Federal National Mortgage Association TBA[10]
	5,520	3.500%—03/13/2049	5,543
	6,400	4.000%—03/13/2049	6,544
			12,087
TOTAL MORTGAGE PASS-THROUGH
(Cost $12,244)			12,344

U.S. GOVERNMENT OBLIGATIONS—114.5%
Principal Amount		Value
	U.S. Treasury Inflation Indexed Bonds[6]
$4,854	0.125%—04/15/2020-07/15/2026	$ 4,750
3,499	0.250%—01/15/2025	3,409
750	0.375%—07/15/2023-01/15/2027	732
10,151	0.375%—07/15/2025[11]	9,973
887	0.500%—01/15/2028	866
12,323	0.625%—07/15/2021-02/15/2043	12,253
2,273	0.750%—07/15/2028-02/15/2045	2,135
2,385	0.875%—01/15/2029-02/15/2047	2,308
1,536	1.000%—02/15/2046-02/15/2048	1,507
6,922	1.375%—02/15/2044	7,377
149	1.750%—01/15/2028	162
12,396	1.875%—07/15/2019[11]	12,455
1,147	2.000%—01/15/2026	1,245
820	2.125%—02/15/2040-02/15/2041	995
24,605	2.375%—01/15/2025[11]	27,012
3,175	2.375%—01/15/2027	3,571
3,492	2.500%—01/15/2029	4,060
396	3.375%—04/15/2032	522
492	3.875%—04/15/2029	639
		95,971
	U.S. Treasury Notes
300	2.750%—02/15/2024	304
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $96,476)		96,275
TOTAL INVESTMENTS—151.7%
(Cost $127,556)		127,528
CASH AND OTHER ASSETS, LESS LIABILITIES—(51.7)%		(43,472)
TOTAL NET ASSETS—100.0%		$ 84,056

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Australian Government Bond Futures 3 year (Short)	5	03/15/2019	AUD 562	$ (3)
Australian Government Bond Futures 10 year (Short)	2	03/15/2019	267	(3)
Euro-BTP Futures (Short)	17	03/07/2019	EUR 2,203	(75)
Euro-Bund Futures (Long)	14	03/07/2019	2,319	49
Euro-OAT Futures (Short)	12	03/07/2019	1,835	(42)
United Kingdom GILT Futures 90 day (Short)	14	03/27/2019	GBP 1,729	(26)
Japanese Government Bond Futures 10 year (Long)	1	03/13/2019	JPY 152,690	12
Eurodollar Futures-CME 90 day (Long)	50	06/17/2019	$ 12,172	34
Eurodollar Futures-CME 90 day (Short)	50	06/15/2020	12,191	(59)
U.S Treasury Bond Futures 30 year (Short)	14	03/20/2019	2,054	(84)
U.S. Treasury Note Futures 5 year (Short)	39	03/29/2019	4,480	(9)
U.S. Treasury Note Futures 10 year (Short)	9	03/20/2019	1,102	(3)
Ultra U.S. Treasury Bond Futures 10 year (Short)	32	03/20/2019	4,182	(154)
Total Futures Contracts				$(363)

Harbor Real Return Fund
Portfolio of Investments—Continued

PURCHASED OPTIONS
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Euro-BOBL Futures Option (Call)	Eurex	EUR 137.00	03/22/2019	13	$—	$—
Euro-BOBL Futures Option (Put)	Eurex	127.00	03/22/2019	13	—	—
Euro-BUND Futures Option (Put)	Eurex	151.00	03/22/2019	14	—	—
Euro-OAT Futures Option (Call)	Eurex	175.00	05/24/2019	12	—	—
Total Purchased Options Not Settled Through Variation Margin					$—	$—
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	$ 109.00	02/22/2019	2	$—	$—
PURCHASED SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Buy/Sell Credit Protection	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Credit Default Swap Option (Put)	Credit Suisse International	Markit CDX North America Investment Grade	Sell	1.60%	02/20/2019	4,200,000	$1	$—
Total Purchased Options							$1	$—

WRITTEN OPTIONS
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Euro-BOBL Futures Option (Call)	Eurex	EUR 133.00	02/22/2019	12	$ 3	$ (2)
Euro-BOBL Futures Option (Call)	Eurex	133.25	02/22/2019	14	2	(1)
Euro-BOBL Futures Option (Call)	Eurex	132.75	03/22/2019	13	2	(2)
Euro-BOBL Futures Option (Put)	Eurex	132.00	02/22/2019	12	1	—
Euro-BOBL Futures Option (Put)	Eurex	132.50	02/22/2019	14	1	(1)
Euro-BOBL Futures Option (Put)	Eurex	131.50	03/22/2019	13	1	(1)
Total Written Options that Require Periodic Settlement of Variation Margin					$10	$ (7)
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Index/Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Consumer Price All Urban Non-Seasonally Adjusted Index - Cap (Call)	JP Morgan Chase Bank NA	243.273 [j]	04/22/2024	4,000,000	$ 29	$—
Consumer Price All Urban Non-Seasonally Adjusted Index - Cap (Call)	JP Morgan Chase Bank NA	244.172 [j]	05/16/2024	300,000	2	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	216.687 [j]	04/07/2020	3,600,000	32	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	217.965 [j]	09/29/2020	500,000	7	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	JP Morgan Chase Bank NA	234.812 [j]	03/24/2020	1,700,000	19	(1)
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	JP Morgan Chase Bank NA	238.643 [j]	10/02/2020	1,000,000	19	(1)
Eurozone HICP Ex. Tobacco Index - Cap (Call)	Goldman Sachs Bank USA	120.716 [j]	06/22/2035	400,000	18	(1)
USD ICE Swap Rate Index 30 year - Floor (Call)	Morgan Stanley Capital Services LLC	1.000 [j]	01/02/2020	7,500,000	6	(3)
Currency Option Euro vs U.S. Dollar (Put)	HSBC Bank USA NA	EUR 1.10	02/13/2019	306,000	2	—
U.S. Treasury Bond Option 30 year (Call)	Chicago Board of Trade	$ 148.00	02/22/2019	2	2	(1)

Harbor Real Return Fund
Portfolio of Investments—Continued

WRITTEN OPTIONS—Continued
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN—Continued
Description	Counterparty/Exchange	Strike Index/Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	122.50	02/22/2019	3	$ 2	$ (1)
Total Written Options Not Settled Through Variation Margin					$138	$ (8)
WRITTEN SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Buy/Sell Credit Protection Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Credit Default Swap Option (Put)	Barclays Bank plc	Markit CDX North America Investment Grade	Sell	1.050%	02/20/2019	200,000	$ —	$ —
Credit Default Swap Option (Put)	Barclays Bank plc	Markit CDX North America Investment Grade	Sell	1.100	03/20/2019	100,000	—	—
Credit Default Swap Option (Put)	BNP Paribas SA	Markit CDX North America Investment Grade	Sell	1.000	02/20/2019	200,000	—	—
Credit Default Swap Option (Put)	BNP Paribas SA	Markit CDX North America Investment Grade	Sell	1.000	04/17/2019	200,000	—	—
Credit Default Swap Option (Put)	Citibank NA	Markit CDX North America Investment Grade	Sell	1.000	04/17/2019	200,000	—	—
Credit Default Swap Option (Put)	Citibank NA	Markit CDX North America Investment Grade	Sell	1.050	02/20/2019	100,000	—	—
Credit Default Swap Option (Put)	Citibank NA	Markit CDX North America Investment Grade	Sell	1.050	03/20/2019	200,000	—	—
Credit Default Swap Option (Put)	Citibank NA	Markit CDX North America Investment Grade	Sell	1.050	04/17/2019	200,000	—	—
Credit Default Swap Option (Put)	Citibank NA	Markit CDX North America Investment Grade	Sell	1.100	02/20/2019	100,000	—	—
Credit Default Swap Option (Put)	Citibank NA	Markit CDX North America Investment Grade	Sell	1.100	03/20/2019	200,000	1	—
Credit Default Swap Option (Put)	Citibank NA	Markit CDX North America Investment Grade	Sell	1.100	05/15/2019	200,000	—	—
Credit Default Swap Option (Put)	Citibank NA	Markit CDX North America Investment Grade	Sell	1.150	04/17/2019	400,000	—	—
Credit Default Swap Option (Put)	Citibank NA	Markit CDX North America Investment Grade	Sell	1.200	04/17/2019	200,000	—	—
Credit Default Swap Option (Put)	Goldman Sachs International	Markit CDX North America Investment Grade	Sell	1.100	02/20/2019	100,000	—	—
Credit Default Swap Option (Put)	Goldman Sachs International	Markit CDX North America Investment Grade	Sell	1.100	04/17/2019	300,000	—	—
Credit Default Swap Option (Put)	Goldman Sachs International	Markit CDX North America Investment Grade	Sell	1.150	04/17/2019	200,000	—	—
Credit Default Swap Option (Put)	JP Morgan Chase Bank NA	Markit CDX North America Investment Grade	Sell	0.950	02/20/2019	200,000	—	—
Credit Default Swap Option (Put)	JP Morgan Chase Bank NA	Markit CDX North America Investment Grade	Sell	1.200	03/20/2019	200,000	1	—
Credit Default Swap Option (Put)	Morgan Stanley Capital Services LLC	Markit CDX North America Investment Grade	Sell	1.100	02/20/2019	200,000	—	—
Credit Default Swap Option (Put)	Citibank NA	Markit CDX North America Investment Grade	Sell	1.200	03/20/2019	200,000	—	—
Credit Default Swap Option (Put)	Citibank NA	Markit CDX North America Investment Grade	Sell	0.950	02/20/2019	400,000	1	—
Interest Rate Swap Option (Put)	Goldman Sachs International	Markit iTraxx Europe	Pay	2.400	09/18/2019	300,000	1	—
Total Written Swap Options Not Settled Through Variation Margin							$ 4	$ —
Total Written Options							$152	$(15)

Harbor Real Return Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	$ 45	ARS 1,790	03/07/2019	$ 2
HSBC Bank USA	ARS 1,168	$ 29	03/27/2019	(1)
Goldman Sachs Bank USA	$ 1,179	AUD 1,636	02/04/2019	13
Goldman Sachs Bank USA	AUD 1,636	$ 1,179	03/04/2019	(13)
JP Morgan Chase Bank NA	AUD 1,636	$ 1,168	02/04/2019	(23)
Goldman Sachs Bank USA	$ 1,522	GBP 1,160	02/04/2019	2
JP Morgan Chase Bank NA	$ 138	GBP 107	02/04/2019	3
Goldman Sachs Bank USA	GBP 1,267	$ 1,620	02/04/2019	(45)
Goldman Sachs Bank USA	GBP 1,160	$ 1,524	03/04/2019	(2)
UBS AG	$ 649	CAD 853	02/04/2019	—
Credit Suisse International	CAD 853	$ 646	02/04/2019	(3)
UBS AG	CAD 853	$ 649	03/04/2019	—
JP Morgan Chase Bank	$ 215	CNY 1,484	04/15/2019	6
Credit Suisse International	CNY 1,522	$ 217	04/15/2019	(10)
Citibank NA	$ 146	COP 463,234	02/19/2019	3
JP Morgan Chase Bank NA	$ 342	EUR 298	02/04/2019	(1)
Barclays Bank plc	EUR 18	$ 21	02/04/2019	—
HSBC Bank USA	EUR 975	$ 1,125	03/04/2019	5
JP Morgan Chase Bank NA	EUR 1,255	$ 1,442	02/04/2019	4
Goldman Sachs Bank USA	$ 144	IDR 2,112,375	03/20/2019	7
JP Morgan Chase Bank NA	$ 531	JPY 57,500	02/04/2019	(3)
Citibank NA	JPY 90,000	$ 1,599	02/04/2019	(54)
Citibank NA	$ 74	MXN 1,413	02/11/2019	—
Citibank NA	MXN 1,413	$ 73	04/24/2019	—
HSBC Bank USA	MXN 1,412	$ 74	02/11/2019	—
JP Morgan Chase Bank NA	MXN 1,146	$ 60	02/22/2019	—
HSBC Bank USA	$ 1,164	NZD 1,701	02/04/2019	14
HSBC Bank USA	NZD 1,701	$ 1,164	03/04/2019	(14)
JP Morgan Chase Bank NA	NZD 1,701	$ 1,150	02/04/2019	(28)
Citibank NA	$ 175	RUB 11,860	03/15/2019	5
UBS AG	SGD 123	$ 90	03/20/2019	(1)
Citibank NA	KRW 213,345	$ 190	03/20/2019	(2)
BNP Paribas SA	TWD 2,737	$ 89	03/20/2019	—
Total Forward Currency Contracts				$(136)

INTEREST RATE SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.535%	At maturity	06/15/2023	EUR 760	$ 14	$ —	$ 14
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	1.085	At maturity	01/15/2024	700	—	1	(1)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	1.125	At maturity	01/15/2024	300	(1)	—	(1)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.620	At maturity	05/15/2028	350	12	—	12
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.796	At maturity	11/15/2038	130	6	—	6
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.808	At maturity	11/15/2038	100	5	—	5
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.945	At maturity	11/15/2048	60	4	—	4
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.950	At maturity	11/15/2048	70	5	—	5
LCH Group	French Consumer Price Index Ex Tobacco Index	Receive	1.160	At maturity	08/15/2020	20	—	—	—
LCH Group	French Consumer Price Index Ex Tobacco Index	Receive	1.345	At maturity	06/15/2021	200	(2)	—	(2)

Harbor Real Return Fund
Portfolio of Investments—Continued

INTEREST RATE SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	French Consumer Price Index Ex Tobacco Index	Pay	1.575%	At maturity	01/15/2028	EUR 160	$ 7	$ —	$ 7
LCH Group	French Consumer Price Index Ex Tobacco Index	Pay	1.590	At maturity	02/15/2028	80	3	(1)	4
LCH Group	French Consumer Price Index Ex Tobacco Index	Pay	1.606	At maturity	02/15/2028	70	3	—	3
LCH Group	French Consumer Price Index Ex Tobacco Index	Pay	1.621	At maturity	07/15/2028	550	25	—	25
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Receive	1.750	Semi-annual	03/20/2049	GBP 670	(42)	(21)	(21)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.513	At maturity	09/15/2028	200	2	1	1
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.593	At maturity	11/15/2028	160	3	—	3
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.595	At maturity	11/15/2028	80	2	—	2
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.633	At maturity	12/15/2028	200	6	—	6
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.350	At maturity	05/15/2030	610	6	(7)	13
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.400	At maturity	06/15/2030	600	11	9	2
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.100	At maturity	06/15/2031	300	(31)	(37)	6
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.470	At maturity	09/15/2032	1,290	1	1	—
LCH Group	UK Retail Prices Index All Items NSA	Pay	2.500	At maturity	09/15/2033	40	—	—	—
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.579	At maturity	10/15/2033	20	1	—	1
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.358	At maturity	04/15/2035	200	—	(4)	4
LCH Group	UK Retail Prices Index All Items NSA	Receive	3.585	At maturity	10/15/2046	240	(28)	(15)	(13)
LCH Group	UK Retail Prices Index All Items NSA	Receive	3.428	At maturity	03/15/2047	370	1	22	(21)
CME Group	British Bankers' Association LIBOR JPY 6-Month	Receive	1.000	Semi-annual	09/18/2023	JPY 40,000	(18)	(15)	(3)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.300	Semi-annual	03/20/2028	10,000	(2)	—	(2)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Receive	0.450	Semi-annual	03/20/2029	230,000	(62)	(13)	(49)
CME Group	Mexico Interbank TIIE 28 Day	Pay	9.182	Lunar	11/28/2028	MXN 5,200	13	—	13
CME Group	New Zeland 90 Day Bank Bill Futures Rate Agreement	Receive	3.250	Semi-annual	03/21/2028	NZD 600	(30)	2	(32)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	Semi-annual	12/20/2022	$ 1,400	(15)	2	(17)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	Semi-annual	06/20/2023	500	(11)	(19)	8
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.678	Semi-annual	10/25/2023	1,000	13	—	13
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.670	Semi-annual	11/19/2023	1,000	6	—	6
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.681	Semi-annual	12/12/2023	1,000	6	—	6
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	Semi-annual	12/19/2023	800	(2)	(7)	5
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.400	Semi-annual	03/16/2026	700	6	—	6
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.300	Semi-annual	04/21/2026	1,700	22	(9)	31

Harbor Real Return Fund
Portfolio of Investments—Continued

INTEREST RATE SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.300%	Semi-annual	04/27/2026	$ 2,000	$ 26	$ (8)	$ 34
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	1.850	Semi-annual	07/27/2026	600	20	(2)	22
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.000	Semi-annual	07/27/2026	3,500	94	53	41
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.400	Semi-annual	12/07/2026	100	1	1	—
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	3.100	Semi-annual	04/17/2028	2,010	(28)	(6)	(22)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.765	Semi-annual	07/18/2028	500	(15)	5	(20)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	3.134	Semi-annual	09/13/2028	1,900	(26)	—	(26)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.750	Semi-annual	12/20/2047	70	1	3	(2)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.500	Semi-annual	06/20/2048	90	6	10	(4)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.951	Semi-annual	11/19/2048	100	(3)	—	(3)
CME Group	British Bankers' Association LIBOR USD 3-Month	Receive	3.000	Semi-annual	12/19/2048	400	(14)	24	(38)
LCH Group	British Bankers' Association LIBOR USD 3-Month	Receive	2.250	Semi-annual	06/20/2028	1,330	45	74	(29)
LCH Group	Federal Funds Effective Rate US	Receive	2.000	Annual	12/15/2047	300	30	—	30
LCH Group	Federal Funds Effective Rate US	Receive	2.428	Annual	12/20/2047	100	1	—	1
LCH Group	Federal Funds Effective Rate US	Receive	2.478	Annual	12/20/2047	223	—	1	(1)
LCH Group	Federal Funds Effective Rate US	Receive	2.499	Annual	12/20/2047	60	—	—	—
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	2.027	At maturity	11/23/2020	500	(2)	—	(2)
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	2.021	At maturity	11/25/2020	400	(1)	—	(1)
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	1.550	At maturity	07/26/2021	300	6	10	(4)
LCH Group	US Consumer Price Index Urban Consumers NSA	Receive	1.603	At maturity	09/12/2021	310	5	9	(4)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.730	At maturity	07/26/2026	300	(9)	(16)	7
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.800	At maturity	09/12/2026	200	(5)	(2)	(3)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.801	At maturity	09/12/2026	310	(7)	(14)	7
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.805	At maturity	09/12/2026	200	(4)	(9)	5
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.780	At maturity	09/15/2026	200	(5)	(10)	5
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.180	At maturity	09/20/2027	170	1	—	1
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.150	At maturity	09/25/2027	200	1	—	1
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.156	At maturity	10/17/2027	400	3	—	3
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	2.069	At maturity	07/15/2022	200	(1)	—	(1)
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	2.210	At maturity	02/05/2023	950	(13)	—	(13)
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	2.263	At maturity	04/27/2023	270	(5)	—	(5)

Harbor Real Return Fund
Portfolio of Investments—Continued

INTEREST RATE SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	2.263%	At maturity	05/09/2023	$ 140	$ (3)	$ —	$ (3)
LCH Group	US Consumers Price Index Urban Consumers NSA	Receive	2.281	At maturity	05/10/2023	220	(5)	—	(5)
LCH Group	US Consumers Price Index Urban Consumers NSA	Pay	2.335	At maturity	02/05/2028	480	14	1	13
LCH Group	US Consumers Price Index Urban Consumers NSA	Pay	2.353	At maturity	05/09/2028	140	4	—	4
LCH Group	US Consumers Price Index Urban Consumers NSA	Pay	2.360	At maturity	05/09/2028	210	7	—	7
LCH Group	US Consumers Price Index Urban Consumers NSA	Pay	2.364	At maturity	05/10/2028	220	7	—	7
LCH Group	US Consumers Price Index Urban Consumers NSA	Pay	2.370	At maturity	06/06/2028	200	6	—	6
Centrally Cleared Interest Rate Swaps									$ 57
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.500%	At maturity	07/15/2022	$ 300	$(29)	$ 7	$(36)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Pay	1.788	At maturity	07/18/2026	1,100	(29)	—	(29)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Pay	1.800	At maturity	07/20/2026	1,200	(29)	(1)	(29)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Pay	1.805	At maturity	09/20/2026	100	(2)	—	(2)
Over-the-Counter Interest Rate Swaps									(96)
Interest Rate Swaps									$(39)
CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount (000s)[e]	Value (000s)[f]	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Daimler AG 0.625% due 03/05/2020	Sell	1.000%	12/20/2020	0.370%	Quarterly	EUR 30	$ —	$ —	$—
ICE Group	iTraxx Europe Series 28 Version 1 0.001%	Buy	1.000	12/20/2022	0.500	Quarterly	1,500	(35)	(41)	6
ICE Group	Markit iTraxx Europe Indices Series 26 Version 1	Buy	1.000	12/20/2021	0.320	Quarterly	500	(12)	(8)	(4)
ICE Group	Markit CDX North American High Yield Index Series 31 0.001%	Buy	5.000	12/20/2023	3.550	Quarterly	$ 98	(6)	(6)	—
Centrally Cleared Credit Default Swaps										$ 2

Harbor Real Return Fund
Portfolio of Investments—Continued

CREDIT DEFAULT SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Payment Frequency	Notional Amount (000s)[e]	Value (000s)[f]	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	Markit CMBX North America AAA Indices 0.001%	Sell	0.500%	10/17/2057	0.270%	Monthly	$ 100	$1	$(5)	$ 6
Goldman Sachs International	Markit CMBX North America AAA Indices 0.001%	Sell	0.500	09/17/2058	0.330	Monthly	100	1	(6)	7
Over-the-Counter Credit Default Swaps										13
Credit Default Swaps										$ 15
Total Swaps										$(24)

FIXED INCOME INVESTMENTS SOLD SHORT — (2.3)%
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 2,000	Federal National Mortgage Association TBA[10] 3.000%—2/13/2049	$1,949	$(1,965)
REVERSE REPURCHASE AGREEMENTS — (38.9)%
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Value (000s)
Royal Bank of Canada	2.5800 - 2.590%	01/08/2019 - 01/15/2019	02/08/2019 - 02/19/2019	$10,071	$(10,071)
Royal Bank of Scotland	2.540%	11/9/2018 - 11/13/2018	02/13/2019 - 02/14/2019	22,652	(22,652)
Total Reverse Repurchase Agreements				$32,723	$(32,723)

Harbor Real Return Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$ —	$ 4,179	$—	$ 4,179
Collateralized Mortgage Obligations	—	1,526	—	1,526
Corporate Bonds & Notes	—	7,302	—	7,302
Foreign Government Obligations	—	5,902	—	5,902
Mortgage Pass-Through	—	12,344	—	12,344
U.S. Government Obligations	—	96,275	—	96,275
Total Investments in Securities	$ —	$127,528	$—	$127,528
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 64	$—	$ 64
Futures Contracts	95	—	—	95
Purchased Options	—	—	—	—
Swap Agreements	—	424	—	424
Total Financial Derivative Instruments - Assets	$ 95	$ 488	$—	$ 583
Liability Category
Fixed Income Investments Sold Short	$ —	$ (1,965)	$—	$ (1,965)
Reverse Repurchase Agreements	—	(32,723)	—	(32,723)
Total Investments Sold Short and Secured Borrowings	$ —	$ (34,688)	$—	$ (34,688)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (200)	$—	$ (200)
Futures Contracts	(458)	—	—	(458)
Swap Agreements	—	(448)	—	(448)
Written Options	(9)	(6)	—	(15)
Total Financial Derivative Instruments - Liabilities	$(467)	$ (654)	$—	$ (1,121)
Total Investments	$(372)	$ 92,674	$—	$ 92,302
There were no Level 3 holdings at January 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2019.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$ 19	$ (4)
Foreign Exchange Contracts	64	(200)
Interest Rate Contracts	500	(917)
Total	$583	$(1,121)

Harbor Real Return Fund
Portfolio of Investments—Continued

1	Variable rate security; the stated rate represents the rate in effect at January 31, 2019.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2019, the aggregate value of these securities was $5,066 or 6% of net assets.
3	CLO after the name of a security stands for Collateralized Loan Obligation.
4	Step coupon security; the stated rate represents the rate in effect at January 31, 2019.
5	Perpetuity bond; the maturity date represents the next callable date.
6	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
7	Floating rate security; the stated rate represents the rate in effect at January 31, 2019.
8	Zero coupon bond
9	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
10	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2019. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
11	At January 31, 2019, a portion of securities held by the Fund were pledged as collateral for exchange traded and centrally cleared derivatives, over-the-counter (OTC) derivatives, forward commitments, or secured borrowings (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $32,946 or 39% of net assets.
b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
f	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
j	Amount represents Index Value
ARS	Argentine Peso
AUD	Australian Dollar
GBP	British Pound
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevosol
RUB	Russian Ruble
SGD	Signapore Dollar
TWD	Taiwan Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Money Market Fund
Portfolio of Investments— January 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

GOVERNMENT AGENCY DEBT—52.0%†
Principal Amount		Value
	Federal Home Loan Bank Discount Notes
$4,650	0.000%—02/01/2019	$ 4,650
7,000	2.345%—02/19/2019	6,992
7,800	2.350%—02/06/2019	7,797
8,000	2.365%—02/22/2019	7,989
6,000	2.370%—02/15/2019	5,994
4,000	2.375%—03/05/2019	3,992
8,300	2.380%—02/08/2019-04/04/2019	8,285
3,800	2.385%—03/13/2019	3,790
6,400	2.388%—04/09/2019	6,372
5,000	2.395%—03/04/2019	4,990
4,900	2.410%—03/22/2019	4,884
		65,735
	Federal Home Loan Mortgage Corp. Discount Notes
2,000	2.340%—04/03/2019	1,992
5,000	2.350%—02/13/2019	4,996
4,900	2.355%—02/20/2019	4,894
4,300	2.387%—03/11/2019	4,289
		16,171
	Federal National Mortgage Association Discount Notes
3,000	2.360%—03/11/2019	2,992
5,000	2.393%—03/06/2019	4,989
		7,981
TOTAL GOVERNMENT AGENCY DEBT
(Cost $89,887)		89,887

TREASURY DEBT—48.0%†
Principal Amount		Value
	U.S. Treasury Bills
$9,750	2.303%—02/07/2019	$ 9,746
10,000	2.317%—02/28/2019	9,983
9,400	2.322%—02/14/2019	9,392
11,950	2.338%—03/07/2019	11,924
11,890	2.341%—03/21/2019	11,853
10,900	2.349%—02/21/2019	10,886
8,250	2.350%—03/14/2019	8,228
3,650	2.352%—04/18/2019	3,632
3,650	2.369%—04/04/2019	3,635
3,700	2.385%—03/28/2019	3,686
TOTAL TREASURY DEBT
(Cost $82,965)		82,965
TOTAL INVESTMENTS—100.0%
(Cost $172,852)		172,852
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		41
TOTAL NET ASSETS—100.0%		$172,893

FAIR VALUE MEASUREMENTS
All investments at January 31, 2019 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments at January 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	Coupon represents yield to maturity.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Fixed Income Funds
Notes to Portfolios of Investments— January 31, 2019 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2019, the Trust consists of 32 separate portfolios. The portfolios covered by this report are: Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor High-Yield Opportunities Fund, Harbor Core Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds currently offer up to four classes of shares, designated as Retirement Class, Institutional Class, Administrative Class and Investor Class.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, convertible preferred stock, and master limited parntership), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities held by Harbor Money Market Fund are valued at amortized cost, which the Adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value. Under this method,

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and the maturity value of the issue over the period to effective maturity.  Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the fair value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed not to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
A table that includes a categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Loan Participations and Assignments
Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from the agent, it acquires direct rights against the borrower on the loan.
During the period, Harbor High-Yield Bond Fund and Harbor Bond Fund invested in loan participations and assignments.
Harbor High-Yield Bond Fund entered into unfunded loan commitments during the period, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments.
Harbor High-Yield Bond Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of an unfunded loan commitment. In certain circumstances, a Fund that has entered into an unfunded loan commitment may receive a prepayment penalty fee upon the prepayment of a loan by a borrower.
As of January 31, 2019, Harbor High-Yield Bond Fund had no unfunded loan commitments outstanding.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Inflation-Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.
During the period, Harbor Bond Fund and Harbor Real Return Fund invested in inflation-indexed bonds.
Mortgage-Related and Other Asset-Backed Securities
Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
During the period, Harbor High-Yield Opportunities Fund, Harbor Core Bond Fund, Harbor Bond Fund, and Harbor Real Return Fund invested in mortgage-related or other asset-backed securities.
U.S. Government Securities
U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.
During the period, Harbor Core Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, and Harbor Money Market Fund invested in U.S. government securities.
Forward Commitments and When-Issued Securities
Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
are included in the Fund’s assets. Fluctuations in the fair value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.
A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.
During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to a Fund to close out the repurchase agreement. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by a Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, a Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to a Fund. A counterparty’s default may cause a Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
During the period, Harbor Bond Fund and Harbor Real Return Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities.
Reverse Repurchase Agreements
A reverse repurchase agreement involves the delivery of a portfolio security in exchange for cash by a Fund, coupled with an agreement to repurchase the same or substantially the same security at a specified time and price. Until the security is repurchased, a Fund is obligated to pay interest, based upon market rates of the time of issuance, on the value of the repurchase agreement. While a reverse repurchase agreement is outstanding, a Fund continues to receive principal and interest payments on the underlying security. To cover its obligations under reverse repurchase agreements, a Fund will segregate cash or liquid securities, which are marked-to-market daily, with the Fund’s custodian, or set aside or restrict assets in the subadviser’s records or systems relating to a Fund, in an amount not less than the repurchase price, including accrued interest, of the underlying security. Reverse repurchase agreements involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the fair value of the securities purchased may decline below the repurchase price of the securities sold. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
During the period, Harbor Bond Fund and Harbor Real Return Fund entered into reverse repurchase agreements. The average amount of borrowings outstanding during the period ended January 31, 2019 was $65,514,000 at a weighted average interest rate of 2.622% for the Harbor Bond Fund and $8,383,000 at a weighted average interest rate of 2.590% for the Harbor Real Return Fund. Average debt outstanding and average interest rate during the period is calculated based on calendar days.
Sale-Buybacks
A “sale-buyback” financing transaction consists of a sale of a portfolio security by a Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement.
A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between a Fund and counterparty. To cover its obligations under sale-buyback transactions, a Fund will segregate cash or liquid securities, which are marked-to-market daily, with a Fund’s custodian, or set aside or restrict assets in the subadviser’s records or systems relating to a Fund, in an amount not less than the repurchase price, including accrued interest, of the underlying security. Sale-buyback transactions involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the sale-buyback transactions are invested in securities, that the fair value of the securities purchased may decline below the repurchase price of the securities sold. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to a Fund.
During the period, Harbor Bond Fund and Harbor Real Return Fund entered into such financing transactions referred to as sale-buybacks.
The average amount of borrowings outstanding during the period ended January 31, 2019 was $44,975,000 at a weighted average interest rate of 2.464% for the Harbor Bond Fund and $636,000 at a weighted average interest rate of 2.395% for the Harbor Real Return Fund. Average debt outstanding and average interest rate during the period is calculated based on calendar days.
Short Sales
Short-selling obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which such Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, subject to pre-arranged exposure levels, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.
During the period, Harbor Bond Fund and Harbor Real Return Fund engaged in short-selling.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are traded on an exchange and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
During the period, Harbor Bond Fund and Harbor Real Return Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates.
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). Purchased call options tend to increase a Fund’s exposure to the underlying instrument. Purchased put options tend to decrease a Fund’s exposure to the underlying instrument.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.
The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the fair value of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the fair value of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.
Options on exchange-traded futures contracts are an option contract in which the underlying instrument is a single futures contract. A Fund may write or purchase options on exchange-traded futures contracts in which a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and wrote (sold) option contracts to manage their respective exposure to the bond markets and to fluctuations in interest rates and currency values.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or depreciation.
A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to a Fund and any other appropriate counterparty criteria as determined by a Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between a Fund and the counterparty, and the posting of collateral by the counterparty.
Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned and the value of the interest rate swaps held.
During the period, Harbor Bond Fund and Harbor Real Return Fund used interest rate swap agreements to manage their respective exposure to interest rate changes.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement.
During the period, Harbor Bond Fund and Harbor Real Return Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; the Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at January 31, 2019 for Harbor Bond Fund and Harbor Real Return Fund was $90,523,000 and $2,524,000, respectively.
Forward Currency Contracts
A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
The forward currency contract is marked-to-market daily and the change in fair value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
During the period, Harbor Bond Fund and Harbor Real Return Fund used forward currency contracts to manage their respective exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions. Harbor Bond Fund and Harbor Real Return Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in fair value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
During the period, Harbor Bond Fund and Harbor Real Return Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Charles P. Ragusa
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.FI.0119

Quarterly Schedules of
Portfolio Holdings
January 31, 2019
Target Retirement Funds

Institutional Class
Harbor Target Retirement Income Fund	HARAX
Harbor Target Retirement 2015 Fund	HARGX
Harbor Target Retirement 2020 Fund	HARJX
Harbor Target Retirement 2025 Fund	HARMX
Harbor Target Retirement 2030 Fund	HARPX
Harbor Target Retirement 2035 Fund	HARUX
Harbor Target Retirement 2040 Fund	HARYX
Harbor Target Retirement 2045 Fund	HACCX
Harbor Target Retirement 2050 Fund	HAFFX
Harbor Target Retirement 2055 Fund	HATRX

Harbor Target Retirement Income Fund†
Portfolio of Investments— January 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—20.2%
Shares		Value
2,361	Harbor Capital Appreciation Fund	$ 161
8,319	Harbor Strategic Growth Fund	159
17,349	Harbor Mid Cap Growth Fund	166
12,886	Harbor Small Cap Growth Fund	147
26,012	Harbor Large Cap Value Fund	372
12,069	Harbor Mid Cap Value Fund	241
5,750	Harbor Small Cap Value Fund	177
8,599	Harbor International Fund	310
30,104	Harbor Diversified International All Cap Fund	311
22,385	Harbor International Growth Fund	313
5,187	Harbor Global Leaders Fund	134
TOTAL EQUITY FUNDS
(Cost $2,579)		2,491

FIXED INCOME FUNDS—69.9%
100,016	Harbor High-Yield Bond Fund	964
68,247	Harbor High-Yield Opportunities Fund	644
FIXED INCOME FUNDS—Continued
Shares		Value
320,128	Harbor Core Bond Fund	$ 3,220
143,968	Harbor Bond Fund	1,622
243,348	Harbor Real Return Fund	2,178
TOTAL FIXED INCOME FUNDS
(Cost $8,777)		8,628

SHORT-TERM INVESTMENTS—9.9%
(Cost $1,226)
1,225,566	Harbor Money Market Fund	1,226
TOTAL INVESTMENTS—100.0%
(Cost $12,582)		12,345
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$12,345

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows transactions in and earnings from investments in the affiliated Funds during the period November 1, 2018 through January 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affilated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)	Ending Balance as of 01/31/2019 (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$ 164	$ 44	$ (36)	$ (16)	$ 5	$ 15	$ —	$ 161
Harbor Strategic Growth Fund	162	22	(22)	(3)	—	4	1	159
Harbor Mid Cap Growth Fund	169	59	(47)	(25)	10	27	—	166
Harbor Small Cap Growth Fund	148	59	(33)	(30)	3	29	—	147
Harbor Large Cap Value Fund	385	54	(67)	(12)	12	6	2	372
Harbor Mid Cap Value Fund	251	54	(49)	(17)	2	13	4	241
Harbor Small Cap Value Fund	183	45	(38)	(21)	8	16	1	177
Harbor International Fund	319	141	(34)	(100)	(16)	116	4	310
Harbor Diversified International All Cap Fund	319	30	(36)	(2)	—	9	4	311
Harbor International Growth Fund	323	32	(49)	—	7	—	2	313
Harbor Global Leaders Fund	137	15	(21)	(1)	4	3	—	134
Harbor High-Yield Bond Fund	983	61	(75)	(7)	2	—	17	964
Harbor High-Yield Opportunities Fund	655	47	(50)	(4)	(4)	—	11	644
Harbor Core Bond Fund	—	3,207	(—)	13	—	—	—	3,220
Harbor Bond Fund	4,913	359	(3,712)	310	(248)	—	60	1,622
Harbor Real Return Fund	2,194	193	(227)	53	(35)	—	31	2,178
Harbor Money Market Fund	1,256	82	(112)	—	—	—	7	1,226
Total	$12,561	$4,504	$(4,608)	$ 138	$(250)	$238	$144	$12,345

†	The Harbor Target Retirement Income Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
1

Harbor Target Retirement 2015 Fund†
Portfolio of Investments— January 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—20.2%
Shares		Value
953	Harbor Capital Appreciation Fund	$ 65
3,356	Harbor Strategic Growth Fund	64
7,009	Harbor Mid Cap Growth Fund	67
5,198	Harbor Small Cap Growth Fund	59
10,484	Harbor Large Cap Value Fund	150
4,865	Harbor Mid Cap Value Fund	98
2,318	Harbor Small Cap Value Fund	71
3,467	Harbor International Fund	125
12,138	Harbor Diversified International All Cap Fund	126
9,026	Harbor International Growth Fund	126
2,092	Harbor Global Leaders Fund	54
TOTAL EQUITY FUNDS
(Cost $1,060)		1,005

FIXED INCOME FUNDS—69.9%
40,279	Harbor High-Yield Bond Fund	388
27,485	Harbor High-Yield Opportunities Fund	259
FIXED INCOME FUNDS—Continued
Shares		Value
128,916	Harbor Core Bond Fund	$1,297
57,960	Harbor Bond Fund	653
97,953	Harbor Real Return Fund	877
TOTAL FIXED INCOME FUNDS
(Cost $3,518)		3,474

SHORT-TERM INVESTMENTS—9.9%
(Cost $493)
493,493	Harbor Money Market Fund	493
TOTAL INVESTMENTS—100.0%
(Cost $5,071)		4,972
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$4,972

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows transactions in and earnings from investments in the affiliated Funds during the period November 1, 2018 through January 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affilated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)	Ending Balance as of 01/31/2019 (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$ 70	$ 19	$ (20)	$ (5)	$ 1	$ 6	$—	$ 65
Harbor Strategic Growth Fund	69	10	(14)	(1)	—	2	—	64
Harbor Mid Cap Growth Fund	72	25	(24)	(9)	3	12	—	67
Harbor Small Cap Growth Fund	64	26	(19)	(12)	—	13	—	59
Harbor Large Cap Value Fund	164	25	(40)	(10)	11	2	1	150
Harbor Mid Cap Value Fund	107	25	(29)	(8)	3	6	2	98
Harbor Small Cap Value Fund	79	20	(23)	(11)	6	7	—	71
Harbor International Fund	136	64	(26)	(36)	(13)	49	2	125
Harbor Diversified International All Cap Fund	136	17	(27)	(1)	1	4	2	126
Harbor International Growth Fund	138	16	(31)	(2)	5	—	1	126
Harbor Global Leaders Fund	57	8	(13)	(1)	3	1	—	54
Harbor High-Yield Bond Fund	384	28	(23)	—	(1)	—	7	388
Harbor High-Yield Opportunities Fund	257	20	(15)	(2)	(1)	—	4	259
Harbor Core Bond Fund	—	1,292	(—)	91	—	—	—	1,297
Harbor Bond Fund	1,821	152	(1,345)	5	(66)	—	22	653
Harbor Real Return Fund	789	125	(44)	10	(3)	—	11	877
Harbor Money Market Fund	449	66	(22)	—	—	—	3	493
Total	$4,792	$1,938	$(1,715)	$ 8	$(51)	$102	$ 55	$4,972

†	The Harbor Target Retirement 2015 Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
2

Harbor Target Retirement 2020 Fund†
Portfolio of Investments— January 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—32.3%
Shares		Value
7,550	Harbor Capital Appreciation Fund	$ 515
26,629	Harbor Strategic Growth Fund	510
58,144	Harbor Mid Cap Growth Fund	556
43,699	Harbor Small Cap Growth Fund	497
82,817	Harbor Large Cap Value Fund	1,184
39,289	Harbor Mid Cap Value Fund	786
19,162	Harbor Small Cap Value Fund	589
28,056	Harbor International Fund	1,012
98,184	Harbor Diversified International All Cap Fund	1,015
73,008	Harbor International Growth Fund	1,019
15,784	Harbor Global Leaders Fund	409
TOTAL EQUITY FUNDS
(Cost $8,439)		8,092

FIXED INCOME FUNDS—60.8%
229,845	Harbor High-Yield Bond Fund	2,216
156,850	Harbor High-Yield Opportunities Fund	1,479
FIXED INCOME FUNDS—Continued
Shares		Value
558,825	Harbor Core Bond Fund	$ 5,622
251,179	Harbor Bond Fund	2,831
349,086	Harbor Real Return Fund	3,124
TOTAL FIXED INCOME FUNDS
(Cost $15,501)		15,272

SHORT-TERM INVESTMENTS—6.9%
(Cost $1,742)
1,742,482	Harbor Money Market Fund	1,742
TOTAL INVESTMENTS—100.0%
(Cost $25,682)		25,106
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$25,106

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows transactions in and earnings from investments in the affiliated Funds during the period November 1, 2018 through January 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affilated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)	Ending Balance as of 01/31/2019 (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$ 543	$ 142	$ (135)	$ (54)	$ 19	$ 49	$ 1	$ 515
Harbor Strategic Growth Fund	537	81	(96)	(10)	(2)	13	2	510
Harbor Mid Cap Growth Fund	584	198	(172)	(86)	32	94	—	556
Harbor Small Cap Growth Fund	523	200	(127)	(104)	5	104	—	497
Harbor Large Cap Value Fund	1,274	187	(275)	(51)	49	20	6	1,184
Harbor Mid Cap Value Fund	843	175	(185)	(49)	2	46	14	786
Harbor Small Cap Value Fund	638	158	(162)	(77)	32	56	2	589
Harbor International Fund	1,079	445	(123)	(323)	(66)	390	16	1,012
Harbor Diversified International All Cap Fund	1,079	78	(137)	(6)	1	30	13	1,015
Harbor International Growth Fund	1,091	91	(186)	(4)	27	—	8	1,019
Harbor Global Leaders Fund	431	59	(89)	(8)	16	10	—	409
Harbor High-Yield Bond Fund	2,417	119	(309)	(8)	(3)	—	41	2,216
Harbor High-Yield Opportunities Fund	1,611	84	(197)	(8)	(11)	—	27	1,479
Harbor Core Bond Fund	—	5,600	(—)	22	—	—	—	5,622
Harbor Bond Fund	8,426	680	(6,381)	427	(321)	—	103	2,831
Harbor Real Return Fund	3,052	371	(323)	47	(23)	—	43	3,124
Harbor Money Market Fund	1,426	456	(140)	—	—	—	8	1,742
Total	$25,554	$9,124	$(9,037)	$(292)	$(243)	$812	$284	$25,106

†	The Harbor Target Retirement 2020 Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
3

Harbor Target Retirement 2025 Fund†
Portfolio of Investments— January 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—42.6%
Shares		Value
7,008	Harbor Capital Appreciation Fund	$ 478
24,893	Harbor Strategic Growth Fund	476
54,391	Harbor Mid Cap Growth Fund	521
41,497	Harbor Small Cap Growth Fund	472
77,810	Harbor Large Cap Value Fund	1,112
37,150	Harbor Mid Cap Value Fund	743
18,221	Harbor Small Cap Value Fund	561
26,592	Harbor International Fund	959
92,860	Harbor Diversified International All Cap Fund	960
68,864	Harbor International Growth Fund	961
14,546	Harbor Global Leaders Fund	377
TOTAL EQUITY FUNDS
(Cost $8,154)		7,620

FIXED INCOME FUNDS—57.4%
Shares		Value
199,199	Harbor High-Yield Bond Fund	$ 1,920
135,891	Harbor High-Yield Opportunities Fund	1,281
351,748	Harbor Core Bond Fund	3,539
157,764	Harbor Bond Fund	1,778
194,633	Harbor Real Return Fund	1,742
TOTAL FIXED INCOME FUNDS
(Cost $10,447)		10,260
TOTAL INVESTMENTS—100.0%
(Cost $18,601)		17,880
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$17,880

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows transactions in and earnings from investments in the affiliated Funds during the period November 1, 2018 through January 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affilated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)	Ending Balance as of 01/31/2019 (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$ 471	$ 126	$ (91)	$ (36)	$ 8	$ 42	$ 1	$ 478
Harbor Strategic Growth Fund	464	68	(48)	(9)	1	11	1	476
Harbor Mid Cap Growth Fund	511	174	(122)	(58)	16	82	—	521
Harbor Small Cap Growth Fund	458	170	(72)	(83)	(1)	91	—	472
Harbor Large Cap Value Fund	1,100	149	(139)	(32)	34	18	6	1,112
Harbor Mid Cap Value Fund	732	139	(90)	(43)	5	40	12	743
Harbor Small Cap Value Fund	556	132	(91)	(51)	15	49	2	561
Harbor International Fund	935	412	(49)	(321)	(18)	341	14	959
Harbor Diversified International All Cap Fund	935	83	(55)	(4)	1	26	11	960
Harbor International Growth Fund	947	92	(98)	5	15	—	7	961
Harbor Global Leaders Fund	367	53	(51)	(5)	13	8	—	377
Harbor High-Yield Bond Fund	2,040	177	(288)	8	(17)	—	35	1,920
Harbor High-Yield Opportunities Fund	1,359	122	(184)	(5)	(11)	—	24	1,281
Harbor Core Bond Fund	—	3,525	(—)	14	—	—	—	3,539
Harbor Bond Fund	5,090	496	(3,875)	205	(138)	—	63	1,778
Harbor Real Return Fund	1,686	210	(168)	20	(6)	—	24	1,742
Total	$17,651	$6,128	$(5,421)	$(395)	$ (83)	$708	$200	$17,880

†	The Harbor Target Retirement 2025 Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
4

Harbor Target Retirement 2030 Fund†
Portfolio of Investments— January 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—50.0%
Shares		Value
16,112	Harbor Capital Appreciation Fund	$ 1,099
32,423	Harbor Strategic Growth Fund	621
99,310	Harbor Mid Cap Growth Fund	950
75,339	Harbor Small Cap Growth Fund	857
139,266	Harbor Large Cap Value Fund	1,990
66,733	Harbor Mid Cap Value Fund	1,335
32,879	Harbor Small Cap Value Fund	1,011
47,674	Harbor International Fund	1,719
166,683	Harbor Diversified International All Cap Fund	1,724
123,937	Harbor International Growth Fund	1,730
25,939	Harbor Global Leaders Fund	672
TOTAL EQUITY FUNDS
(Cost $14,105)		13,708

FIXED INCOME FUNDS—50.0%
Shares		Value
305,663	Harbor High-Yield Bond Fund	$ 2,947
208,577	Harbor High-Yield Opportunities Fund	1,967
338,537	Harbor Core Bond Fund	3,406
303,688	Harbor Bond Fund	3,422
221,353	Harbor Real Return Fund	1,981
TOTAL FIXED INCOME FUNDS
(Cost $14,016)		13,723
TOTAL INVESTMENTS—100.0%
(Cost $28,121)		27,431
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$27,431

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows transactions in and earnings from investments in the affiliated Funds during the period November 1, 2018 through January 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affilated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)	Ending Balance as of 01/31/2019 (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$ 1,150	$ 206	$ (178)	$(103)	$ 24	$ 104	$ 2	$ 1,099
Harbor Strategic Growth Fund	568	112	(47)	(10)	(2)	14	2	621
Harbor Mid Cap Growth Fund	942	230	(133)	(99)	10	152	—	950
Harbor Small Cap Growth Fund	847	271	(98)	(149)	(14)	170	—	857
Harbor Large Cap Value Fund	2,008	187	(198)	(37)	30	32	10	1,990
Harbor Mid Cap Value Fund	1,342	221	(150)	(72)	(6)	74	23	1,335
Harbor Small Cap Value Fund	1,021	197	(132)	(90)	15	91	4	1,011
Harbor International Fund	1,726	757	(126)	(542)	(96)	637	25	1,719
Harbor Diversified International All Cap Fund	1,725	145	(135)	(8)	(3)	49	21	1,724
Harbor International Growth Fund	1,745	107	(154)	20	12	—	13	1,730
Harbor Global Leaders Fund	669	61	(70)	2	10	15	—	672
Harbor High-Yield Bond Fund	3,116	165	(319)	(7)	(8)	—	54	2,947
Harbor High-Yield Opportunities Fund	2,076	115	(199)	(13)	(12)	—	36	1,967
Harbor Core Bond Fund	—	3,392	(—)	14	—	—	—	3,406
Harbor Bond Fund	7,081	376	(4,127)	320	(228)	—	87	3,422
Harbor Real Return Fund	1,957	179	(169)	21	(7)	—	27	1,981
Total	$27,973	$6,721	$(6,235)	$(753)	$(275)	$1,338	$304	$27,431

†	The Harbor Target Retirement 2030 Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
5

Harbor Target Retirement 2035 Fund†
Portfolio of Investments— January 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—60.0%
Shares		Value
11,780	Harbor Capital Appreciation Fund	$ 804
20,834	Harbor Strategic Growth Fund	399
69,369	Harbor Mid Cap Growth Fund	664
52,610	Harbor Small Cap Growth Fund	598
97,419	Harbor Large Cap Value Fund	1,392
46,655	Harbor Mid Cap Value Fund	933
22,986	Harbor Small Cap Value Fund	707
33,327	Harbor International Fund	1,202
116,513	Harbor Diversified International All Cap Fund	1,205
86,630	Harbor International Growth Fund	1,209
18,150	Harbor Global Leaders Fund	470
TOTAL EQUITY FUNDS
(Cost $9,869)		9,583

FIXED INCOME FUNDS—40.0%
Shares		Value
151,045	Harbor High-Yield Bond Fund	$ 1,456
103,079	Harbor High-Yield Opportunities Fund	972
161,551	Harbor Core Bond Fund	1,625
144,921	Harbor Bond Fund	1,633
78,033	Harbor Real Return Fund	699
TOTAL FIXED INCOME FUNDS
(Cost $6,510)		6,385
TOTAL INVESTMENTS—100.0%
(Cost $16,379)		15,968
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$15,968

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows transactions in and earnings from investments in the affiliated Funds during the period November 1, 2018 through January 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affilated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)	Ending Balance as of 01/31/2019 (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$ 758	$ 142	$ (48)	$ (54)	$ 6	$ 70	$ 1	$ 804
Harbor Strategic Growth Fund	376	39	(9)	(7)	—	9	1	399
Harbor Mid Cap Growth Fund	626	159	(66)	(65)	10	102	—	664
Harbor Small Cap Growth Fund	553	196	(47)	(98)	(6)	114	—	598
Harbor Large Cap Value Fund	1,326	113	(48)	(8)	9	22	7	1,392
Harbor Mid Cap Value Fund	889	149	(59)	(41)	(5)	50	15	933
Harbor Small Cap Value Fund	668	136	(51)	(50)	4	61	3	707
Harbor International Fund	1,139	534	(45)	(397)	(29)	428	17	1,202
Harbor Diversified International All Cap Fund	1,140	121	(51)	(3)	(2)	33	14	1,205
Harbor International Growth Fund	1,150	80	(45)	24	—	—	9	1,209
Harbor Global Leaders Fund	444	31	(14)	7	2	10	-	470
Harbor High-Yield Bond Fund	1,403	168	(110)	(1)	(4)	—	25	1,456
Harbor High-Yield Opportunities Fund	936	114	(67)	(7)	(4)	—	16	972
Harbor Core Bond Fund	—	1,618	(—)	7	—	—	—	1,625
Harbor Bond Fund	3,113	437	(1,960)	118	(75)	—	39	1,633
Harbor Real Return Fund	603	139	(49)	8	(2)	—	9	699
Total	$15,124	$4,176	$(2,669)	$(567)	$(96)	$899	$156	$15,968

†	The Harbor Target Retirement 2035 Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
6

Harbor Target Retirement 2040 Fund†
Portfolio of Investments— January 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—70.1%
Shares		Value
21,772	Harbor Capital Appreciation Fund	$ 1,486
38,333	Harbor Strategic Growth Fund	734
126,783	Harbor Mid Cap Growth Fund	1,213
95,482	Harbor Small Cap Growth Fund	1,086
178,642	Harbor Large Cap Value Fund	2,553
85,145	Harbor Mid Cap Value Fund	1,703
41,719	Harbor Small Cap Value Fund	1,283
60,820	Harbor International Fund	2,193
212,890	Harbor Diversified International All Cap Fund	2,201
158,282	Harbor International Growth Fund	2,209
33,748	Harbor Global Leaders Fund	875
TOTAL EQUITY FUNDS
(Cost $17,803)		17,536

FIXED INCOME FUNDS—29.9%
Shares		Value
189,372	Harbor High-Yield Bond Fund	$ 1,826
128,459	Harbor High-Yield Opportunities Fund	1,212
220,800	Harbor Core Bond Fund	2,221
197,987	Harbor Bond Fund	2,231
TOTAL FIXED INCOME FUNDS
(Cost $7,609)		7,490
TOTAL INVESTMENTS—100.0%
(Cost $25,412)		25,026
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$25,026

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows transactions in and earnings from investments in the affiliated Funds during the period November 1, 2018 through January 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affilated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)	Ending Balance as of 01/31/2019 (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$ 1,422	$ 274	$ (122)	$ (109)	$ 21	$ 128	$ 3	$ 1,486
Harbor Strategic Growth Fund	699	64	(15)	(14)	—	17	2	734
Harbor Mid Cap Growth Fund	1,159	297	(145)	(110)	12	185	—	1,213
Harbor Small Cap Growth Fund	1,030	324	(79)	(177)	(12)	204	—	1,086
Harbor Large Cap Value Fund	2,459	187	(89)	(45)	41	40	12	2,553
Harbor Mid Cap Value Fund	1,633	244	(85)	(122)	33	90	28	1,703
Harbor Small Cap Value Fund	1,234	213	(79)	(101)	16	110	5	1,283
Harbor International Fund	2,098	927	(54)	(746)	(32)	780	31	2,193
Harbor Diversified International All Cap Fund	2,100	173	(62)	(10)	—	59	26	2,201
Harbor International Growth Fund	2,134	109	(79)	38	7	—	15	2,209
Harbor Global Leaders Fund	842	59	(44)	11	7	19	—	875
Harbor High-Yield Bond Fund	1,799	198	(165)	(5)	(1)	—	32	1,826
Harbor High-Yield Opportunities Fund	1,191	137	(102)	(7)	(7)	—	21	1,212
Harbor Core Bond Fund	—	2,212	(—)	9	—	—	—	2,221
Harbor Bond Fund	4,250	433	(2,511)	153	(94)	—	54	2,231
Total	$24,050	$5,851	$(3,631)	$(1,235)	$ (9)	$1,632	$229	$25,026

†	The Harbor Target Retirement 2040 Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
7

Harbor Target Retirement 2045 Fund†
Portfolio of Investments— January 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—74.1%
Shares		Value
12,418	Harbor Capital Appreciation Fund	$ 847
21,911	Harbor Strategic Growth Fund	419
71,144	Harbor Mid Cap Growth Fund	681
53,584	Harbor Small Cap Growth Fund	609
102,700	Harbor Large Cap Value Fund	1,468
48,580	Harbor Mid Cap Value Fund	972
23,635	Harbor Small Cap Value Fund	727
34,657	Harbor International Fund	1,250
121,207	Harbor Diversified International All Cap Fund	1,253
90,099	Harbor International Growth Fund	1,258
19,636	Harbor Global Leaders Fund	509
TOTAL EQUITY FUNDS
(Cost $10,529)		9,993

FIXED INCOME FUNDS—25.9%
Shares		Value
89,937	Harbor High-Yield Bond Fund	$ 867
60,864	Harbor High-Yield Opportunities Fund	574
67,668	Harbor Core Bond Fund	681
120,980	Harbor Bond Fund	1,363
TOTAL FIXED INCOME FUNDS
(Cost $3,548)		3,485
TOTAL INVESTMENTS—100.0%
(Cost $14,077)		13,478
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$13,478

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows transactions in and earnings from investments in the affiliated Funds during the period November 1, 2018 through January 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affilated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)	Ending Balance as of 01/31/2019 (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$ 793	$ 148	$ (41)	$ (58)	$ 5	$ 74	$ 2	$ 847
Harbor Strategic Growth Fund	394	50	(17)	(8)	—	10	1	419
Harbor Mid Cap Growth Fund	631	162	(54)	(69)	11	105	—	681
Harbor Small Cap Growth Fund	556	199	(39)	(104)	(3)	115	—	609
Harbor Large Cap Value Fund	1,392	140	(64)	(13)	13	23	7	1,468
Harbor Mid Cap Value Fund	918	172	(69)	(45)	(4)	52	16	972
Harbor Small Cap Value Fund	681	148	(55)	(54)	7	62	2	727
Harbor International Fund	1,178	560	(43)	(418)	(27)	—	464	1,250
Harbor Diversified International All Cap Fund	1,182	118	(41)	(6)	—	34	15	1,253
Harbor International Growth Fund	1,188	76	(32)	24	2	—	9	1,258
Harbor Global Leaders Fund	482	39	(23)	7	4	12	—	509
Harbor High-Yield Bond Fund	755	161	(46)	—	(3)	—	14	867
Harbor High-Yield Opportunities Fund	499	109	(29)	(3)	(2)	—	9	574
Harbor Core Bond Fund	—	678	(—)	3	—	—	—	681
Harbor Bond Fund	1,761	199	(622)	49	(24)	—	22	1,363
Total	$12,410	$2,959	$(1,175)	$(695)	$(21)	$487	$561	$13,478

†	The Harbor Target Retirement 2045 Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
8

Harbor Target Retirement 2050 Fund†
Portfolio of Investments— January 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—84.2%
Shares		Value
24,941	Harbor Capital Appreciation Fund	$ 1,702
43,883	Harbor Strategic Growth Fund	840
142,409	Harbor Mid Cap Growth Fund	1,363
106,673	Harbor Small Cap Growth Fund	1,213
205,116	Harbor Large Cap Value Fund	2,931
96,803	Harbor Mid Cap Value Fund	1,936
46,974	Harbor Small Cap Value Fund	1,445
69,089	Harbor International Fund	2,491
241,822	Harbor Diversified International All Cap Fund	2,501
179,816	Harbor International Growth Fund	2,510
39,540	Harbor Global Leaders Fund	1,025
TOTAL EQUITY FUNDS
(Cost $20,164)		19,957

FIXED INCOME FUNDS—15.8%
Shares		Value
179,290	Harbor High-Yield Opportunities Fund	$ 1,691
68,339	Harbor Core Bond Fund	687
122,369	Harbor Bond Fund	1,379
TOTAL FIXED INCOME FUNDS
(Cost $3,828)		3,757
TOTAL INVESTMENTS—100.0%
(Cost $23,992)		23,714
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$23,714

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows transactions in and earnings from investments in the affiliated Funds during the period November 1, 2018 through January 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affilated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)	Ending Balance as of 01/31/2019 (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$ 1,703	$ 232	$ (120)	$ (123)	$ 10	$ 152	$ 3	$ 1,702
Harbor Strategic Growth Fund	845	66	(54)	(15)	(2)	20	3	840
Harbor Mid Cap Growth Fund	1,341	289	(145)	(117)	(5)	214	—	1,363
Harbor Small Cap Growth Fund	1,173	363	(103)	(198)	(22)	233	—	1,213
Harbor Large Cap Value Fund	2,973	194	(232)	(104)	100	47	15	2,931
Harbor Mid Cap Value Fund	1,944	288	(193)	(172)	69	104	32	1,936
Harbor Small Cap Value Fund	1,435	259	(152)	(128)	31	125	5	1,445
Harbor International Fund	2,509	1,128	(240)	(731)	(175)	905	36	2,491
Harbor Diversified International All Cap Fund	2,524	227	(235)	(13)	(2)	69	30	2,501
Harbor International Growth Fund	2,529	112	(179)	47	1	—	18	2,510
Harbor Global Leaders Fund	1,044	39	(77)	9	10	23	—	1,025
Harbor High-Yield Opportunities Fund	1,511	375	(177)	(5)	(13)	—	25	1,691
Harbor Core Bond Fund	—	684	(—)	3	—	—	—	687
Harbor Bond Fund	1,860	245	(752)	54	(28)	—	22	1,379
Total	$23,391	$4,501	$(2,659)	$(1,493)	$ (26)	$1,892	$189	$23,714

†	The Harbor Target Retirement 2050 Fund is investing in Institutional Class shares of Harbor funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
9

Harbor Target Retirement 2055 Fund†
Portfolio of Investments— January 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—93.0%
Shares		Value
4,766	Harbor Capital Appreciation Fund	$ 325
8,476	Harbor Strategic Growth Fund	162
27,138	Harbor Mid Cap Growth Fund	260
20,344	Harbor Small Cap Growth Fund	231
39,893	Harbor Large Cap Value Fund	570
18,735	Harbor Mid Cap Value Fund	375
9,060	Harbor Small Cap Value Fund	279
13,349	Harbor International Fund	481
46,658	Harbor Diversified International All Cap Fund	482
34,656	Harbor International Growth Fund	484
7,735	Harbor Global Leaders Fund	201
TOTAL EQUITY FUNDS
(Cost $4,225)		3,850

FIXED INCOME FUNDS—7.0%
Shares		Value
13,762	Harbor High-Yield Opportunities Fund	$ 130
14,081	Harbor Bond Fund	159
TOTAL FIXED INCOME FUNDS
(Cost $294)		289
TOTAL INVESTMENTS—100.0%
(Cost $4,519)		4,139
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—
TOTAL NET ASSETS—100.0%		$4,139

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows transactions in and earnings from investments in the affiliated Funds during the period November 1, 2018 through January 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affilated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)	Ending Balance as of 01/31/2019 (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$ 296	$ 62	$ (13)	$ (21)	$ 1	$ 28	$ 1	$ 325
Harbor Strategic Growth Fund	147	23	(5)	(3)	—	4	—	162
Harbor Mid Cap Growth Fund	233	60	(10)	(23)	—	40	—	260
Harbor Small Cap Growth Fund	209	70	(6)	(41)	(1)	44	—	231
Harbor Large Cap Value Fund	518	70	(15)	(5)	2	9	3	570
Harbor Mid Cap Value Fund	338	72	(14)	(21)	—	20	6	375
Harbor Small Cap Value Fund	252	55	(9)	(20)	1	24	1	279
Harbor International Fund	439	250	(38)	(148)	(22)	169	7	481
Harbor Diversified International All Cap Fund	438	84	(37)	(2)	(1)	13	6	482
Harbor International Growth Fund	442	59	(26)	9	—	—	3	484
Harbor Global Leaders Fund	182	22	(6)	2	1	4	—	201
Harbor High-Yield Opportunities Fund	117	31	(17)	—	(1)	—	2	130
Harbor Bond Fund	145	40	(28)	3	(1)	—	2	159
Total	$3,756	$898	$(224)	$(270)	$(21)	$355	$ 31	$4,139

†	The Harbor Target Retirement 2055 Fund is investing in Institutional Class shares of Harbor funds.
The accompanying notes are an integral part of the Portfolios of Investments.
10

Harbor Target Retirement Funds
Notes to Portfolios of Investments— January 31, 2019 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2019, the Trust consists of 32 separate portfolios. The portfolios covered by this report are: Harbor Target Retirement Income Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund, and Harbor Target Retirement 2055 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or “Target Retirement Funds”).  The Funds invest in a combination of other funds of the Trust (the “Underlying Funds”).  Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds.  The Underlying Funds are managed by subadvisers, none of which is affiliated with the Adviser.
The Funds currently offer one class of shares, designated as Institutional Class.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
The holdings of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable. At January 31, 2019, all investments held by each Fund (as disclosed in the Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2019 or October 31, 2018.
Description of the Underlying Funds
In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the Target Retirement Funds’ prospectus and statement of additional information, as well as the prospectus of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.
Related Parties
The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At January 31, 2019, each Fund held less than 25% of the outstanding shares of any Underlying Fund. In aggregate, the Funds held 28% of Harbor Core Bond Fund.
11

Harbor Target Retirement Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Charles P. Ragusa
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.TR.0119

ITEM 2 – CONTROLS AND PROCEDURES
(a)	The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 3 – EXHIBITS
A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed this 15th day of March, 2019 on its behalf by the undersigned, thereunto duly authorized.
HARBOR FUNDS
By:	/s/ Charles F. McCain

Charles F. McCain – Chairman, President and
Trustee (Principal Executive Officer)
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Charles F. McCain Charles F. McCain	Chairman, President and Trustee (Principal Executive Officer)	March 15, 2019
By:	/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	March 15, 2019